SEPARATE ACCOUNT A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company

and the Contractowners of Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account A indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT HIGH YIELD BOND(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT MICRO CAP(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT SMALL CAP VALUE(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/MFS TECHNOLOGY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/MFS UTILITIES SERIES(1)
EQ/500 MANAGED VOLATILITY(1)	EQ/MID CAP INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	EQ/MODERATE ALLOCATION(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/AB SUSTAINABLE US THEMATIC(2)	EQ/MONEY MARKET(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	EQ/PIMCO GLOBAL REALRETURN(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	EQ/PIMCO ULTRA SHORT BOND(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	EQ/QUALITY BOND PLUS(1)
EQ/BALANCED STRATEGY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/CAPITAL GROUP RESEARCH(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	EQ/VALUE EQUITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/WELLINGTON ENERGY(1)
EQ/COMMON STOCK INDEX(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQUITABLE GROWTH MF/ETF(2)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQUITABLE MODERATE GROWTH MF/ETF(2)
EQ/CONSERVATIVE STRATEGY(1)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(2)
EQ/CORE BOND INDEX(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/EQUITY 500 INDEX(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)

FSA-2

EQ/GOLDMAN SACHS MID CAP VALUE(1)	MULTIMANAGER CORE BOND(1)
EQ/GROWTH STRATEGY(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	TARGET 2015 ALLOCATION(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	TARGET 2025 ALLOCATION(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	TARGET 2035 ALLOCATION(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	TARGET 2045 ALLOCATION(1)
EQ/INVESCO COMSTOCK(1)	TARGET 2055 ALLOCATION(1)
EQ/INVESCO GLOBAL(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/JANUS ENTERPRISE(1)

(1)   Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)   Statement of operations and statement of changes in net assets for the period November 4, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Separate Account A since 1993.

FSA-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$597,102	$17,728,997	$121,460,243	$13,397,138	$1,339,067,275	$28,837,907
Receivable for shares of the Portfolios sold	20	—	—	—	111,898	—
Receivable for policy-related transactions	—	5,877	35,852	4,730	—	4,280

Total assets	597,122	17,734,874	121,496,095	13,401,868	1,339,179,173	28,842,187

Liabilities:
Payable for shares of the Portfolios purchased	—	5,703	8,278	590	—	4,281
Payable for policy-related transactions	13	—	—	—	76,541	—

Total liabilities	13	5,703	8,278	590	76,541	4,281

Net Assets	$597,109	$17,729,171	$121,487,817	$13,401,278	$1,339,102,632	$28,837,906

Net Assets:
Accumulation unit values	$596,847	$17,729,171	$121,426,404	$13,385,810	$1,338,922,058	$28,837,810
Retained by Equitable Financial in Separate Account No. A	262	—	61,413	15,468	180,574	96

Total Net Assets	$597,109	$17,729,171	$121,487,817	$13,401,278	$1,339,102,632	$28,837,906

Investments in shares of the Portfolios, at cost	$838,947	$20,852,473	$109,745,944	$13,814,411	$1,303,549,078	$32,923,548

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	DELAWARE IVY VIP HIGH INCOME
Assets:
Investments in shares of the Portfolios, at fair value	$1,337,665	$153,359,701	$66,363,869	$85,815,229	$82,926,176	$290,444,946
Receivable for shares of the Portfolios sold	46	6,390	70,931	—	—	60,452
Receivable for policy-related transactions	—	—	—	19,254	12,899	—

Total assets	1,337,711	153,366,091	66,434,800	85,834,483	82,939,075	290,505,398

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	19,252	9,706	—
Payable for policy-related transactions	33	6,449	45,642	—	—	56,707

Total liabilities	33	6,449	45,642	19,252	9,706	56,707

Net Assets	$1,337,678	$153,359,642	$66,389,158	$85,815,231	$82,929,369	$290,448,691

Net Assets:
Accumulation unit values	$1,337,671	$153,012,740	$66,346,710	$85,772,781	$82,925,469	$290,443,715
Retained by Equitable Financial in Separate Account No. A	7	346,902	42,448	42,450	3,900	4,976

Total Net Assets	$1,337,678	$153,359,642	$66,389,158	$85,815,231	$82,929,369	$290,448,691

Investments in shares of the Portfolios, at cost	$2,181,721	$152,320,239	$65,069,355	$81,063,182	$96,624,179	$330,080,209

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$28,243,998	$48,052,714	$13,463,987	$16,367,543	$44	$473,980,746
Receivable for shares of the Portfolios sold	36,266	178,336	—	—	—	133,600
Receivable for policy-related transactions	—	—	6,530	4,053	—	—

Total assets	28,280,264	48,231,050	13,470,517	16,371,596	44	474,114,346

Liabilities:
Payable for shares of the Portfolios purchased	—	—	6,530	4,053	—	—
Payable for policy-related transactions	36,178	178,120	—	—	—	103,457

Total liabilities	36,178	178,120	6,530	4,053	—	103,457

Net Assets	$28,244,086	$48,052,930	$13,463,987	$16,367,543	$44	$474,010,889

Net Assets:
Accumulation unit values	$28,242,668	$48,047,535	$13,462,433	$16,367,054	$—	$471,940,161
Contract in payout (annuitization) period	—	—	—	—	—	1,908,469
Retained by Equitable Financial in Separate Account No. A	1,418	5,395	1,554	489	44	162,259

Total Net Assets	$28,244,086	$48,052,930	$13,463,987	$16,367,543	$44	$474,010,889

Investments in shares of the Portfolios, at cost	$30,969,989	$54,097,550	$16,751,272	$18,679,027	$44	$581,663,385

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB SUSTAINABLE US THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$262,827	$825,484,607	$69,484,543	$87,832,952	$229,847,108	$191,019,548
Receivable for shares of the Portfolios sold	—	—	15,606	—	159,288	13,624
Receivable for policy-related transactions	29	11,582	—	18,289	—	—

Total assets	262,856	825,496,189	69,500,149	87,851,241	230,006,396	191,033,172

Liabilities:
Payable for shares of the Portfolios purchased	20	10,304	—	18,289	—	—
Payable for policy-related transactions	—	—	14,186	—	160,559	6,082

Total liabilities	20	10,304	14,186	18,289	160,559	6,082

Net Assets	$262,836	$825,485,885	$69,485,963	$87,832,952	$229,845,837	$191,027,090

Net Assets:
Accumulation unit values	$262,836	$825,480,720	$69,451,284	$87,827,678	$229,776,837	$191,002,653
Retained by Equitable Financial in Separate Account No. A	—	5,165	34,679	5,274	69,000	24,437

Total Net Assets	$262,836	$825,485,885	$69,485,963	$87,832,952	$229,845,837	$191,027,090

Investments in shares of the Portfolios, at cost	$266,329	$1,022,317,916	$81,408,192	$107,737,790	$239,251,620	$216,243,742

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$281,767,667	$128,364,300	$40,732,843	$2,333,639,300	$86,811,399	$37,481,115
Receivable for shares of the Portfolios sold	65,973	40,308	—	49,440	—	—
Receivable for policy-related transactions	—	—	18,033	—	8,368	4,320

Total assets	281,833,640	128,404,608	40,750,876	2,333,688,740	86,819,767	37,485,435

Liabilities:
Payable for shares of the Portfolios purchased	—	—	7,765	—	5,765	4,320
Payable for policy-related transactions	91,868	26,619	—	1,180,130	—	—

Total liabilities	91,868	26,619	7,765	1,180,130	5,765	4,320

Net Assets	$281,741,772	$128,377,989	$40,743,111	$2,332,508,610	$86,814,002	$37,481,115

Net Assets:
Accumulation unit values	$281,643,602	$128,292,501	$40,722,672	$2,323,697,254	$86,806,033	$37,478,710
Contract in payout (annuitization) period	—	—	—	8,289,058	—	—
Retained by Equitable Financial in Separate Account No. A	98,170	85,488	20,439	522,298	7,969	2,405

Total Net Assets	$281,741,772	$128,377,989	$40,743,111	$2,332,508,610	$86,814,002	$37,481,115

Investments in shares of the Portfolios, at cost	$299,563,869	$157,357,078	$43,720,819	$2,010,536,309	$101,865,267	$43,688,735

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$12,458,993	$194,766,620	$122,610,140	$113,592,942	$28,252,382	$2,787,793,319
Receivable for policy-related transactions	2,243	145,837	7,286	3,451	13,567	825,327

Total assets	12,461,236	194,912,457	122,617,426	113,596,393	28,265,949	2,788,618,646

Liabilities:
Payable for shares of the Portfolios purchased	2,225	69,030	376	7,606	11,472	707,306

Total liabilities	2,225	69,030	376	7,606	11,472	707,306

Net Assets	$12,459,011	$194,843,427	$122,617,050	$113,588,787	$28,254,477	$2,787,911,340

Net Assets:
Accumulation unit values	$12,458,862	$194,741,577	$122,602,122	$113,350,339	$28,254,477	$2,783,813,650
Contract in payout (annuitization) period	—	—	—	142,208	—	3,970,289
Retained by Equitable Financial in Separate Account No. A	149	101,850	14,928	96,240	—	127,401

Total Net Assets	$12,459,011	$194,843,427	$122,617,050	$113,588,787	$28,254,477	$2,787,911,340

Investments in shares of the Portfolios, at cost	$14,083,807	$236,431,310	$134,897,973	$130,198,297	$33,841,843	$2,508,793,969

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$573,690,305	$25,985,513	$20,879,498	$339,312,675	$82,577,814	$1,451,407
Receivable for shares of the Portfolios sold	27,123	58	—	11,520	14,144	46
Receivable for policy-related transactions	—	20	968	29,941	—	—

Total assets	573,717,428	25,985,591	20,880,466	339,354,136	82,591,958	1,451,453

Liabilities:
Payable for shares of the Portfolios purchased	—	—	968	—	—	—
Payable for policy-related transactions	27,135	—	—	—	1,677	11

Total liabilities	27,135	—	968	—	1,677	11

Net Assets	$573,690,293	$25,985,591	$20,879,498	$339,354,136	$82,590,281	$1,451,442

Net Assets:
Accumulation unit values	$573,674,644	$25,984,804	$20,876,395	$339,265,836	$82,590,281	$1,451,442
Retained by Equitable Financial in Separate Account No. A	15,649	787	3,103	88,300	—	—

Total Net Assets	$573,690,293	$25,985,591	$20,879,498	$339,354,136	$82,590,281	$1,451,442

Investments in shares of the Portfolios, at cost	$590,509,299	$21,508,758	$24,656,216	$383,119,111	$85,046,694	$1,412,381

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$39,940,068	$152,514,009	$403,675,358	$16,637,123	$154,428,319	$146,697,347
Receivable for shares of the Portfolios sold	—	—	—	—	—	75,756
Receivable for policy-related transactions	21,332	7,579	151,580	2,942	30,157	—

Total assets	39,961,400	152,521,588	403,826,938	16,640,065	154,458,476	146,773,103

Liabilities:
Payable for shares of the Portfolios purchased	14,848	7,579	156,790	2,938	8,933	—
Payable for policy-related transactions	—	—	—	—	—	75,786

Total liabilities	14,848	7,579	156,790	2,938	8,933	75,786

Net Assets	$39,946,552	$152,514,009	$403,670,148	$16,637,127	$154,449,543	$146,697,317

Net Assets:
Accumulation unit values	$39,704,640	$152,486,325	$402,621,027	$16,636,088	$154,418,395	$146,663,565
Contract in payout (annuitization) period	117,863	—	921,984	—	—	—
Retained by Equitable Financial in Separate Account No. A	124,049	27,684	127,137	1,039	31,148	33,752

Total Net Assets	$39,946,552	$152,514,009	$403,670,148	$16,637,127	$154,449,543	$146,697,317

Investments in shares of the Portfolios, at cost	$42,743,595	$157,472,176	$394,261,632	$17,565,683	$155,156,847	$139,425,579

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$249,492,597	$96,595,404	$530,629,715	$361,326,550	$35,145,008	$461,815,275
Receivable for shares of the Portfolios sold	—	—	107,694	—	—	—
Receivable for policy-related transactions	26,912	15,666	—	231,411	6,104	30,970

Total assets	249,519,509	96,611,070	530,737,409	361,557,961	35,151,112	461,846,245

Liabilities:
Payable for shares of the Portfolios purchased	24,371	15,757	—	206,191	6,104	3,117
Payable for policy-related transactions	—	—	75,055	—	—	—

Total liabilities	24,371	15,757	75,055	206,191	6,104	3,117

Net Assets	$249,495,138	$96,595,313	$530,662,354	$361,351,770	$35,145,008	$461,843,128

Net Assets:
Accumulation unit values	$249,495,138	$96,587,561	$530,550,730	$361,316,463	$35,115,072	$461,729,178
Retained by Equitable Financial in Separate Account No. A	—	7,752	111,624	35,307	29,936	113,950

Total Net Assets	$249,495,138	$96,595,313	$530,662,354	$361,351,770	$35,145,008	$461,843,128

Investments in shares of the Portfolios, at cost	$271,384,467	$101,375,918	$578,917,121	$381,844,961	$40,458,585	$537,590,218

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$747,093,312	$160,657,898	$797,449,042	$235,552,417	$91,972,356	$333,437,311
Receivable for shares of the Portfolios sold	88,028	28,947	—	—	34,959	—
Receivable for policy-related transactions	—	—	8,090	54,115	—	47,425

Total assets	747,181,340	160,686,845	797,457,132	235,606,532	92,007,315	333,484,736

Liabilities:
Payable for shares of the Portfolios purchased	—	—	7,337	38,562	—	38,301
Payable for policy-related transactions	96,588	26,500	—	—	34,959	—

Total liabilities	96,588	26,500	7,337	38,562	34,959	38,301

Net Assets	$747,084,752	$160,660,345	$797,449,795	$235,567,970	$91,972,356	$333,446,435

Net Assets:
Accumulation unit values	$746,927,276	$160,655,417	$794,564,445	$235,538,091	$91,945,533	$333,403,609
Contract in payout (annuitization) period	—	—	2,242,668	—	—	—
Retained by Equitable Financial in Separate Account No. A	157,476	4,928	642,682	29,879	26,823	42,826

Total Net Assets	$747,084,752	$160,660,345	$797,449,795	$235,567,970	$91,972,356	$333,446,435

Investments in shares of the Portfolios, at cost	$1,010,554,858	$159,458,831	$816,943,152	$269,106,782	$115,010,332	$373,080,590

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$656,474,667	$252,040,065	$286,942,918	$149,082,430	$946,048,383	$457,379,088
Receivable for shares of the Portfolios sold	—	13,767	232,540	—	—	48,963
Receivable for policy-related transactions	91,057	—	—	66,931	178,393	—

Total assets	656,565,724	252,053,832	287,175,458	149,149,361	946,226,776	457,428,051

Liabilities:
Payable for shares of the Portfolios purchased	71,931	—	—	62,968	177,836	—
Payable for policy-related transactions	—	7,256	227,659	—	—	46,533

Total liabilities	71,931	7,256	227,659	62,968	177,836	46,533

Net Assets	$656,493,793	$252,046,576	$286,947,799	$149,086,393	$946,048,940	$457,381,518

Net Assets:
Accumulation unit values	$656,461,401	$252,038,135	$286,939,961	$149,086,393	$945,956,856	$457,350,385
Retained by Equitable Financial in Separate Account No. A	32,392	8,441	7,838	—	92,084	31,133

Total Net Assets	$656,493,793	$252,046,576	$286,947,799	$149,086,393	$946,048,940	$457,381,518

Investments in shares of the Portfolios, at cost	$684,117,419	$256,643,359	$364,017,907	$141,634,413	$991,482,895	$470,445,054

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$1,449,791,001	$115,541,568	$1,207,723,720	$95,050,901	$62,854,962	$60,973,631
Receivable for shares of the Portfolios sold	—	—	—	—	—	5,160
Receivable for policy-related transactions	389,760	40,508	99,311	367,739	15,347	—

Total assets	1,450,180,761	115,582,076	1,207,823,031	95,418,640	62,870,309	60,978,791

Liabilities:
Payable for shares of the Portfolios purchased	169,009	40,508	90,422	487,165	15,344	—
Payable for policy-related transactions	—	—	—	—	—	5,411

Total liabilities	169,009	40,508	90,422	487,165	15,344	5,411

Net Assets	$1,450,011,752	$115,541,568	$1,207,732,609	$94,931,475	$62,854,965	$60,973,380

Net Assets:
Accumulation unit values	$1,445,515,504	$115,531,139	$1,207,694,331	$94,580,831	$62,580,011	$60,972,635
Contract in payout (annuitization) period	3,387,313	—	—	184,383	—	—
Retained by Equitable Financial in Separate Account No. A	1,108,935	10,429	38,278	166,261	274,954	745

Total Net Assets	$1,450,011,752	$115,541,568	$1,207,732,609	$94,931,475	$62,854,965	$60,973,380

Investments in shares of the Portfolios, at cost	$1,754,829,376	$137,627,749	$1,486,095,862	$95,052,458	$101,582,155	$80,313,282

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Assets:
Investments in shares of the Portfolios, at fair value	$71,176,045	$59,891,754	$429,830,643	$857,843,121	$789,794,814	$75,941,379
Receivable for shares of the Portfolios sold	—	—	—	—	3,437	—
Receivable for policy-related transactions	26,672	10,979	168,607	222,927	36,691	19,503

Total assets	71,202,717	59,902,733	429,999,250	858,066,048	789,834,942	75,960,882

Liabilities:
Payable for shares of the Portfolios purchased	14,823	7,738	172,532	191,044	—	19,581

Total liabilities	14,823	7,738	172,532	191,044	—	19,581

Net Assets	$71,187,894	$59,894,995	$429,826,718	$857,875,004	$789,834,942	$75,941,301

Net Assets:
Accumulation unit values	$71,163,321	$59,508,361	$429,691,311	$857,838,772	$789,761,795	$75,937,884
Contract in payout (annuitization) period	—	195,221	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	24,573	191,413	135,407	36,232	73,147	3,417

Total Net Assets	$71,187,894	$59,894,995	$429,826,718	$857,875,004	$789,834,942	$75,941,301

Investments in shares of the Portfolios, at cost	$72,797,844	$66,529,277	$480,428,622	$1,082,774,170	$896,366,354	$64,329,538

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$22,122,776	$16,904	$557	$31,196,358	$137,333	$104,280,421
Receivable for policy-related transactions	14,203	30	—	17,794	17,837	48,183

Total assets	22,136,979	16,934	557	31,214,152	155,170	104,328,604

Liabilities:
Payable for shares of the Portfolios purchased	14,203	29	—	17,794	17,833	48,201

Total liabilities	14,203	29	—	17,794	17,833	48,201

Net Assets	$22,122,776	$16,905	$557	$31,196,358	$137,337	$104,280,403

Net Assets:
Accumulation unit values	$22,117,161	$16,905	$557	$31,192,980	$137,337	$104,278,081
Retained by Equitable Financial in Separate Account No. A	5,615	—	—	3,378	—	2,322

Total Net Assets	$22,122,776	$16,905	$557	$31,196,358	$137,337	$104,280,403

Investments in shares of the Portfolios, at cost	$24,865,245	$17,599	$553	$31,488,009	$139,938	$114,473,746

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$82,751,415	$53,039,671	$26,932,677	$15,215,142	$25,765,485	$46,805,579
Receivable for shares of the Portfolios sold	11,227	—	2,789	—	—	—
Receivable for policy-related transactions	—	10,630	—	2,545	838	26,491

Total assets	82,762,642	53,050,301	26,935,466	15,217,687	25,766,323	46,832,070

Liabilities:
Payable for shares of the Portfolios purchased	—	10,612	—	2,545	838	26,533
Payable for policy-related transactions	11,224	—	2,789	—	—	—

Total liabilities	11,224	10,612	2,789	2,545	838	26,533

Net Assets	$82,751,418	$53,039,689	$26,932,677	$15,215,142	$25,765,485	$46,805,537

Net Assets:
Accumulation unit values	$82,745,547	$53,037,545	$26,927,620	$15,213,476	$25,760,965	$46,802,603
Retained by Equitable Financial in Separate Account No. A	5,871	2,144	5,057	1,666	4,520	2,934

Total Net Assets	$82,751,418	$53,039,689	$26,932,677	$15,215,142	$25,765,485	$46,805,537

Investments in shares of the Portfolios, at cost	$86,379,098	$60,362,038	$32,907,269	$19,176,051	$26,983,149	$54,458,419

The accompanying notes are an integral part of these financial statements.

FSA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$621,391,526	$148,422,251	$266,755,200	$14,391,656	$14,034,086	$92,328,126
Receivable for shares of the Portfolios sold	16,188	—	—	—	—	34,081
Receivable for policy-related transactions	113,193	76,625	36,027	1,031	4,554	—

Total assets	621,520,907	148,498,876	266,791,227	14,392,687	14,038,640	92,362,207

Liabilities:
Payable for shares of the Portfolios purchased	—	104,915	36,088	961	2,888	—
Payable for policy-related transactions	—	—	—	—	—	34,081

Total liabilities	—	104,915	36,088	961	2,888	34,081

Net Assets	$621,520,907	$148,393,961	$266,755,139	$14,391,726	$14,035,752	$92,328,126

Net Assets:
Accumulation unit values	$620,258,671	$148,393,961	$266,569,275	$14,386,083	$14,019,046	$92,325,273
Contract in payout (annuitization) period	765,059	—	—	—	—	—
Retained by Equitable Financial in Separate Account No. A	497,177	—	185,864	5,643	16,706	2,853

Total Net Assets	$621,520,907	$148,393,961	$266,755,139	$14,391,726	$14,035,752	$92,328,126

Investments in shares of the Portfolios, at cost	$703,449,599	$168,201,687	$379,724,015	$14,889,362	$17,334,912	$107,990,763

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$146,981,449	$137,382,371	$61,266,524	$67,594,357	$33,894,525
Receivable for shares of the Portfolios sold	96,940	52,367	—	—	—
Receivable for policy-related transactions	—	—	47,146	15,491	76,907

Total assets	147,078,389	137,434,738	61,313,670	67,609,848	33,971,432

Liabilities:
Payable for shares of the Portfolios purchased	—	—	47,146	15,491	77,096
Payable for policy-related transactions	96,940	45,369	—	—	—

Total liabilities	96,940	45,369	47,146	15,491	77,096

Net Assets	$146,981,449	$137,389,369	$61,266,524	$67,594,357	$33,894,336

Net Assets:
Accumulation unit values	$146,960,000	$137,377,938	$61,266,304	$67,593,019	$33,894,091
Retained by Equitable Financial in Separate Account No. A	21,449	11,431	220	1,338	245

Total Net Assets	$146,981,449	$137,389,369	$61,266,524	$67,594,357	$33,894,336

Investments in shares of the Portfolios, at cost	$156,386,654	$141,603,213	$64,404,485	$80,034,260	$30,758,613

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-20

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT CONVERTIBLE SECURITIES	IB	72,867

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	2,104,776

1290 VT EQUITY INCOME	IB	24,278,772

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,155,245

1290 VT GAMCO SMALL COMPANY VALUE	IB	21,482,872

1290 VT HIGH YIELD BOND	IB	3,498,066

1290 VT MICRO CAP	IB	165,241

1290 VT SMALL CAP VALUE	IB	13,837,621

1290 VT SMARTBETA EQUITY ESG	IB	4,401,887

1290 VT SOCIALLY RESPONSIBLE	IB	5,416,376

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	8,984,418

DELAWARE IVY VIP HIGH INCOME	CLASS II	102,994,661

EQ/400 MANAGED VOLATILITY	IB	1,388,630

EQ/500 MANAGED VOLATILITY	IB	1,927,975

EQ/2000 MANAGED VOLATILITY	IB	798,643

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,485,313

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5

EQ/AB SMALL CAP GROWTH	IA	21,008,529
EQ/AB SMALL CAP GROWTH	IB	14,213,860

EQ/AB SUSTAINABLE US THEMATIC	IB	30,693

EQ/AGGRESSIVE ALLOCATION	B	94,916,445

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,911,230

EQ/ALL ASSET GROWTH ALLOCATION	IB	5,456,889

EQ/AMERICAN CENTURY MID CAP VALUE	IB	10,690,671

EQ/BALANCED STRATEGY	IB	13,597,583

EQ/CAPITAL GROUP RESEARCH	IB	11,063,399

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	12,336,588

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	5,016,042

EQ/COMMON STOCK INDEX	IA	56,934,991
EQ/COMMON STOCK INDEX	IB	7,488,462

EQ/CONSERVATIVE ALLOCATION	B	11,097,706

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,987,626

EQ/CONSERVATIVE STRATEGY	IB	1,162,485

EQ/CONSERVATIVE-PLUS ALLOCATION	B	25,206,636

EQ/CORE BOND INDEX	IB	13,611,573

EQ/CORE PLUS BOND	A	19,562,965
EQ/CORE PLUS BOND	B	13,608,985

EQ/EMERGING MARKETS EQUITY PLUS	IB	3,461,705

The accompanying notes are an integral part of these financial statements.

FSA-21

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/EQUITY 500 INDEX	IA	25,090,446
EQ/EQUITY 500 INDEX	IB	24,031,844

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	14,328,427

EQ/FRANKLIN RISING DIVIDENDS	IB	638,851

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1,632,665

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	24,387,307

EQ/GOLDMAN SACHS MID CAP VALUE	IB	4,288,041

EQ/GROWTH STRATEGY	IA	87,930

EQ/INTERMEDIATE GOVERNMENT BOND	IA	3,226,943
EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,027,818

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	15,748,992

EQ/INTERNATIONAL EQUITY INDEX	IA	32,767,432
EQ/INTERNATIONAL EQUITY INDEX	IB	10,997,642

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1,356,316

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	13,202,717

EQ/INVESCO COMSTOCK	IB	7,430,829

EQ/INVESCO GLOBAL	IB	12,470,940

EQ/INVESCO GLOBAL REAL ASSETS	IB	6,727,502

EQ/JANUS ENTERPRISE	IB	28,931,581

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	19,745,025

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	3,702,556

EQ/LARGE CAP GROWTH INDEX	IB	29,457,608

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	32,459,892

EQ/LARGE CAP VALUE INDEX	IB	17,114,976

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	42,443,136
EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	5,205,015

EQ/LAZARD EMERGING MARKETS EQUITY	IB	14,123,768

EQ/LOOMIS SAYLES GROWTH	IB	12,288,799

EQ/MFS INTERNATIONAL GROWTH	IB	49,659,735

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	23,094,390

EQ/MFS MID CAP FOCUSED GROWTH	IB	17,251,985

EQ/MFS TECHNOLOGY	IB	13,908,384

EQ/MFS UTILITIES SERIES	IB	4,109,843

EQ/MID CAP INDEX	IB	68,552,484

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	30,344,936

EQ/MODERATE ALLOCATION	A	81,637,504
EQ/MODERATE ALLOCATION	B	49,601,510

EQ/MODERATE GROWTH STRATEGY	IB	7,853,368

EQ/MODERATE-PLUS ALLOCATION	B	142,582,333

EQ/MONEY MARKET	IA	41,411,546
EQ/MONEY MARKET	IB	53,597,028

The accompanying notes are an integral part of these financial statements.

FSA-22

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	11,693,866

EQ/PIMCO GLOBAL REAL RETURN	IB	8,355,072

EQ/PIMCO ULTRA SHORT BOND	IB	7,408,342

EQ/QUALITY BOND PLUS	IA	5,681,476
EQ/QUALITY BOND PLUS	IB	2,242,963

EQ/SMALL COMPANY INDEX	IB	43,431,897

EQ/T. ROWE PRICE GROWTH STOCK	IB	19,288,219

EQ/VALUE EQUITY	IB	42,344,787

EQ/WELLINGTON ENERGY	IB	19,419,158

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	2,028,362

EQUITABLE GROWTH MF/ETF	IB	1,941

EQUITABLE MODERATE GROWTH MF/ETF	IB	64

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	1,373,684

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	13,117

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	3,342,321

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	3,343,492

INVESCO V.I. HIGH YIELD FUND	SERIES II	11,919,027

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	3,272,500

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,116,298

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	813,561

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	2,481,738

MULTIMANAGER AGGRESSIVE EQUITY	IA	11,775,404

MULTIMANAGER AGGRESSIVE EQUITY	IB	804,288

MULTIMANAGER CORE BOND	IB	17,556,934

MULTIMANAGER TECHNOLOGY	IB	11,682,960

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,053,018

TARGET 2015 ALLOCATION	B	2,107,846

TARGET 2025 ALLOCATION	B	9,601,715

TARGET 2035 ALLOCATION	B	12,453,672

TARGET 2045 ALLOCATION	B	11,126,250

TARGET 2055 ALLOCATION	B	4,809,379

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	5,416,215

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	1,247,958

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-23

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$124.01	—
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$123.74	4
1290 VT CONVERTIBLE SECURITIES	1.34%	IB	$100.00	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$103.93	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.25%	IB	$101.24	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.50%	IB	$99.32	14
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.70%	IB	$97.81	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.80%	IB	$97.06	8
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.90%	IB	$96.32	11
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$95.58	—
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$94.84	5
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$94.11	135
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$93.75	14

1290 VT EQUITY INCOME	0.00%	IB	$182.31	—
1290 VT EQUITY INCOME	0.25%	IB	$336.90	—
1290 VT EQUITY INCOME	0.50%	IB	$321.86	25
1290 VT EQUITY INCOME	0.70%	IB	$310.25	3
1290 VT EQUITY INCOME	0.80%	IB	$446.16	1
1290 VT EQUITY INCOME	0.90%	IB	$299.07	23
1290 VT EQUITY INCOME	0.95%	IB	$296.34	10
1290 VT EQUITY INCOME	1.00%	IB	$293.63	—
1290 VT EQUITY INCOME	1.10%	IB	$288.27	4
1290 VT EQUITY INCOME	1.20%	IB	$282.99	112
1290 VT EQUITY INCOME	1.25%	IB	$201.82	20
1290 VT EQUITY INCOME	1.30%	IB	$226.79	2
1290 VT EQUITY INCOME	1.34%	IB	$275.78	235
1290 VT EQUITY INCOME	1.35%	IB	$275.27	—
1290 VT EQUITY INCOME	1.45%	IB	$270.23	—

1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$186.90	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.70%	IB	$180.37	—
1290 VT GAMCO MERGERS & ACQUISITIONS	0.90%	IB	$174.06	5
1290 VT GAMCO MERGERS & ACQUISITIONS	0.95%	IB	$172.52	4
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$167.97	2
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$164.98	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$131.46	9
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$142.74	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$160.84	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.34%	IB	$160.91	59
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$160.62	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.45%	IB	$157.76	—

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$177.63	24
1290 VT GAMCO SMALL COMPANY VALUE	0.25%	IB	$536.53	9
1290 VT GAMCO SMALL COMPANY VALUE	0.40%	IB	$255.90	14
1290 VT GAMCO SMALL COMPANY VALUE	0.50%	IB	$512.57	16
1290 VT GAMCO SMALL COMPANY VALUE	0.70%	IB	$494.09	14
1290 VT GAMCO SMALL COMPANY VALUE	0.80%	IB	$572.89	21
1290 VT GAMCO SMALL COMPANY VALUE	0.90%	IB	$476.29	156

The accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE	0.95%	IB	$471.94	19
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$467.63	4
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$459.09	41
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$450.68	1,412
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$285.66	166
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$336.73	4
1290 VT GAMCO SMALL COMPANY VALUE	1.34%	IB	$439.20	1,159
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$438.39	1
1290 VT GAMCO SMALL COMPANY VALUE	1.45%	IB	$430.36	—

1290 VT HIGH YIELD BOND	0.00%	IB	$126.49	1
1290 VT HIGH YIELD BOND	0.25%	IB	$128.51	2
1290 VT HIGH YIELD BOND	0.50%	IB	$125.44	2
1290 VT HIGH YIELD BOND	0.70%	IB	$123.02	—
1290 VT HIGH YIELD BOND	0.80%	IB	$121.84	3
1290 VT HIGH YIELD BOND	0.90%	IB	$120.66	6
1290 VT HIGH YIELD BOND	0.95%	IB	$120.07	4
1290 VT HIGH YIELD BOND	1.00%	IB	$119.49	—
1290 VT HIGH YIELD BOND	1.10%	IB	$118.33	4
1290 VT HIGH YIELD BOND	1.20%	IB	$117.18	146
1290 VT HIGH YIELD BOND	1.25%	IB	$116.61	27
1290 VT HIGH YIELD BOND	1.34%	IB	$115.59	50

1290 VT MICRO CAP	1.20%	IB	$133.51	—
1290 VT MICRO CAP	1.25%	IB	$133.23	10

1290 VT SMALL CAP VALUE	0.00%	IB	$204.33	—
1290 VT SMALL CAP VALUE	0.25%	IB	$184.07	—
1290 VT SMALL CAP VALUE	0.50%	IB	$180.58	12
1290 VT SMALL CAP VALUE	0.70%	IB	$177.82	2
1290 VT SMALL CAP VALUE	0.80%	IB	$176.46	2
1290 VT SMALL CAP VALUE	0.90%	IB	$20.99	6
1290 VT SMALL CAP VALUE	0.90%	IB	$175.11	23
1290 VT SMALL CAP VALUE	0.95%	IB	$184.44	20
1290 VT SMALL CAP VALUE	1.00%	IB	$173.77	—
1290 VT SMALL CAP VALUE	1.10%	IB	$172.43	3
1290 VT SMALL CAP VALUE	1.20%	IB	$171.10	112
1290 VT SMALL CAP VALUE	1.25%	IB	$170.45	15
1290 VT SMALL CAP VALUE	1.30%	IB	$182.75	—
1290 VT SMALL CAP VALUE	1.34%	IB	$20.73	28
1290 VT SMALL CAP VALUE	1.34%	IB	$169.26	706
1290 VT SMALL CAP VALUE	1.35%	IB	$20.73	—
1290 VT SMALL CAP VALUE	1.45%	IB	$182.02	—

1290 VT SMARTBETA EQUITY ESG	0.00%	IB	$180.64	—
1290 VT SMARTBETA EQUITY ESG	0.25%	IB	$169.43	1
1290 VT SMARTBETA EQUITY ESG	0.40%	IB	$92.25	—
1290 VT SMARTBETA EQUITY ESG	0.50%	IB	$166.22	3
1290 VT SMARTBETA EQUITY ESG	0.70%	IB	$163.68	1
1290 VT SMARTBETA EQUITY ESG	0.80%	IB	$162.43	4
1290 VT SMARTBETA EQUITY ESG	0.90%	IB	$161.19	21
1290 VT SMARTBETA EQUITY ESG	0.95%	IB	$128.16	5
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$159.95	—
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$158.72	6

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$157.50	198
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$156.89	14
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$126.99	6
1290 VT SMARTBETA EQUITY ESG	1.34%	IB	$155.81	164
1290 VT SMARTBETA EQUITY ESG	1.45%	IB	$126.48	—

1290 VT SOCIALLY RESPONSIBLE	0.00%	IB	$201.81	28
1290 VT SOCIALLY RESPONSIBLE	0.25%	IB	$270.67	—
1290 VT SOCIALLY RESPONSIBLE	0.40%	IB	$300.02	4
1290 VT SOCIALLY RESPONSIBLE	0.50%	IB	$255.95	3
1290 VT SOCIALLY RESPONSIBLE	0.70%	IB	$276.37	2
1290 VT SOCIALLY RESPONSIBLE	0.80%	IB	$534.58	—
1290 VT SOCIALLY RESPONSIBLE	0.90%	IB	$263.65	10
1290 VT SOCIALLY RESPONSIBLE	0.95%	IB	$334.08	2
1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$257.52	—
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$251.49	3
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$245.60	123
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$244.66	7
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$268.35	—
1290 VT SOCIALLY RESPONSIBLE	1.34%	IB	$237.60	174
1290 VT SOCIALLY RESPONSIBLE	1.45%	IB	$300.02	—

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.00%	CLASS 4	$108.13	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.25%	CLASS 4	$108.43	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.40%	CLASS 4	$86.42	1
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.50%	CLASS 4	$105.84	29
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.70%	CLASS 4	$103.80	12
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.80%	CLASS 4	$102.79	17
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.90%	CLASS 4	$101.80	42
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.95%	CLASS 4	$101.31	24
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.00%	CLASS 4	$100.82	2
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.10%	CLASS 4	$99.84	23
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.20%	CLASS 4	$98.87	440
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.25%	CLASS 4	$98.39	97
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.34%	CLASS 4	$97.52	148
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.45%	CLASS 4	$96.48	—

DELAWARE IVY VIP HIGH INCOME	0.00%	CLASS II	$127.85	1
DELAWARE IVY VIP HIGH INCOME	0.25%	CLASS II	$183.71	2
DELAWARE IVY VIP HIGH INCOME	0.40%	CLASS II	$89.67	3

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
DELAWARE IVY VIP HIGH INCOME	0.50%	CLASS II	$178.12	35
DELAWARE IVY VIP HIGH INCOME	0.70%	CLASS II	$173.75	14
DELAWARE IVY VIP HIGH INCOME	0.80%	CLASS II	$171.60	37
DELAWARE IVY VIP HIGH INCOME	0.90%	CLASS II	$169.49	145
DELAWARE IVY VIP HIGH INCOME	0.95%	CLASS II	$168.44	20
DELAWARE IVY VIP HIGH INCOME	1.00%	CLASS II	$167.40	1
DELAWARE IVY VIP HIGH INCOME	1.10%	CLASS II	$165.32	25
DELAWARE IVY VIP HIGH INCOME	1.20%	CLASS II	$163.27	919
DELAWARE IVY VIP HIGH INCOME	1.25%	CLASS II	$162.26	235
DELAWARE IVY VIP HIGH INCOME	1.34%	CLASS II	$160.44	339
DELAWARE IVY VIP HIGH INCOME	1.45%	CLASS II	$141.14	—

EQ/400 MANAGED VOLATILITY	0.00%	IB	$174.36	1
EQ/400 MANAGED VOLATILITY	0.25%	IB	$275.36	—
EQ/400 MANAGED VOLATILITY	0.40%	IB	$250.77	6
EQ/400 MANAGED VOLATILITY	0.50%	IB	$266.74	1
EQ/400 MANAGED VOLATILITY	0.70%	IB	$293.16	—
EQ/400 MANAGED VOLATILITY	0.80%	IB	$256.70	1
EQ/400 MANAGED VOLATILITY	0.90%	IB	$253.44	2
EQ/400 MANAGED VOLATILITY	0.90%	IB	$285.97	5
EQ/400 MANAGED VOLATILITY	0.95%	IB	$284.20	—
EQ/400 MANAGED VOLATILITY	1.00%	IB	$250.22	—
EQ/400 MANAGED VOLATILITY	1.10%	IB	$247.03	12
EQ/400 MANAGED VOLATILITY	1.20%	IB	$243.87	52
EQ/400 MANAGED VOLATILITY	1.20%	IB	$275.48	—
EQ/400 MANAGED VOLATILITY	1.25%	IB	$273.77	2
EQ/400 MANAGED VOLATILITY	1.34%	IB	$270.71	29
EQ/400 MANAGED VOLATILITY	1.45%	IB	$202.32	—

EQ/500 MANAGED VOLATILITY	0.00%	IB	$199.01	2
EQ/500 MANAGED VOLATILITY	0.25%	IB	$322.00	—
EQ/500 MANAGED VOLATILITY	0.50%	IB	$311.92	1
EQ/500 MANAGED VOLATILITY	0.70%	IB	$304.04	—
EQ/500 MANAGED VOLATILITY	0.70%	IB	$339.54	—
EQ/500 MANAGED VOLATILITY	0.80%	IB	$300.18	1
EQ/500 MANAGED VOLATILITY	0.90%	IB	$296.37	4
EQ/500 MANAGED VOLATILITY	0.90%	IB	$331.22	7
EQ/500 MANAGED VOLATILITY	0.95%	IB	$329.17	1
EQ/500 MANAGED VOLATILITY	1.00%	IB	$292.61	1
EQ/500 MANAGED VOLATILITY	1.10%	IB	$288.87	13
EQ/500 MANAGED VOLATILITY	1.20%	IB	$285.18	80
EQ/500 MANAGED VOLATILITY	1.20%	IB	$319.06	2
EQ/500 MANAGED VOLATILITY	1.25%	IB	$317.09	8
EQ/500 MANAGED VOLATILITY	1.34%	IB	$313.54	43

EQ/2000 MANAGED VOLATILITY	0.00%	IB	$155.21	1
EQ/2000 MANAGED VOLATILITY	0.25%	IB	$227.69	1
EQ/2000 MANAGED VOLATILITY	0.50%	IB	$220.56	1
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$214.99	—
EQ/2000 MANAGED VOLATILITY	0.70%	IB	$253.37	—
EQ/2000 MANAGED VOLATILITY	0.80%	IB	$212.26	—
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$209.56	1
EQ/2000 MANAGED VOLATILITY	0.90%	IB	$247.15	4
EQ/2000 MANAGED VOLATILITY	0.95%	IB	$245.62	1

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/2000 MANAGED VOLATILITY	1.00%	IB	$206.90	—
EQ/2000 MANAGED VOLATILITY	1.10%	IB	$204.26	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$201.65	36
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$238.08	—
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$236.61	2
EQ/2000 MANAGED VOLATILITY	1.34%	IB	$233.96	15

EQ/AB DYNAMIC MODERATE GROWTH	0.25%	IB	$156.49	—
EQ/AB DYNAMIC MODERATE GROWTH	0.50%	IB	$152.37	1
EQ/AB DYNAMIC MODERATE GROWTH	0.70%	IB	$149.14	—
EQ/AB DYNAMIC MODERATE GROWTH	0.80%	IB	$147.55	1
EQ/AB DYNAMIC MODERATE GROWTH	0.90%	IB	$145.98	4
EQ/AB DYNAMIC MODERATE GROWTH	0.95%	IB	$145.19	2
EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$144.42	2
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$142.87	7
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$141.34	61
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$140.58	11
EQ/AB DYNAMIC MODERATE GROWTH	1.34%	IB	$139.23	25

EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$94.68	—

EQ/AB SMALL CAP GROWTH	0.70%	IA	$463.59	4
EQ/AB SMALL CAP GROWTH	0.90%	IA	$566.82	21
EQ/AB SMALL CAP GROWTH	1.20%	IA	$524.35	6
EQ/AB SMALL CAP GROWTH	1.34%	IA	$505.63	551
EQ/AB SMALL CAP GROWTH	1.35%	IA	$504.30	2
EQ/AB SMALL CAP GROWTH	1.45%	IA	$360.91	1
EQ/AB SMALL CAP GROWTH	0.00%	IB	$176.11	2
EQ/AB SMALL CAP GROWTH	0.25%	IB	$326.78	5
EQ/AB SMALL CAP GROWTH	0.40%	IB	$75.68	—
EQ/AB SMALL CAP GROWTH	0.50%	IB	$309.06	29
EQ/AB SMALL CAP GROWTH	0.70%	IB	$498.00	—
EQ/AB SMALL CAP GROWTH	0.80%	IB	$543.22	6
EQ/AB SMALL CAP GROWTH	0.90%	IB	$400.87	6
EQ/AB SMALL CAP GROWTH	0.95%	IB	$469.55	21
EQ/AB SMALL CAP GROWTH	1.00%	IB	$506.37	1
EQ/AB SMALL CAP GROWTH	1.10%	IB	$453.23	8
EQ/AB SMALL CAP GROWTH	1.20%	IB	$371.32	310
EQ/AB SMALL CAP GROWTH	1.25%	IB	$234.55	123
EQ/AB SMALL CAP GROWTH	1.30%	IB	$280.53	2

EQ/AB SUSTAINABLE US THEMATIC	1.20%	IB	$104.56	2
EQ/AB SUSTAINABLE US THEMATIC	1.34%	IB	$104.54	—

EQ/AGGRESSIVE ALLOCATION	0.00%	B	$161.95	5
EQ/AGGRESSIVE ALLOCATION	0.25%	B	$308.37	16
EQ/AGGRESSIVE ALLOCATION	0.40%	B	$85.43	—
EQ/AGGRESSIVE ALLOCATION	0.50%	B	$293.84	55
EQ/AGGRESSIVE ALLOCATION	0.70%	B	$282.67	7
EQ/AGGRESSIVE ALLOCATION	0.80%	B	$339.34	18
EQ/AGGRESSIVE ALLOCATION	0.90%	B	$271.92	326
EQ/AGGRESSIVE ALLOCATION	0.95%	B	$269.29	53
EQ/AGGRESSIVE ALLOCATION	1.00%	B	$266.70	4
EQ/AGGRESSIVE ALLOCATION	1.10%	B	$261.55	81
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$256.49	1,247

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$157.14	27
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$176.28	5
EQ/AGGRESSIVE ALLOCATION	1.34%	B	$249.60	1,382
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$249.11	—
EQ/AGGRESSIVE ALLOCATION	1.45%	B	$244.29	—

EQ/AGGRESSIVE GROWTH STRATEGY	0.00%	IB	$119.40	—
EQ/AGGRESSIVE GROWTH STRATEGY	0.25%	IB	$118.62	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.50%	IB	$117.85	10
EQ/AGGRESSIVE GROWTH STRATEGY	0.70%	IB	$117.23	1
EQ/AGGRESSIVE GROWTH STRATEGY	0.80%	IB	$116.92	21
EQ/AGGRESSIVE GROWTH STRATEGY	0.90%	IB	$116.61	18
EQ/AGGRESSIVE GROWTH STRATEGY	0.95%	IB	$116.46	18
EQ/AGGRESSIVE GROWTH STRATEGY	1.00%	IB	$116.31	1
EQ/AGGRESSIVE GROWTH STRATEGY	1.10%	IB	$116.00	15
EQ/AGGRESSIVE GROWTH STRATEGY	1.20%	IB	$115.69	181
EQ/AGGRESSIVE GROWTH STRATEGY	1.25%	IB	$115.54	19
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$115.39	11
EQ/AGGRESSIVE GROWTH STRATEGY	1.34%	IB	$115.27	305

EQ/ALL ASSET GROWTH ALLOCATION	0.00%	IB	$145.65	—
EQ/ALL ASSET GROWTH ALLOCATION	0.25%	IB	$210.70	—
EQ/ALL ASSET GROWTH ALLOCATION	0.50%	IB	$203.79	2
EQ/ALL ASSET GROWTH ALLOCATION	0.70%	IB	$198.40	2
EQ/ALL ASSET GROWTH ALLOCATION	0.80%	IB	$195.76	1
EQ/ALL ASSET GROWTH ALLOCATION	0.90%	IB	$193.16	14
EQ/ALL ASSET GROWTH ALLOCATION	0.95%	IB	$191.86	5
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$190.58	2
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$188.04	10
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$185.52	304
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$184.28	12
EQ/ALL ASSET GROWTH ALLOCATION	1.34%	IB	$182.05	123
EQ/ALL ASSET GROWTH ALLOCATION	1.45%	IB	$179.37	—

EQ/AMERICAN CENTURY MID CAP VALUE	0.00%	IB	$186.06	21
EQ/AMERICAN CENTURY MID CAP VALUE	0.25%	IB	$333.21	—
EQ/AMERICAN CENTURY MID CAP VALUE	0.40%	IB	$152.83	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.50%	IB	$322.78	26
EQ/AMERICAN CENTURY MID CAP VALUE	0.70%	IB	$314.63	1
EQ/AMERICAN CENTURY MID CAP VALUE	0.80%	IB	$310.63	24
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$16.22	11
EQ/AMERICAN CENTURY MID CAP VALUE	0.90%	IB	$306.69	23
EQ/AMERICAN CENTURY MID CAP VALUE	0.95%	IB	$150.64	20
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$302.79	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$298.93	7
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$295.11	512
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$134.24	35
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$149.26	1
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$16.02	5
EQ/AMERICAN CENTURY MID CAP VALUE	1.34%	IB	$149.10	272
EQ/AMERICAN CENTURY MID CAP VALUE	1.35%	IB	$16.01	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.45%	IB	$148.67	—

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BALANCED STRATEGY	0.00%	IB	$132.33	1
EQ/BALANCED STRATEGY	0.25%	IB	$158.63	1
EQ/BALANCED STRATEGY	0.40%	IB	$86.89	5
EQ/BALANCED STRATEGY	0.50%	IB	$154.46	50
EQ/BALANCED STRATEGY	0.70%	IB	$151.18	1
EQ/BALANCED STRATEGY	0.80%	IB	$149.57	2
EQ/BALANCED STRATEGY	0.90%	IB	$147.98	22
EQ/BALANCED STRATEGY	0.95%	IB	$147.18	18
EQ/BALANCED STRATEGY	1.00%	IB	$146.40	2
EQ/BALANCED STRATEGY	1.10%	IB	$144.83	22
EQ/BALANCED STRATEGY	1.20%	IB	$143.28	224
EQ/BALANCED STRATEGY	1.25%	IB	$142.51	77
EQ/BALANCED STRATEGY	1.25%	IB	$171.03	69
EQ/BALANCED STRATEGY	1.30%	IB	$85.66	8
EQ/BALANCED STRATEGY	1.30%	IB	$169.88	364
EQ/BALANCED STRATEGY	1.34%	IB	$141.13	391
EQ/BALANCED STRATEGY	1.45%	IB	$139.47	1

EQ/CAPITAL GROUP RESEARCH	0.50%	IB	$413.97	—
EQ/CAPITAL GROUP RESEARCH	0.70%	IB	$441.23	1
EQ/CAPITAL GROUP RESEARCH	0.90%	IB	$420.94	13
EQ/CAPITAL GROUP RESEARCH	0.95%	IB	$416.01	16
EQ/CAPITAL GROUP RESEARCH	1.10%	IB	$401.55	2
EQ/CAPITAL GROUP RESEARCH	1.20%	IB	$392.14	80
EQ/CAPITAL GROUP RESEARCH	1.25%	IB	$273.63	243
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$297.49	1
EQ/CAPITAL GROUP RESEARCH	1.34%	IB	$379.38	446
EQ/CAPITAL GROUP RESEARCH	1.35%	IB	$378.47	—
EQ/CAPITAL GROUP RESEARCH	1.45%	IB	$369.61	1

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.70%	IB	$326.30	4
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.90%	IB	$311.30	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.95%	IB	$307.66	16
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$296.96	8
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.20%	IB	$290.00	26
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$292.60	24
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$333.61	1
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.34%	IB	$280.56	351
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.35%	IB	$279.89	—
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.45%	IB	$273.34	—

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.00%	IB	$192.64	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.25%	IB	$264.91	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.40%	IB	$78.49	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.50%	IB	$254.30	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.70%	IB	$246.08	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.80%	IB	$427.14	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.90%	IB	$238.12	9
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	0.95%	IB	$236.17	4
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$234.24	—
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$230.41	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$226.63	43
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$192.89	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$216.19	5

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.34%	IB	$221.45	110
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.45%	IB	$217.45	—

EQ/COMMON STOCK INDEX	0.70%	IA	$427.59	13
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,419.98	18
EQ/COMMON STOCK INDEX+	0.74%	IA	$1,538.13	9
EQ/COMMON STOCK INDEX	0.90%	IA	$589.16	45
EQ/COMMON STOCK INDEX	1.20%	IA	$465.71	9
EQ/COMMON STOCK INDEX	1.35%	IA	$701.75	477
EQ/COMMON STOCK INDEX	1.35%	IA	$733.22	6
EQ/COMMON STOCK INDEX+	1.40%	IA	$940.62	1,741
EQ/COMMON STOCK INDEX	1.45%	IA	$278.59	8
EQ/COMMON STOCK INDEX	0.00%	IB	$201.03	1
EQ/COMMON STOCK INDEX	0.25%	IB	$295.36	3
EQ/COMMON STOCK INDEX	0.40%	IB	$289.01	10
EQ/COMMON STOCK INDEX	0.50%	IB	$279.34	4
EQ/COMMON STOCK INDEX	0.70%	IB	$281.79	—
EQ/COMMON STOCK INDEX	0.80%	IB	$543.48	2
EQ/COMMON STOCK INDEX	0.90%	IB	$281.57	8
EQ/COMMON STOCK INDEX	0.90%	IB	$315.11	32
EQ/COMMON STOCK INDEX	0.95%	IB	$265.70	83
EQ/COMMON STOCK INDEX	1.00%	IB	$454.49	—
EQ/COMMON STOCK INDEX	1.10%	IB	$256.46	19
EQ/COMMON STOCK INDEX	1.20%	IB	$286.60	617
EQ/COMMON STOCK INDEX	1.25%	IB	$225.50	200
EQ/COMMON STOCK INDEX	1.30%	IB	$250.57	7

EQ/CONSERVATIVE ALLOCATION	0.00%	B	$111.31	1
EQ/CONSERVATIVE ALLOCATION	0.25%	B	$159.42	2
EQ/CONSERVATIVE ALLOCATION	0.40%	B	$87.34	—
EQ/CONSERVATIVE ALLOCATION	0.50%	B	$151.91	10
EQ/CONSERVATIVE ALLOCATION	0.70%	B	$146.13	2
EQ/CONSERVATIVE ALLOCATION	0.80%	B	$140.65	1
EQ/CONSERVATIVE ALLOCATION	0.90%	B	$140.57	50
EQ/CONSERVATIVE ALLOCATION	0.95%	B	$139.21	28
EQ/CONSERVATIVE ALLOCATION	1.00%	B	$137.87	1
EQ/CONSERVATIVE ALLOCATION	1.10%	B	$135.21	22
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$132.60	226
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$113.68	121
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$116.55	5
EQ/CONSERVATIVE ALLOCATION	1.34%	B	$129.03	204
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$128.78	—
EQ/CONSERVATIVE ALLOCATION	1.45%	B	$126.29	—

EQ/CONSERVATIVE GROWTH STRATEGY	0.00%	IB	$124.68	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.25%	IB	$144.05	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.50%	IB	$140.26	21
EQ/CONSERVATIVE GROWTH STRATEGY	0.70%	IB	$137.28	2
EQ/CONSERVATIVE GROWTH STRATEGY	0.80%	IB	$135.82	—
EQ/CONSERVATIVE GROWTH STRATEGY	0.90%	IB	$134.37	4
EQ/CONSERVATIVE GROWTH STRATEGY	0.95%	IB	$133.65	3
EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	IB	$132.94	—
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	IB	$131.52	5
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	IB	$130.10	64

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$129.41	99
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	IB	$152.97	15
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$151.93	32
EQ/CONSERVATIVE GROWTH STRATEGY	1.34%	IB	$128.16	32

EQ/CONSERVATIVE STRATEGY	0.00%	IB	$110.46	—
EQ/CONSERVATIVE STRATEGY	0.25%	IB	$118.22	—
EQ/CONSERVATIVE STRATEGY	0.50%	IB	$115.11	21
EQ/CONSERVATIVE STRATEGY	0.70%	IB	$112.67	—
EQ/CONSERVATIVE STRATEGY	0.80%	IB	$111.47	—
EQ/CONSERVATIVE STRATEGY	0.90%	IB	$110.28	3
EQ/CONSERVATIVE STRATEGY	0.95%	IB	$109.69	1
EQ/CONSERVATIVE STRATEGY	1.10%	IB	$107.94	4
EQ/CONSERVATIVE STRATEGY	1.20%	IB	$106.78	28
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$106.21	17
EQ/CONSERVATIVE STRATEGY	1.25%	IB	$120.11	4
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$119.29	16
EQ/CONSERVATIVE STRATEGY	1.34%	IB	$105.18	18

EQ/CONSERVATIVE-PLUS ALLOCATION	0.00%	B	$124.40	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.25%	B	$192.44	1
EQ/CONSERVATIVE-PLUS ALLOCATION	0.50%	B	$183.37	21
EQ/CONSERVATIVE-PLUS ALLOCATION	0.70%	B	$176.39	4
EQ/CONSERVATIVE-PLUS ALLOCATION	0.80%	B	$182.43	3
EQ/CONSERVATIVE-PLUS ALLOCATION	0.90%	B	$169.69	124
EQ/CONSERVATIVE-PLUS ALLOCATION	0.95%	B	$168.05	22
EQ/CONSERVATIVE-PLUS ALLOCATION	1.00%	B	$166.43	1
EQ/CONSERVATIVE-PLUS ALLOCATION	1.10%	B	$163.22	31
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$160.06	511
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$126.48	109
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$132.80	9
EQ/CONSERVATIVE-PLUS ALLOCATION	1.34%	B	$155.76	401
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$155.45	—
EQ/CONSERVATIVE-PLUS ALLOCATION	1.45%	B	$152.45	—

EQ/CORE BOND INDEX	0.00%	IB	$102.95	—
EQ/CORE BOND INDEX	0.25%	IB	$136.64	—
EQ/CORE BOND INDEX	0.40%	IB	$102.05	15
EQ/CORE BOND INDEX	0.50%	IB	$129.61	11
EQ/CORE BOND INDEX	0.70%	IB	$124.22	5
EQ/CORE BOND INDEX	0.80%	IB	$113.61	6
EQ/CORE BOND INDEX	0.90%	IB	$119.06	70
EQ/CORE BOND INDEX	0.95%	IB	$117.80	53
EQ/CORE BOND INDEX	1.00%	IB	$116.56	2
EQ/CORE BOND INDEX	1.10%	IB	$114.10	18
EQ/CORE BOND INDEX	1.20%	IB	$111.69	415
EQ/CORE BOND INDEX	1.25%	IB	$95.11	42
EQ/CORE BOND INDEX	1.30%	IB	$94.82	2
EQ/CORE BOND INDEX	1.34%	IB	$108.40	470
EQ/CORE BOND INDEX	1.35%	IB	$108.17	—
EQ/CORE BOND INDEX	1.45%	IB	$105.88	—

EQ/CORE PLUS BOND	0.70%	A	$123.11	4
EQ/CORE PLUS BOND	0.90%	A	$156.62	48

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CORE PLUS BOND	1.20%	A	$126.58	3
EQ/CORE PLUS BOND	1.34%	A	$164.77	353
EQ/CORE PLUS BOND	1.35%	A	$175.41	2
EQ/CORE PLUS BOND	1.45%	A	$95.12	—
EQ/CORE PLUS BOND	0.00%	B	$108.67	—
EQ/CORE PLUS BOND	0.25%	B	$148.87	—
EQ/CORE PLUS BOND	0.40%	B	$84.60	2
EQ/CORE PLUS BOND	0.50%	B	$140.80	10
EQ/CORE PLUS BOND	0.70%	B	$128.76	—
EQ/CORE PLUS BOND	0.80%	B	$131.35	3
EQ/CORE PLUS BOND	0.90%	B	$105.92	10
EQ/CORE PLUS BOND	0.95%	B	$121.40	53
EQ/CORE PLUS BOND	1.00%	B	$141.11	—
EQ/CORE PLUS BOND	1.10%	B	$117.19	26
EQ/CORE PLUS BOND	1.20%	B	$97.98	291
EQ/CORE PLUS BOND	1.25%	B	$90.89	55
EQ/CORE PLUS BOND	1.30%	B	$94.36	3

EQ/EMERGING MARKETS EQUITY PLUS	0.00%	IB	$125.60	—
EQ/EMERGING MARKETS EQUITY PLUS	0.25%	IB	$101.39	—
EQ/EMERGING MARKETS EQUITY PLUS	0.40%	IB	$77.16	3
EQ/EMERGING MARKETS EQUITY PLUS	0.50%	IB	$98.97	5
EQ/EMERGING MARKETS EQUITY PLUS	0.70%	IB	$97.06	1
EQ/EMERGING MARKETS EQUITY PLUS	0.80%	IB	$96.12	4
EQ/EMERGING MARKETS EQUITY PLUS	0.90%	IB	$95.19	10
EQ/EMERGING MARKETS EQUITY PLUS	0.95%	IB	$94.73	2
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$94.27	2
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$93.36	5
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$92.45	163
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$92.00	19
EQ/EMERGING MARKETS EQUITY PLUS	1.34%	IB	$91.19	90
EQ/EMERGING MARKETS EQUITY PLUS	1.45%	IB	$90.22	—

EQ/EQUITY 500 INDEX	0.70%	IA	$488.93	25
EQ/EQUITY 500 INDEX	0.90%	IA	$674.48	135
EQ/EQUITY 500 INDEX	1.20%	IA	$534.28	25
EQ/EQUITY 500 INDEX	1.34%	IA	$863.33	1,510
EQ/EQUITY 500 INDEX	1.35%	IA	$860.81	4
EQ/EQUITY 500 INDEX	1.45%	IA	$321.29	4
EQ/EQUITY 500 INDEX	0.00%	IB	$209.19	11
EQ/EQUITY 500 INDEX	0.25%	IB	$343.51	18
EQ/EQUITY 500 INDEX	0.40%	IB	$299.08	59
EQ/EQUITY 500 INDEX	0.50%	IB	$324.88	32
EQ/EQUITY 500 INDEX	0.70%	IB	$320.58	1
EQ/EQUITY 500 INDEX	0.80%	IB	$553.98	20
EQ/EQUITY 500 INDEX	0.90%	IB	$361.88	62
EQ/EQUITY 500 INDEX	0.95%	IB	$302.28	66
EQ/EQUITY 500 INDEX	1.00%	IB	$455.16	8
EQ/EQUITY 500 INDEX	1.10%	IB	$291.77	91
EQ/EQUITY 500 INDEX	1.20%	IB	$330.46	3,484
EQ/EQUITY 500 INDEX	1.25%	IB	$255.41	331
EQ/EQUITY 500 INDEX	1.30%	IB	$285.29	11

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.00%	IB	$199.55	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.25%	IB	$335.97	8
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.40%	IB	$85.47	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.50%	IB	$325.44	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$317.23	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.70%	IB	$351.78	3
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.80%	IB	$313.20	13
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$309.22	26
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.90%	IB	$343.15	63
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.95%	IB	$341.03	5
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$305.29	4
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$301.40	25
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$297.54	1,045
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$330.56	9
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$328.51	198
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.34%	IB	$324.84	434
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.45%	IB	$255.47	—

EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$150.65	15
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$150.33	157

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.00%	IB	$165.28	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.25%	IB	$237.02	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.50%	IB	$227.52	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.70%	IB	$220.16	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.80%	IB	$448.62	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.90%	IB	$213.04	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$211.30	2
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.00%	IB	$209.57	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.10%	IB	$206.14	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$202.76	22
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$168.36	3
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$190.65	1
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.34%	IB	$198.13	65

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.00%	IB	$150.54	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.25%	IB	$449.71	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$425.26	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$311.76	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.70%	IB	$509.52	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.80%	IB	$312.00	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$485.01	38
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.90%	IB	$575.28	5
EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$422.41	19
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.00%	IB	$473.20	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.10%	IB	$461.62	7
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$425.24	124
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$450.30	17
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$127.90	25
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$174.41	2
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.34%	IB	$288.39	808
EQ/GLOBAL EQUITY MANAGED VOLATILITY+	1.34%	IB	$466.44	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$433.87	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.45%	IB	$399.70	—

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$178.05	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.25%	IB	$292.55	1
EQ/GOLDMAN SACHS MID CAP VALUE	0.50%	IB	$283.39	7
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$238.32	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.70%	IB	$276.23	—
EQ/GOLDMAN SACHS MID CAP VALUE	0.80%	IB	$272.73	2
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$232.80	14
EQ/GOLDMAN SACHS MID CAP VALUE	0.90%	IB	$269.26	4
EQ/GOLDMAN SACHS MID CAP VALUE	0.95%	IB	$231.44	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$265.84	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.10%	IB	$262.45	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$224.73	1
EQ/GOLDMAN SACHS MID CAP VALUE	1.20%	IB	$259.09	135
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$223.41	42
EQ/GOLDMAN SACHS MID CAP VALUE	1.34%	IB	$221.05	127
EQ/GOLDMAN SACHS MID CAP VALUE	1.45%	IB	$218.20	—

EQ/GROWTH STRATEGY	1.10%	IA	$200.78	6
EQ/GROWTH STRATEGY	1.25%	IA	$196.76	2

EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IA	$156.57	4
EQ/INTERMEDIATE GOVERNMENT BOND+	0.74%	IA	$92.11	5
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IA	$163.74	8
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IA	$144.04	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.34%	IA	$157.14	176
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IA	$151.21	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.45%	IA	$124.97	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$98.99	11
EQ/INTERMEDIATE GOVERNMENT BOND	0.25%	IB	$150.03	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$141.89	2
EQ/INTERMEDIATE GOVERNMENT BOND	0.70%	IB	$142.27	—
EQ/INTERMEDIATE GOVERNMENT BOND	0.80%	IB	$99.47	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.90%	IB	$138.32	1
EQ/INTERMEDIATE GOVERNMENT BOND	0.95%	IB	$134.14	20
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$107.75	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$129.48	5
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$128.54	16
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$97.80	25
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$97.79	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.00%	IB	$130.88	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.25%	IB	$160.52	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.40%	IB	$114.87	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$151.79	2
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.70%	IB	$163.49	3
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.80%	IB	$220.40	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.90%	IB	$155.97	54
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$189.37	21
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.00%	IB	$152.34	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.10%	IB	$148.78	9
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$145.30	308
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$94.81	15
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$109.45	1
EQ/INTERNATIONAL CORE MANAGED VOLATILITY+	1.34%	IB	$140.57	650

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.45%	IB	$170.21	—

EQ/INTERNATIONAL EQUITY INDEX	0.70%	IA	$166.97	7
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IA	$174.29	95
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IA	$147.31	8
EQ/INTERNATIONAL EQUITY INDEX	1.34%	IA	$160.72	1,759
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IA	$160.28	6
EQ/INTERNATIONAL EQUITY INDEX	1.45%	IA	$123.62	2
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$129.15	2
EQ/INTERNATIONAL EQUITY INDEX	0.25%	IB	$150.89	4
EQ/INTERNATIONAL EQUITY INDEX	0.40%	IB	$154.66	14
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$142.70	9
EQ/INTERNATIONAL EQUITY INDEX	0.70%	IB	$143.24	—
EQ/INTERNATIONAL EQUITY INDEX	0.80%	IB	$230.92	5
EQ/INTERNATIONAL EQUITY INDEX	0.90%	IB	$141.62	26
EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$135.06	48
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$204.23	2
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$130.36	25
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$127.01	603
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$78.68	49
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$94.70	3

EQ/INTERNATIONAL MANAGED VOLATILITY	0.00%	IB	$126.40	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.25%	IB	$142.43	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.50%	IB	$137.96	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.70%	IB	$143.75	—
EQ/INTERNATIONAL MANAGED VOLATILITY	0.80%	IB	$132.77	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$131.09	1
EQ/INTERNATIONAL MANAGED VOLATILITY	0.90%	IB	$140.23	10
EQ/INTERNATIONAL MANAGED VOLATILITY	0.95%	IB	$139.36	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.00%	IB	$129.42	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.10%	IB	$127.77	1
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$126.13	72
EQ/INTERNATIONAL MANAGED VOLATILITY	1.20%	IB	$135.08	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.25%	IB	$134.24	2
EQ/INTERNATIONAL MANAGED VOLATILITY	1.34%	IB	$132.74	41

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.00%	IB	$123.03	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.25%	IB	$150.27	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.40%	IB	$142.50	33
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.50%	IB	$142.09	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.70%	IB	$168.52	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.80%	IB	$208.89	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.90%	IB	$160.77	42
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$158.89	28
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.00%	IB	$157.03	—
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.10%	IB	$153.36	6
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$149.77	92
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$85.67	12
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$98.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.34%	IB	$144.89	839
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$144.55	1
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.45%	IB	$154.55	—

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INVESCO COMSTOCK	0.00%	IB	$198.33	—
EQ/INVESCO COMSTOCK	0.25%	IB	$341.81	—
EQ/INVESCO COMSTOCK	0.50%	IB	$327.00	5
EQ/INVESCO COMSTOCK	0.70%	IB	$315.57	—
EQ/INVESCO COMSTOCK	0.80%	IB	$524.12	2
EQ/INVESCO COMSTOCK	0.90%	IB	$304.54	32
EQ/INVESCO COMSTOCK	0.95%	IB	$301.84	12
EQ/INVESCO COMSTOCK	1.00%	IB	$299.17	—
EQ/INVESCO COMSTOCK	1.10%	IB	$293.87	10
EQ/INVESCO COMSTOCK	1.20%	IB	$288.65	149
EQ/INVESCO COMSTOCK	1.25%	IB	$225.15	21
EQ/INVESCO COMSTOCK	1.30%	IB	$245.05	1
EQ/INVESCO COMSTOCK	1.34%	IB	$281.52	283
EQ/INVESCO COMSTOCK	1.45%	IB	$276.02	—

EQ/INVESCO GLOBAL	0.00%	IB	$154.40	1
EQ/INVESCO GLOBAL	0.25%	IB	$238.75	1
EQ/INVESCO GLOBAL	0.40%	IB	$69.18	2
EQ/INVESCO GLOBAL	0.50%	IB	$229.18	23
EQ/INVESCO GLOBAL	0.70%	IB	$221.77	7
EQ/INVESCO GLOBAL	0.80%	IB	$369.90	8
EQ/INVESCO GLOBAL	0.90%	IB	$214.60	35
EQ/INVESCO GLOBAL	0.95%	IB	$212.84	6
EQ/INVESCO GLOBAL	1.00%	IB	$211.10	1
EQ/INVESCO GLOBAL	1.10%	IB	$207.64	17
EQ/INVESCO GLOBAL	1.20%	IB	$204.23	645
EQ/INVESCO GLOBAL	1.25%	IB	$166.96	77
EQ/INVESCO GLOBAL	1.30%	IB	$190.73	1
EQ/INVESCO GLOBAL	1.34%	IB	$199.57	410
EQ/INVESCO GLOBAL	1.45%	IB	$195.97	—

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$126.22	—
EQ/INVESCO GLOBAL REAL ASSETS	0.25%	IB	$188.93	3
EQ/INVESCO GLOBAL REAL ASSETS	0.40%	IB	$97.76	—
EQ/INVESCO GLOBAL REAL ASSETS	0.50%	IB	$183.01	26
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$175.90	2
EQ/INVESCO GLOBAL REAL ASSETS	0.70%	IB	$178.39	—
EQ/INVESCO GLOBAL REAL ASSETS	0.80%	IB	$176.12	10
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$171.59	41
EQ/INVESCO GLOBAL REAL ASSETS	0.90%	IB	$173.89	6
EQ/INVESCO GLOBAL REAL ASSETS	0.95%	IB	$170.52	5
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$171.68	1
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$169.49	9
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$165.29	4
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$167.32	264
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$164.26	23
EQ/INVESCO GLOBAL REAL ASSETS	1.34%	IB	$162.43	183
EQ/INVESCO GLOBAL REAL ASSETS	1.45%	IB	$139.85	—

EQ/JANUS ENTERPRISE	0.00%	IB	$196.63	—
EQ/JANUS ENTERPRISE	0.25%	IB	$433.37	1
EQ/JANUS ENTERPRISE	0.40%	IB	$244.01	9
EQ/JANUS ENTERPRISE	0.50%	IB	$414.59	7
EQ/JANUS ENTERPRISE	0.70%	IB	$400.09	6

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	0.80%	IB	$495.31	3
EQ/JANUS ENTERPRISE	0.90%	IB	$386.10	91
EQ/JANUS ENTERPRISE	0.95%	IB	$382.68	18
EQ/JANUS ENTERPRISE	1.00%	IB	$379.30	1
EQ/JANUS ENTERPRISE	1.10%	IB	$372.58	16
EQ/JANUS ENTERPRISE	1.20%	IB	$365.96	509
EQ/JANUS ENTERPRISE	1.25%	IB	$237.44	207
EQ/JANUS ENTERPRISE	1.30%	IB	$280.10	3
EQ/JANUS ENTERPRISE	1.34%	IB	$356.92	663
EQ/JANUS ENTERPRISE	1.35%	IB	$356.27	1
EQ/JANUS ENTERPRISE	1.45%	IB	$349.94	—

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$211.81	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.25%	IB	$410.44	—
EQ/JPMORGAN VALUE OPPORTUNITIES	0.40%	IB	$322.82	11
EQ/JPMORGAN VALUE OPPORTUNITIES	0.50%	IB	$388.13	24
EQ/JPMORGAN VALUE OPPORTUNITIES	0.70%	IB	$375.92	4
EQ/JPMORGAN VALUE OPPORTUNITIES	0.80%	IB	$564.89	19
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$353.92	9
EQ/JPMORGAN VALUE OPPORTUNITIES	0.90%	IB	$357.84	36
EQ/JPMORGAN VALUE OPPORTUNITIES	0.95%	IB	$328.53	12
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$349.13	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$340.59	13
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$328.73	382
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$332.23	57
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$235.94	126
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$264.55	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.34%	IB	$404.92	335
EQ/JPMORGAN VALUE OPPORTUNITIES	1.35%	IB	$320.11	1
EQ/JPMORGAN VALUE OPPORTUNITIES	1.45%	IB	$308.99	—

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.00%	IB	$199.45	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.25%	IB	$302.48	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$286.03	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.70%	IB	$289.96	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.80%	IB	$488.14	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.90%	IB	$276.63	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$273.39	5
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.10%	IB	$263.88	1
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$257.70	29
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$229.36	6
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$249.78	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.34%	IB	$249.32	90
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.45%	IB	$242.90	—

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$229.46	1
EQ/LARGE CAP GROWTH INDEX	0.25%	IB	$302.28	3
EQ/LARGE CAP GROWTH INDEX	0.40%	IB	$77.85	1
EQ/LARGE CAP GROWTH INDEX	0.50%	IB	$285.85	3
EQ/LARGE CAP GROWTH INDEX	0.70%	IB	$302.91	7
EQ/LARGE CAP GROWTH INDEX	0.80%	IB	$639.94	8
EQ/LARGE CAP GROWTH INDEX	0.90%	IB	$288.99	106
EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$285.60	33
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$282.27	3

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$275.67	30
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$269.21	696
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$354.11	31
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$392.21	1
EQ/LARGE CAP GROWTH INDEX	1.34%	IB	$260.45	783
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$259.83	2
EQ/LARGE CAP GROWTH INDEX	1.45%	IB	$253.74	1

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.00%	IB	$208.08	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.25%	IB	$224.46	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.50%	IB	$212.26	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.70%	IB	$363.40	7
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.80%	IB	$534.08	1
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$309.72	18
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.90%	IB	$345.91	50
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$290.17	61
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.00%	IB	$337.49	—
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.10%	IB	$329.24	11
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$308.41	200
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$321.16	23
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$281.25	12
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$322.35	3
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.34%	IB	$463.70	1,346
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$309.44	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.45%	IB	$289.89	2

EQ/LARGE CAP VALUE INDEX	0.00%	IB	$174.98	2
EQ/LARGE CAP VALUE INDEX	0.25%	IB	$175.61	3
EQ/LARGE CAP VALUE INDEX	0.50%	IB	$168.18	3
EQ/LARGE CAP VALUE INDEX	0.70%	IB	$162.44	2
EQ/LARGE CAP VALUE INDEX	0.80%	IB	$451.89	3
EQ/LARGE CAP VALUE INDEX	0.90%	IB	$156.90	108
EQ/LARGE CAP VALUE INDEX	0.95%	IB	$155.54	12
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$154.20	2
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$151.53	15
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$148.90	468
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$124.44	60
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$136.02	2
EQ/LARGE CAP VALUE INDEX	1.34%	IB	$145.31	402
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$145.05	—
EQ/LARGE CAP VALUE INDEX	1.45%	IB	$142.54	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.70%	IA	$269.59	7
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IA	$257.20	46
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IA	$239.60	15
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.34%	IA	$231.80	2,969
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IA	$231.25	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.45%	IA	$241.57	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.00%	IB	$172.34	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.25%	IB	$317.89	1
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.40%	IB	$244.63	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$300.61	2
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.80%	IB	$418.93	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.90%	IB	$253.86	22

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$266.08	74
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.00%	IB	$247.96	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.10%	IB	$242.17	6
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$236.49	210
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$239.60	3
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$153.64	19
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$168.68	3

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$122.78	—
EQ/LAZARD EMERGING MARKETS EQUITY	0.25%	IB	$110.56	6
EQ/LAZARD EMERGING MARKETS EQUITY	0.50%	IB	$107.20	51
EQ/LAZARD EMERGING MARKETS EQUITY	0.70%	IB	$104.56	16
EQ/LAZARD EMERGING MARKETS EQUITY	0.80%	IB	$103.27	31
EQ/LAZARD EMERGING MARKETS EQUITY	0.90%	IB	$102.00	120
EQ/LAZARD EMERGING MARKETS EQUITY	0.95%	IB	$101.37	19
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$100.74	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$99.49	35
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$98.25	1,322
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$97.65	50
EQ/LAZARD EMERGING MARKETS EQUITY	1.34%	IB	$96.55	744
EQ/LAZARD EMERGING MARKETS EQUITY	1.45%	IB	$85.41	—

EQ/LOOMIS SAYLES GROWTH	0.00%	IB	$212.94	—
EQ/LOOMIS SAYLES GROWTH	0.25%	IB	$461.94	1
EQ/LOOMIS SAYLES GROWTH	0.40%	IB	$294.95	5
EQ/LOOMIS SAYLES GROWTH	0.50%	IB	$441.31	8
EQ/LOOMIS SAYLES GROWTH	0.70%	IB	$425.40	2
EQ/LOOMIS SAYLES GROWTH	0.80%	IB	$496.49	2
EQ/LOOMIS SAYLES GROWTH	0.90%	IB	$410.07	17
EQ/LOOMIS SAYLES GROWTH	0.95%	IB	$406.32	5
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$402.62	—
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$395.26	4
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$388.02	12
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$305.01	65
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$335.01	1
EQ/LOOMIS SAYLES GROWTH	1.34%	IB	$378.14	130
EQ/LOOMIS SAYLES GROWTH	1.35%	IB	$377.44	—
EQ/LOOMIS SAYLES GROWTH	1.45%	IB	$370.52	—

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$164.13	1
EQ/MFS INTERNATIONAL GROWTH	0.25%	IB	$293.45	4
EQ/MFS INTERNATIONAL GROWTH	0.40%	IB	$187.35	11
EQ/MFS INTERNATIONAL GROWTH	0.50%	IB	$280.73	28
EQ/MFS INTERNATIONAL GROWTH	0.70%	IB	$270.92	6
EQ/MFS INTERNATIONAL GROWTH	0.80%	IB	$321.33	19
EQ/MFS INTERNATIONAL GROWTH	0.90%	IB	$261.45	67
EQ/MFS INTERNATIONAL GROWTH	0.95%	IB	$259.13	10
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$256.84	1
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$252.29	15
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$247.81	729
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$152.27	48
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$180.96	1
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$241.59	24
EQ/MFS INTERNATIONAL GROWTH	1.34%	IB	$241.68	397

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL GROWTH	1.35%	IB	$241.25	—
EQ/MFS INTERNATIONAL GROWTH	1.45%	IB	$236.96	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$153.04	23
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.25%	IB	$243.87	10
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.50%	IB	$236.23	63
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$230.27	—
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.70%	IB	$241.22	22
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.80%	IB	$227.35	55
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$224.46	35
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.90%	IB	$235.30	91
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.95%	IB	$233.84	15
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$221.61	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$218.78	22
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$215.98	1,705
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$226.67	9
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$225.26	111
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.34%	IB	$222.74	827
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.45%	IB	$186.33	—

EQ/MFS MID CAP FOCUSED GROWTH	0.00%	IB	$279.72	1
EQ/MFS MID CAP FOCUSED GROWTH	0.25%	IB	$271.69	4
EQ/MFS MID CAP FOCUSED GROWTH	0.40%	IB	$80.66	—
EQ/MFS MID CAP FOCUSED GROWTH	0.50%	IB	$263.88	5
EQ/MFS MID CAP FOCUSED GROWTH	0.70%	IB	$257.76	11
EQ/MFS MID CAP FOCUSED GROWTH	0.80%	IB	$254.76	15
EQ/MFS MID CAP FOCUSED GROWTH	0.90%	IB	$251.79	49
EQ/MFS MID CAP FOCUSED GROWTH	0.95%	IB	$250.32	5
EQ/MFS MID CAP FOCUSED GROWTH	1.00%	IB	$248.86	2
EQ/MFS MID CAP FOCUSED GROWTH	1.10%	IB	$245.94	12
EQ/MFS MID CAP FOCUSED GROWTH	1.20%	IB	$243.06	515
EQ/MFS MID CAP FOCUSED GROWTH	1.25%	IB	$241.63	72
EQ/MFS MID CAP FOCUSED GROWTH	1.34%	IB	$239.08	348
EQ/MFS MID CAP FOCUSED GROWTH	1.45%	IB	$236.00	—

EQ/MFS TECHNOLOGY	0.00%	IB	$232.94	3
EQ/MFS TECHNOLOGY	0.25%	IB	$486.04	4
EQ/MFS TECHNOLOGY	0.40%	IB	$65.04	3
EQ/MFS TECHNOLOGY	0.50%	IB	$471.25	12
EQ/MFS TECHNOLOGY	0.70%	IB	$459.69	4
EQ/MFS TECHNOLOGY	0.80%	IB	$454.02	12
EQ/MFS TECHNOLOGY	0.90%	IB	$448.42	24
EQ/MFS TECHNOLOGY	0.95%	IB	$445.65	4
EQ/MFS TECHNOLOGY	1.00%	IB	$442.89	2
EQ/MFS TECHNOLOGY	1.10%	IB	$437.40	12
EQ/MFS TECHNOLOGY	1.20%	IB	$431.97	352
EQ/MFS TECHNOLOGY	1.25%	IB	$429.29	36
EQ/MFS TECHNOLOGY	1.34%	IB	$424.49	201
EQ/MFS TECHNOLOGY	1.45%	IB	$326.73	—

EQ/MFS UTILITIES SERIES	0.00%	IB	$177.39	—
EQ/MFS UTILITIES SERIES	0.25%	IB	$289.69	1
EQ/MFS UTILITIES SERIES	0.40%	IB	$222.73	14
EQ/MFS UTILITIES SERIES	0.50%	IB	$280.87	3

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	0.70%	IB	$273.98	2
EQ/MFS UTILITIES SERIES	0.80%	IB	$270.60	7
EQ/MFS UTILITIES SERIES	0.90%	IB	$267.26	47
EQ/MFS UTILITIES SERIES	0.95%	IB	$265.61	4
EQ/MFS UTILITIES SERIES	1.00%	IB	$263.97	1
EQ/MFS UTILITIES SERIES	1.10%	IB	$260.69	10
EQ/MFS UTILITIES SERIES	1.20%	IB	$257.45	257
EQ/MFS UTILITIES SERIES	1.25%	IB	$255.86	61
EQ/MFS UTILITIES SERIES	1.34%	IB	$253.00	175
EQ/MFS UTILITIES SERIES	1.45%	IB	$203.73	—

EQ/MID CAP INDEX	0.00%	IB	$180.28	2
EQ/MID CAP INDEX	0.25%	IB	$378.18	7
EQ/MID CAP INDEX	0.40%	IB	$262.43	48
EQ/MID CAP INDEX	0.50%	IB	$357.62	6
EQ/MID CAP INDEX	0.70%	IB	$334.01	12
EQ/MID CAP INDEX	0.80%	IB	$538.36	8
EQ/MID CAP INDEX	0.90%	IB	$319.32	173
EQ/MID CAP INDEX	0.95%	IB	$315.74	31
EQ/MID CAP INDEX	1.00%	IB	$312.22	4
EQ/MID CAP INDEX	1.10%	IB	$305.24	33
EQ/MID CAP INDEX	1.20%	IB	$298.40	1,121
EQ/MID CAP INDEX	1.25%	IB	$203.58	254
EQ/MID CAP INDEX	1.30%	IB	$237.19	2
EQ/MID CAP INDEX	1.34%	IB	$289.11	1,580
EQ/MID CAP INDEX	1.35%	IB	$288.45	—
EQ/MID CAP INDEX	1.45%	IB	$281.99	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.00%	IB	$161.16	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.25%	IB	$449.27	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.50%	IB	$424.85	1
EQ/MID CAP VALUE MANAGED VOLATILITY	0.70%	IB	$329.58	5
EQ/MID CAP VALUE MANAGED VOLATILITY	0.80%	IB	$473.02	—
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$313.73	20
EQ/MID CAP VALUE MANAGED VOLATILITY	0.90%	IB	$388.24	9
EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$391.70	31
EQ/MID CAP VALUE MANAGED VOLATILITY	1.00%	IB	$306.09	—
EQ/MID CAP VALUE MANAGED VOLATILITY	1.10%	IB	$298.60	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$290.38	138
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$291.28	25
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$185.06	19
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$211.25	2
EQ/MID CAP VALUE MANAGED VOLATILITY	1.34%	IB	$354.98	1,069
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$280.65	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.45%	IB	$272.94	—

EQ/MODERATE ALLOCATION	0.70%	A	$252.20	19
EQ/MODERATE ALLOCATION+	0.70%	A	$252.81	1
EQ/MODERATE ALLOCATION+	0.90%	A	$188.68	6
EQ/MODERATE ALLOCATION	0.90%	A	$293.69	268
EQ/MODERATE ALLOCATION+	0.90%	A	$299.79	13
EQ/MODERATE ALLOCATION	1.20%	A	$250.50	19
EQ/MODERATE ALLOCATION+	1.34%	A	$94.37	6,907
EQ/MODERATE ALLOCATION	1.35%	A	$289.02	532

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.35%	A	$290.86	7
EQ/MODERATE ALLOCATION	1.45%	A	$183.22	2
EQ/MODERATE ALLOCATION	0.00%	B	$130.55	6
EQ/MODERATE ALLOCATION	0.25%	B	$195.48	7
EQ/MODERATE ALLOCATION	0.40%	B	$149.19	19
EQ/MODERATE ALLOCATION	0.50%	B	$184.88	88
EQ/MODERATE ALLOCATION	0.70%	B	$193.75	—
EQ/MODERATE ALLOCATION	0.80%	B	$204.29	20
EQ/MODERATE ALLOCATION	0.90%	B	$205.71	70
EQ/MODERATE ALLOCATION	0.95%	B	$182.69	73
EQ/MODERATE ALLOCATION	1.00%	B	$200.55	5
EQ/MODERATE ALLOCATION	1.10%	B	$176.34	163
EQ/MODERATE ALLOCATION	1.20%	B	$188.45	2,236
EQ/MODERATE ALLOCATION	1.25%	B	$128.71	260
EQ/MODERATE ALLOCATION	1.30%	B	$139.05	48

EQ/MODERATE GROWTH STRATEGY	0.00%	IB	$140.46	3
EQ/MODERATE GROWTH STRATEGY	0.25%	IB	$174.75	10
EQ/MODERATE GROWTH STRATEGY	0.50%	IB	$170.15	72
EQ/MODERATE GROWTH STRATEGY	0.70%	IB	$166.54	1
EQ/MODERATE GROWTH STRATEGY	0.80%	IB	$164.76	2
EQ/MODERATE GROWTH STRATEGY	0.90%	IB	$163.01	34
EQ/MODERATE GROWTH STRATEGY	0.95%	IB	$162.13	2
EQ/MODERATE GROWTH STRATEGY	1.00%	IB	$161.27	3
EQ/MODERATE GROWTH STRATEGY	1.10%	IB	$159.54	18
EQ/MODERATE GROWTH STRATEGY	1.20%	IB	$157.83	377
EQ/MODERATE GROWTH STRATEGY	1.25%	IB	$156.99	66
EQ/MODERATE GROWTH STRATEGY	1.34%	IB	$155.47	139
EQ/MODERATE GROWTH STRATEGY	1.45%	IB	$153.63	—

EQ/MODERATE-PLUS ALLOCATION	0.00%	B	$146.26	5
EQ/MODERATE-PLUS ALLOCATION	0.25%	B	$265.70	16
EQ/MODERATE-PLUS ALLOCATION	0.50%	B	$253.18	28
EQ/MODERATE-PLUS ALLOCATION	0.70%	B	$243.55	21
EQ/MODERATE-PLUS ALLOCATION	0.80%	B	$265.44	20
EQ/MODERATE-PLUS ALLOCATION	0.90%	B	$234.29	442
EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$232.02	107
EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$229.79	5
EQ/MODERATE-PLUS ALLOCATION	1.10%	B	$225.36	137
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$221.00	1,953
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$145.20	111
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$159.00	51
EQ/MODERATE-PLUS ALLOCATION	1.34%	B	$215.06	2,642
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$214.63	4
EQ/MODERATE-PLUS ALLOCATION	1.45%	B	$210.48	1

EQ/MONEY MARKET++	0.00%	IA	$1.05	347
EQ/MONEY MARKET++	0.70%	IA	$1.05	2
EQ/MONEY MARKET	0.70%	IA	$129.82	4
EQ/MONEY MARKET+	0.74%	IA	$46.13	13
EQ/MONEY MARKET++	0.90%	IA	$1.05	384
EQ/MONEY MARKET	0.90%	IA	$132.41	21
EQ/MONEY MARKET++	1.20%	IA	$1.05	2
EQ/MONEY MARKET	1.20%	IA	$118.72	1

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET++	1.34%	IA	$1.05	228
EQ/MONEY MARKET	1.35%	IA	$126.47	82
EQ/MONEY MARKET	1.35%	IA	$127.08	9
EQ/MONEY MARKET+	1.40%	IA	$32.19	768
EQ/MONEY MARKET	1.45%	IA	$104.43	—
EQ/MONEY MARKET++	0.00%	IB	$1.05	3,004
EQ/MONEY MARKET	0.00%	IB	$104.75	—
EQ/MONEY MARKET++	0.25%	IB	$1.05	35
EQ/MONEY MARKET	0.25%	IB	$122.51	1
EQ/MONEY MARKET++	0.40%	IB	$1.05	13
EQ/MONEY MARKET	0.40%	IB	$100.49	9
EQ/MONEY MARKET++	0.50%	IB	$1.05	8
EQ/MONEY MARKET	0.50%	IB	$115.86	18
EQ/MONEY MARKET++	0.70%	IB	$1.05	—
EQ/MONEY MARKET	0.70%	IB	$116.90	—
EQ/MONEY MARKET++	0.80%	IB	$1.05	126
EQ/MONEY MARKET	0.80%	IB	$93.79	1
EQ/MONEY MARKET++	0.90%	IB	$1.05	70
EQ/MONEY MARKET	0.90%	IB	$105.16	1
EQ/MONEY MARKET	0.90%	IB	$116.24	1
EQ/MONEY MARKET	0.95%	IB	$110.23	80
EQ/MONEY MARKET++	1.00%	IB	$1.05	319
EQ/MONEY MARKET	1.00%	IB	$99.55	2
EQ/MONEY MARKET++	1.10%	IB	$1.05	274
EQ/MONEY MARKET	1.10%	IB	$106.40	23
EQ/MONEY MARKET++	1.20%	IB	$1.05	4,311
EQ/MONEY MARKET	1.20%	IB	$107.82	119
EQ/MONEY MARKET	1.25%	IB	$89.95	189
EQ/MONEY MARKET	1.30%	IB	$91.59	3

EQ/MORGAN STANLEY SMALL CAP GROWTH	0.00%	IB	$102.92	5
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.25%	IB	$102.25	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.40%	IB	$49.11	3
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.50%	IB	$101.58	6
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.70%	IB	$101.05	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.80%	IB	$100.79	6
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$13.57	12
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.90%	IB	$100.52	26
EQ/MORGAN STANLEY SMALL CAP GROWTH	0.95%	IB	$100.39	16
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.00%	IB	$100.26	2
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$99.99	10
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$99.73	28
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$99.60	67
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$99.47	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$13.40	—
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.34%	IB	$99.36	458
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.35%	IB	$13.40	1
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.45%	IB	$99.07	—

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$114.44	—
EQ/PIMCO GLOBAL REAL RETURN	0.25%	IB	$109.69	1
EQ/PIMCO GLOBAL REAL RETURN	0.40%	IB	$85.52	—
EQ/PIMCO GLOBAL REAL RETURN	0.50%	IB	$107.06	29

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO GLOBAL REAL RETURN	0.70%	IB	$105.00	23
EQ/PIMCO GLOBAL REAL RETURN	0.80%	IB	$103.99	24
EQ/PIMCO GLOBAL REAL RETURN	0.90%	IB	$102.98	34
EQ/PIMCO GLOBAL REAL RETURN	0.95%	IB	$102.48	13
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$101.99	—
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$101.00	12
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$100.01	284
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$99.53	64
EQ/PIMCO GLOBAL REAL RETURN	1.34%	IB	$98.66	123
EQ/PIMCO GLOBAL REAL RETURN	1.45%	IB	$97.60	—

EQ/PIMCO ULTRA SHORT BOND	1.10%	IA	$95.67	—
EQ/PIMCO ULTRA SHORT BOND	0.00%	IB	$107.80	—
EQ/PIMCO ULTRA SHORT BOND	0.25%	IB	$121.96	—
EQ/PIMCO ULTRA SHORT BOND	0.40%	IB	$98.46	3
EQ/PIMCO ULTRA SHORT BOND	0.50%	IB	$116.68	8
EQ/PIMCO ULTRA SHORT BOND	0.70%	IB	$112.60	4
EQ/PIMCO ULTRA SHORT BOND	0.80%	IB	$105.32	3
EQ/PIMCO ULTRA SHORT BOND	0.90%	IB	$108.66	32
EQ/PIMCO ULTRA SHORT BOND	0.95%	IB	$107.70	51
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$106.74	1
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$104.85	22
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$102.99	184
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$103.39	48
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$102.38	1
EQ/PIMCO ULTRA SHORT BOND	1.34%	IB	$100.45	337
EQ/PIMCO ULTRA SHORT BOND	1.35%	IB	$100.27	—
EQ/PIMCO ULTRA SHORT BOND	1.45%	IB	$98.48	—

EQ/QUALITY BOND PLUS	0.70%	IA	$160.52	1
EQ/QUALITY BOND PLUS	0.90%	IA	$173.24	9
EQ/QUALITY BOND PLUS	1.20%	IA	$148.87	1
EQ/QUALITY BOND PLUS	1.34%	IA	$162.73	251
EQ/QUALITY BOND PLUS	1.35%	IA	$171.26	—
EQ/QUALITY BOND PLUS	1.45%	IA	$126.21	—
EQ/QUALITY BOND PLUS	0.00%	IB	$100.16	—
EQ/QUALITY BOND PLUS	0.25%	IB	$152.61	—
EQ/QUALITY BOND PLUS	0.50%	IB	$144.34	4
EQ/QUALITY BOND PLUS	0.70%	IB	$144.98	—
EQ/QUALITY BOND PLUS	0.80%	IB	$107.92	1
EQ/QUALITY BOND PLUS	0.90%	IB	$139.77	3
EQ/QUALITY BOND PLUS	0.95%	IB	$136.70	24
EQ/QUALITY BOND PLUS	1.00%	IB	$109.88	1
EQ/QUALITY BOND PLUS	1.10%	IB	$131.95	7
EQ/QUALITY BOND PLUS	1.20%	IB	$130.01	76
EQ/QUALITY BOND PLUS	1.25%	IB	$95.54	18
EQ/QUALITY BOND PLUS	1.30%	IB	$95.27	1

EQ/SMALL COMPANY INDEX	0.00%	IB	$165.13	—
EQ/SMALL COMPANY INDEX	0.25%	IB	$436.20	1
EQ/SMALL COMPANY INDEX	0.40%	IB	$233.44	46
EQ/SMALL COMPANY INDEX	0.50%	IB	$413.75	3
EQ/SMALL COMPANY INDEX	0.70%	IB	$396.55	3
EQ/SMALL COMPANY INDEX	0.80%	IB	$469.78	4

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	0.90%	IB	$380.07	59
EQ/SMALL COMPANY INDEX	0.95%	IB	$376.05	10
EQ/SMALL COMPANY INDEX	1.00%	IB	$372.08	1
EQ/SMALL COMPANY INDEX	1.10%	IB	$364.23	15
EQ/SMALL COMPANY INDEX	1.20%	IB	$356.53	428
EQ/SMALL COMPANY INDEX	1.25%	IB	$201.22	107
EQ/SMALL COMPANY INDEX	1.30%	IB	$220.73	1
EQ/SMALL COMPANY INDEX	1.34%	IB	$346.05	601
EQ/SMALL COMPANY INDEX	1.35%	IB	$345.30	—
EQ/SMALL COMPANY INDEX	1.45%	IB	$338.00	—

EQ/T. ROWE PRICE GROWTH STOCK	0.00%	IB	$173.43	1
EQ/T. ROWE PRICE GROWTH STOCK	0.25%	IB	$350.51	2
EQ/T. ROWE PRICE GROWTH STOCK	0.40%	IB	$267.65	26
EQ/T. ROWE PRICE GROWTH STOCK	0.50%	IB	$334.86	21
EQ/T. ROWE PRICE GROWTH STOCK	0.70%	IB	$322.79	17
EQ/T. ROWE PRICE GROWTH STOCK	0.80%	IB	$498.40	22
EQ/T. ROWE PRICE GROWTH STOCK	0.90%	IB	$311.15	96
EQ/T. ROWE PRICE GROWTH STOCK	0.95%	IB	$308.31	18
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$305.50	4
EQ/T. ROWE PRICE GROWTH STOCK	1.10%	IB	$299.92	35
EQ/T. ROWE PRICE GROWTH STOCK	1.20%	IB	$294.42	1,450
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$248.50	277
EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IB	$267.88	1
EQ/T. ROWE PRICE GROWTH STOCK	1.34%	IB	$286.92	986
EQ/T. ROWE PRICE GROWTH STOCK	1.35%	IB	$286.39	1
EQ/T. ROWE PRICE GROWTH STOCK	1.45%	IB	$281.14	—

EQ/VALUE EQUITY	0.00%	IB	$153.75	1
EQ/VALUE EQUITY	0.25%	IB	$356.37	3
EQ/VALUE EQUITY	0.50%	IB	$337.00	16
EQ/VALUE EQUITY	0.70%	IB	$409.90	9
EQ/VALUE EQUITY	0.80%	IB	$379.97	8
EQ/VALUE EQUITY	0.90%	IB	$381.21	16
EQ/VALUE EQUITY	0.90%	IB	$390.19	71
EQ/VALUE EQUITY	0.95%	IB	$321.99	30
EQ/VALUE EQUITY	1.00%	IB	$380.69	2
EQ/VALUE EQUITY	1.10%	IB	$371.37	19
EQ/VALUE EQUITY	1.20%	IB	$359.53	791
EQ/VALUE EQUITY	1.20%	IB	$362.27	68
EQ/VALUE EQUITY	1.25%	IB	$174.34	154
EQ/VALUE EQUITY	1.30%	IB	$196.82	4
EQ/VALUE EQUITY	1.34%	IB	$453.14	857
EQ/VALUE EQUITY	1.35%	IB	$349.05	1
EQ/VALUE EQUITY	1.45%	IB	$337.94	—

EQ/WELLINGTON ENERGY	0.00%	IB	$73.87	—
EQ/WELLINGTON ENERGY	0.25%	IB	$79.96	2
EQ/WELLINGTON ENERGY	0.40%	IB	$75.39	14
EQ/WELLINGTON ENERGY	0.50%	IB	$77.45	18
EQ/WELLINGTON ENERGY	0.70%	IB	$75.49	—
EQ/WELLINGTON ENERGY	0.70%	IB	$85.36	4
EQ/WELLINGTON ENERGY	0.80%	IB	$74.53	6
EQ/WELLINGTON ENERGY	0.90%	IB	$73.59	8
EQ/WELLINGTON ENERGY	0.90%	IB	$83.27	37

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/WELLINGTON ENERGY	0.95%	IB	$82.75	9
EQ/WELLINGTON ENERGY	1.00%	IB	$72.65	2
EQ/WELLINGTON ENERGY	1.10%	IB	$71.72	20
EQ/WELLINGTON ENERGY	1.20%	IB	$70.80	453
EQ/WELLINGTON ENERGY	1.20%	IB	$80.21	7
EQ/WELLINGTON ENERGY	1.25%	IB	$79.71	57
EQ/WELLINGTON ENERGY	1.34%	IB	$78.82	373
EQ/WELLINGTON ENERGY	1.45%	IB	$58.65	—

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.25%	IB	$148.49	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.50%	IB	$144.94	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.70%	IB	$142.15	1
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.80%	IB	$140.78	16
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.90%	IB	$139.42	4
EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.95%	IB	$138.74	3
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$138.07	—
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$136.73	2
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.20%	IB	$135.40	89
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$134.74	8
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.34%	IB	$133.56	38

EQUITABLE GROWTH MF/ETF	1.20%	IB	$103.08	—

EQUITABLE MODERATE GROWTH MF/ETF	1.20%	IB	$103.52	—
EQUITABLE MODERATE GROWTH MF/ETF	1.34%	IB	$103.50	—

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$191.49	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.25%	SERVICE CLASS 2	$304.00	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.50%	SERVICE CLASS 2	$294.48	6
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.70%	SERVICE CLASS 2	$287.04	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.80%	SERVICE CLASS 2	$283.40	2
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	0.90%	SERVICE CLASS 2	$279.80	3
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$276.25	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$272.72	1
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$269.23	102

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.10%	SERVICE CLASS 2	$102.23	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.20%	SERVICE CLASS 2	$102.21	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.25%	SERVICE CLASS 2	$102.20	—
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	1.34%	SERVICE CLASS 2	$102.19	1

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$174.20	1
FIDELITY® VIP MID CAP PORTFOLIO	0.25%	SERVICE CLASS 2	$282.65	5
FIDELITY® VIP MID CAP PORTFOLIO	0.50%	SERVICE CLASS 2	$273.79	3
FIDELITY® VIP MID CAP PORTFOLIO	0.70%	SERVICE CLASS 2	$266.88	—
FIDELITY® VIP MID CAP PORTFOLIO	0.80%	SERVICE CLASS 2	$263.49	6
FIDELITY® VIP MID CAP PORTFOLIO	0.90%	SERVICE CLASS 2	$260.14	5
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$256.84	1
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$253.56	5
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$250.32	388

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.00%	SERIES II	$164.17	33
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.25%	SERIES II	$262.90	8
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.50%	SERIES II	$254.67	23
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.70%	SERIES II	$248.23	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.80%	SERIES II	$245.08	6
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.90%	SERIES II	$241.97	12

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.00%	SERIES II	$238.90	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.10%	SERIES II	$235.85	2
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.20%	SERIES II	$232.83	276

INVESCO V.I. HIGH YIELD FUND	0.00%	SERIES II	$145.85	—
INVESCO V.I. HIGH YIELD FUND	0.25%	SERIES II	$141.66	—
INVESCO V.I. HIGH YIELD FUND	0.50%	SERIES II	$137.59	7
INVESCO V.I. HIGH YIELD FUND	0.70%	SERIES II	$134.40	3
INVESCO V.I. HIGH YIELD FUND	0.80%	SERIES II	$132.84	8
INVESCO V.I. HIGH YIELD FUND	0.90%	SERIES II	$131.29	17
INVESCO V.I. HIGH YIELD FUND	0.95%	SERIES II	$130.52	7
INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$129.76	—
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$128.24	8
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$126.74	243
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$125.99	49
INVESCO V.I. HIGH YIELD FUND	1.34%	SERIES II	$124.66	75
INVESCO V.I. HIGH YIELD FUND	1.45%	SERIES II	$123.06	—

INVESCO V.I. MAIN STREET MID CAP FUND	0.00%	SERIES II	$157.34	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.25%	SERIES II	$221.57	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.50%	SERIES II	$214.63	1
INVESCO V.I. MAIN STREET MID CAP FUND	0.70%	SERIES II	$229.74	—
INVESCO V.I. MAIN STREET MID CAP FUND	0.80%	SERIES II	$206.55	7
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$203.93	2
INVESCO V.I. MAIN STREET MID CAP FUND	0.90%	SERIES II	$224.10	7
INVESCO V.I. MAIN STREET MID CAP FUND	0.95%	SERIES II	$222.72	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$201.34	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.10%	SERIES II	$198.77	2
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$196.22	60
INVESCO V.I. MAIN STREET MID CAP FUND	1.20%	SERIES II	$215.88	—
INVESCO V.I. MAIN STREET MID CAP FUND	1.25%	SERIES II	$214.54	6
INVESCO V.I. MAIN STREET MID CAP FUND	1.34%	SERIES II	$212.14	44
INVESCO V.I. MAIN STREET MID CAP FUND	1.45%	SERIES II	$168.70	—

INVESCO V.I. SMALL CAP EQUITY FUND	0.00%	SERIES II	$159.89	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.25%	SERIES II	$258.86	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.50%	SERIES II	$250.75	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.70%	SERIES II	$279.47	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.80%	SERIES II	$241.32	—
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$238.25	1
INVESCO V.I. SMALL CAP EQUITY FUND	0.90%	SERIES II	$272.61	2
INVESCO V.I. SMALL CAP EQUITY FUND	0.95%	SERIES II	$270.92	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$235.23	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$232.22	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$229.25	36
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$262.61	—
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$260.98	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.34%	SERIES II	$258.06	19

MFS® INVESTORS TRUST SERIES	0.25%	SERVICE CLASS	$332.17	1
MFS® INVESTORS TRUST SERIES	0.50%	SERVICE CLASS	$321.76	1
MFS® INVESTORS TRUST SERIES	0.70%	SERVICE CLASS	$353.18	—
MFS® INVESTORS TRUST SERIES	0.80%	SERVICE CLASS	$309.66	—
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$305.72	1
MFS® INVESTORS TRUST SERIES	0.90%	SERVICE CLASS	$344.52	4

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MFS® INVESTORS TRUST SERIES	0.95%	SERVICE CLASS	$342.39	1
MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$301.84	—
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$297.99	1
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$294.18	39
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$331.88	—
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$329.82	12
MFS® INVESTORS TRUST SERIES	1.34%	SERVICE CLASS	$326.14	22
MFS® INVESTORS TRUST SERIES	1.45%	SERVICE CLASS	$263.02	—

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.00%	SERVICE CLASS	$236.46	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.25%	SERVICE CLASS	$459.56	2
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.50%	SERVICE CLASS	$445.57	5
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.70%	SERVICE CLASS	$434.64	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.80%	SERVICE CLASS	$429.28	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.90%	SERVICE CLASS	$423.98	11
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	0.95%	SERVICE CLASS	$421.36	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.00%	SERVICE CLASS	$418.75	—
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.10%	SERVICE CLASS	$413.57	1
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.20%	SERVICE CLASS	$408.43	55
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.25%	SERVICE CLASS	$405.90	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.34%	SERVICE CLASS	$401.36	31
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.45%	SERVICE CLASS	$310.87	—

MULTIMANAGER AGGRESSIVE EQUITY	0.70%	IA	$259.65	5
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$194.52	5
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$312.07	24
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IA	$312.11	1
MULTIMANAGER AGGRESSIVE EQUITY+	0.90%	IA	$316.05	6
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IA	$263.26	5
MULTIMANAGER AGGRESSIVE EQUITY+	1.34%	IA	$235.77	1,980
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$380.98	259
MULTIMANAGER AGGRESSIVE EQUITY	1.35%	IA	$401.11	6
MULTIMANAGER AGGRESSIVE EQUITY	1.45%	IA	$207.66	2

MULTIMANAGER AGGRESSIVE EQUITY	0.00%	IB	$209.03	—
MULTIMANAGER AGGRESSIVE EQUITY	0.25%	IB	$257.06	—
MULTIMANAGER AGGRESSIVE EQUITY	0.40%	IB	$72.93	1
MULTIMANAGER AGGRESSIVE EQUITY	0.50%	IB	$243.11	2
MULTIMANAGER AGGRESSIVE EQUITY	0.80%	IB	$558.61	1
MULTIMANAGER AGGRESSIVE EQUITY	0.90%	IB	$230.69	11
MULTIMANAGER AGGRESSIVE EQUITY	0.95%	IB	$240.50	22
MULTIMANAGER AGGRESSIVE EQUITY	1.00%	IB	$450.29	—

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER AGGRESSIVE EQUITY	1.10%	IB	$232.14	4
MULTIMANAGER AGGRESSIVE EQUITY	1.20%	IB	$213.53	113
MULTIMANAGER AGGRESSIVE EQUITY	1.25%	IB	$244.17	18
MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$281.59	1

MULTIMANAGER CORE BOND	0.00%	IB	$102.58	—
MULTIMANAGER CORE BOND	0.25%	IB	$171.15	—
MULTIMANAGER CORE BOND	0.40%	IB	$102.32	5
MULTIMANAGER CORE BOND	0.50%	IB	$162.38	11
MULTIMANAGER CORE BOND	0.70%	IB	$155.65	2
MULTIMANAGER CORE BOND	0.80%	IB	$121.34	9
MULTIMANAGER CORE BOND	0.90%	IB	$149.20	24
MULTIMANAGER CORE BOND	0.95%	IB	$147.63	41
MULTIMANAGER CORE BOND	1.00%	IB	$146.08	1
MULTIMANAGER CORE BOND	1.10%	IB	$143.01	22
MULTIMANAGER CORE BOND	1.20%	IB	$140.00	643
MULTIMANAGER CORE BOND	1.25%	IB	$121.39	40
MULTIMANAGER CORE BOND	1.30%	IB	$119.71	1
MULTIMANAGER CORE BOND	1.34%	IB	$135.89	271
MULTIMANAGER CORE BOND	1.35%	IB	$135.60	—
MULTIMANAGER CORE BOND	1.45%	IB	$132.75	—

MULTIMANAGER TECHNOLOGY	0.00%	IB	$259.68	1
MULTIMANAGER TECHNOLOGY	0.25%	IB	$550.65	—
MULTIMANAGER TECHNOLOGY	0.50%	IB	$522.41	5
MULTIMANAGER TECHNOLOGY	0.70%	IB	$500.76	1
MULTIMANAGER TECHNOLOGY	0.80%	IB	$760.51	2
MULTIMANAGER TECHNOLOGY	0.90%	IB	$480.02	15
MULTIMANAGER TECHNOLOGY	0.95%	IB	$474.97	14
MULTIMANAGER TECHNOLOGY	1.00%	IB	$469.98	2
MULTIMANAGER TECHNOLOGY	1.10%	IB	$460.10	12
MULTIMANAGER TECHNOLOGY	1.20%	IB	$450.40	163
MULTIMANAGER TECHNOLOGY	1.25%	IB	$372.04	27
MULTIMANAGER TECHNOLOGY	1.30%	IB	$435.37	1
MULTIMANAGER TECHNOLOGY	1.34%	IB	$437.21	353
MULTIMANAGER TECHNOLOGY+	1.34%	IB	$678.80	5
MULTIMANAGER TECHNOLOGY	1.35%	IB	$436.27	1
MULTIMANAGER TECHNOLOGY	1.45%	IB	$427.07	—

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$141.16	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.25%	ADVISOR CLASS	$98.79	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.50%	ADVISOR CLASS	$95.70	3
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.80%	ADVISOR CLASS	$92.10	6
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.90%	ADVISOR CLASS	$90.93	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$89.77	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$88.63	2
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$87.49	146

TARGET 2015 ALLOCATION	0.25%	B	$167.63	—
TARGET 2015 ALLOCATION	0.40%	B	$148.63	—
TARGET 2015 ALLOCATION	0.50%	B	$160.91	13
TARGET 2015 ALLOCATION	0.70%	B	$155.71	—
TARGET 2015 ALLOCATION	0.80%	B	$219.58	—
TARGET 2015 ALLOCATION	0.90%	B	$150.67	5
TARGET 2015 ALLOCATION	0.95%	B	$149.44	3
TARGET 2015 ALLOCATION	1.10%	B	$145.79	2

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2015 ALLOCATION	1.20%	B	$143.40	27
TARGET 2015 ALLOCATION	1.25%	B	$123.24	9
TARGET 2015 ALLOCATION	1.34%	B	$140.12	39

TARGET 2025 ALLOCATION	0.00%	B	$145.06	—
TARGET 2025 ALLOCATION	0.25%	B	$195.28	—
TARGET 2025 ALLOCATION	0.40%	B	$176.65	1

TARGET 2025 ALLOCATION	0.50%	B	$187.45	83
TARGET 2025 ALLOCATION	0.70%	B	$181.39	—
TARGET 2025 ALLOCATION	0.80%	B	$278.13	1
TARGET 2025 ALLOCATION	0.90%	B	$175.52	26
TARGET 2025 ALLOCATION	0.95%	B	$174.09	5
TARGET 2025 ALLOCATION	1.00%	B	$172.66	—
TARGET 2025 ALLOCATION	1.10%	B	$169.84	17
TARGET 2025 ALLOCATION	1.20%	B	$167.05	171
TARGET 2025 ALLOCATION	1.25%	B	$141.22	20
TARGET 2025 ALLOCATION	1.34%	B	$163.23	224
TARGET 2025 ALLOCATION	1.35%	B	$162.96	—

TARGET 2035 ALLOCATION	0.00%	B	$155.73	2
TARGET 2035 ALLOCATION	0.25%	B	$213.57	1
TARGET 2035 ALLOCATION	0.40%	B	$195.65	3
TARGET 2035 ALLOCATION	0.50%	B	$205.01	84
TARGET 2035 ALLOCATION	0.70%	B	$198.38	2
TARGET 2035 ALLOCATION	0.80%	B	$322.46	5
TARGET 2035 ALLOCATION	0.90%	B	$191.96	40
TARGET 2035 ALLOCATION	0.95%	B	$190.39	5
TARGET 2035 ALLOCATION	1.00%	B	$188.83	—
TARGET 2035 ALLOCATION	1.10%	B	$185.74	16
TARGET 2035 ALLOCATION	1.20%	B	$182.69	316
TARGET 2035 ALLOCATION	1.25%	B	$152.04	14
TARGET 2035 ALLOCATION	1.34%	B	$178.52	309
TARGET 2035 ALLOCATION	1.35%	B	$178.22	—
TARGET 2035 ALLOCATION	1.45%	B	$175.30	—

TARGET 2045 ALLOCATION	0.00%	B	$163.31	—
TARGET 2045 ALLOCATION	0.25%	B	$225.15	—
TARGET 2045 ALLOCATION	0.40%	B	$210.93	3
TARGET 2045 ALLOCATION	0.50%	B	$216.12	82
TARGET 2045 ALLOCATION	0.70%	B	$209.13	1
TARGET 2045 ALLOCATION	0.80%	B	$362.04	4
TARGET 2045 ALLOCATION	0.90%	B	$202.37	45
TARGET 2045 ALLOCATION	0.95%	B	$200.71	5
TARGET 2045 ALLOCATION	1.00%	B	$199.07	—
TARGET 2045 ALLOCATION	1.10%	B	$195.81	16
TARGET 2045 ALLOCATION	1.20%	B	$192.60	313
TARGET 2045 ALLOCATION	1.25%	B	$157.72	6
TARGET 2045 ALLOCATION	1.34%	B	$188.20	228
TARGET 2045 ALLOCATION	1.35%	B	$187.89	—
TARGET 2045 ALLOCATION	1.45%	B	$184.80	—

TARGET 2055 ALLOCATION	0.00%	B	$171.63	—
TARGET 2055 ALLOCATION	0.25%	B	$156.38	1
TARGET 2055 ALLOCATION	0.40%	B	$86.86	—
TARGET 2055 ALLOCATION	0.50%	B	$153.42	71

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
TARGET 2055 ALLOCATION	0.70%	B	$151.08	1
TARGET 2055 ALLOCATION	0.80%	B	$149.92	9
TARGET 2055 ALLOCATION	0.90%	B	$148.77	24
TARGET 2055 ALLOCATION	0.95%	B	$148.20	—
TARGET 2055 ALLOCATION	1.00%	B	$147.63	—
TARGET 2055 ALLOCATION	1.10%	B	$146.50	8
TARGET 2055 ALLOCATION	1.20%	B	$145.37	240
TARGET 2055 ALLOCATION	1.25%	B	$144.81	2
TARGET 2055 ALLOCATION	1.34%	B	$143.81	60

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$92.74	—
TEMPLETON GLOBAL BOND VIP FUND	0.25%	CLASS 2	$107.40	—
TEMPLETON GLOBAL BOND VIP FUND	0.50%	CLASS 2	$104.04	24
TEMPLETON GLOBAL BOND VIP FUND	0.70%	CLASS 2	$101.41	—
TEMPLETON GLOBAL BOND VIP FUND	0.80%	CLASS 2	$100.12	17
TEMPLETON GLOBAL BOND VIP FUND	0.90%	CLASS 2	$98.85	9
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$97.59	2
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$96.35	4
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$95.12	651

VANECK VIP GLOBAL RESOURCES FUND	0.00%	CLASS S	$87.17	—
VANECK VIP GLOBAL RESOURCES FUND	0.25%	CLASS S	$84.66	3
VANECK VIP GLOBAL RESOURCES FUND	0.40%	CLASS S	$116.78	—
VANECK VIP GLOBAL RESOURCES FUND	0.50%	CLASS S	$82.23	4
VANECK VIP GLOBAL RESOURCES FUND	0.70%	CLASS S	$80.32	1
VANECK VIP GLOBAL RESOURCES FUND	0.80%	CLASS S	$79.39	3
VANECK VIP GLOBAL RESOURCES FUND	0.90%	CLASS S	$78.46	36
VANECK VIP GLOBAL RESOURCES FUND	0.95%	CLASS S	$78.00	12
VANECK VIP GLOBAL RESOURCES FUND	1.00%	CLASS S	$77.55	—
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$76.64	11
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$75.74	148
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$75.29	26
VANECK VIP GLOBAL RESOURCES FUND	1.34%	CLASS S	$74.50	206
VANECK VIP GLOBAL RESOURCES FUND	1.45%	CLASS S	$73.54	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	In 2022, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2022, the contract charges were 0.00%.

FSA-52

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,367	$571,226	$2,155,389	$45,314	$7,273,749	$1,558,139
Expenses:
Asset-based charges	7,375	199,392	1,447,735	176,916	16,443,091	352,572

Net Expenses	7,375	199,392	1,447,735	176,916	16,443,091	352,572

Net Investment Income (Loss)	(8)	371,834	707,654	(131,602)	(9,169,342)	1,205,567

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(32,304)	(276,119)	(2,209,593)	(560,607)	21,825,586	(682,671)
Net realized gain distribution from the Portfolios	334	19,704	6,493,229	422,872	65,572,072	—

Net realized gain (loss)	(31,970)	(256,415)	4,283,636	(137,735)	87,397,658	(682,671)

Net change in unrealized appreciation (depreciation) of investments	(120,188)	(2,924,301)	(2,893,938)	(818,625)	(255,810,542)	(4,137,945)

Net Realized and Unrealized Gain (Loss) on Investments	(152,158)	(3,180,716)	1,389,698	(956,360)	(168,412,884)	(4,820,616)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,166)	$(2,808,882)	$2,097,352	$(1,087,962)	$(177,582,226)	$(3,615,049)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-53

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	1290 VT MICRO CAP*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	DELAWARE IVY VIP HIGH INCOME
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,223	$647,915	$820,663	$596,398	$2,351,205	$19,569,517
Expenses:
Asset-based charges	17,418	1,920,126	819,939	1,067,026	992,363	3,539,257

Net Expenses	17,418	1,920,126	819,939	1,067,026	992,363	3,539,257

Net Investment Income (Loss)	(15,195)	(1,272,211)	724	(470,628)	1,358,842	16,030,260

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(74,394)	9,429,440	1,612,903	7,827,384	(3,204,304)	(15,473,729)
Net realized gain distribution from the Portfolios	37,060	12,922,106	1,005,172	535,647	992,210	—

Net realized gain (loss)	(37,334)	22,351,546	2,618,075	8,363,031	(2,212,094)	(15,473,729)

Net change in unrealized appreciation (depreciation) of investments	(438,044)	(23,055,455)	(14,379,745)	(32,919,379)	(12,040,162)	(40,211,774)

Net Realized and Unrealized Gain (Loss) on Investments	(475,378)	(703,909)	(11,761,670)	(24,556,348)	(14,252,256)	(55,685,503)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(490,573)	$(1,976,120)	$(11,760,946)	$(25,026,976)	$(12,893,414)	$(39,655,243)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-54

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$224,923	$434,316	$107,642	$101,475	$—	$718,104
Expenses:
Asset-based charges	332,756	607,305	164,783	216,042	373	5,921,469

Net Expenses	332,756	607,305	164,783	216,042	373	5,921,469

Net Investment Income (Loss)	(107,833)	(172,989)	(57,141)	(114,567)	(373)	(5,203,365)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(324,743)	1,054,562	(1,325,863)	(367,825)	(288)	(48,477,226)
Net realized gain distribution from the Portfolios	736,723	2,782,855	262,529	509,415	—	18,650,006

Net realized gain (loss)	411,980	3,837,417	(1,063,334)	141,590	(288)	(29,827,220)

Net change in unrealized appreciation (depreciation) of investments	(5,727,312)	(15,903,779)	(2,765,367)	(3,288,213)	—	(143,724,313)

Net Realized and Unrealized Gain (Loss) on Investments	(5,315,332)	(12,066,362)	(3,828,701)	(3,146,623)	(288)	(173,551,533)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,423,165)	$(12,239,351)	$(3,885,842)	$(3,261,190)	$(661)	$(178,754,898)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-55

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/AB SUSTAINABLE US THEMATIC*(a)	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/BALANCED STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$392	$7,722,916	$606,838	$1,198,665	$6,599,106	$1,920,401
Expenses:
Asset-based charges	294	10,435,344	896,336	1,125,370	2,568,776	2,595,380

Net Expenses	294	10,435,344	896,336	1,125,370	2,568,776	2,595,380

Net Investment Income (Loss)	98	(2,712,428)	(289,498)	73,295	4,030,330	(674,979)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11	(27,865,157)	(9,868,448)	(2,422,859)	2,192,004	(4,468,576)
Net realized gain distribution from the Portfolios	—	114,177,099	5,592,787	6,730,740	23,135,011	9,145,204

Net realized gain (loss)	11	86,311,942	(4,275,661)	4,307,881	25,327,015	4,676,628

Net change in unrealized appreciation (depreciation) of investments	(3,502)	(280,700,641)	(11,662,080)	(20,754,118)	(35,048,953)	(43,894,637)

Net Realized and Unrealized Gain (Loss) on Investments	(3,491)	(194,388,699)	(15,937,741)	(16,446,237)	(9,721,938)	(39,218,009)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,393)	$(197,101,127)	$(16,227,239)	$(16,372,942)	$(5,691,608)	$(39,892,988)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on November 4, 2022.

FSA-56

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$504,506	$—	$160,796	$19,691,455	$1,321,341	$380,419
Expenses:
Asset-based charges	3,899,488	1,912,349	566,549	34,916,088	1,132,243	476,657
Less: Reduction for expense limitation	—	—	—	(6,098,433)	—	—

Net Expenses	3,899,488	1,912,349	566,549	28,817,655	1,132,243	476,657

Net Investment Income (Loss)	(3,394,982)	(1,912,349)	(405,753)	(9,126,200)	189,098	(96,238)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	17,496,531	5,555,305	5,137,399	263,831,127	(3,608,412)	(327,325)
Net realized gain distribution from the Portfolios	35,719,430	19,526,886	127,278	136,749,657	3,366,337	2,174,114

Net realized gain (loss)	53,215,961	25,082,191	5,264,677	400,580,784	(242,075)	1,846,789

Net change in unrealized appreciation (depreciation) of investments	(122,752,044)	(88,815,353)	(20,901,003)	(1,018,545,134)	(14,405,413)	(8,788,626)

Net Realized and Unrealized Gain (Loss) on Investments	(69,536,083)	(63,733,162)	(15,636,326)	(617,964,350)	(14,647,488)	(6,941,837)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(72,931,065)	$(65,645,511)	$(16,042,079)	$(627,090,550)	$(14,458,390)	$(7,038,075)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-57

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$127,070	$2,636,566	$2,065,910	$2,888,129	$619,344	$31,439,159
Expenses:
Asset-based charges	137,134	2,509,739	1,537,988	1,487,339	340,821	36,075,515

Net Expenses	137,134	2,509,739	1,537,988	1,487,339	340,821	36,075,515

Net Investment Income (Loss)	(10,064)	126,827	527,922	1,400,790	278,523	(4,636,356)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(288,234)	(8,914,108)	(3,469,839)	(7,069,340)	(1,327,054)	251,295,066
Net realized gain distribution from the Portfolios	331,744	14,109,806	330,966	103,622	1,435,629	43,350,307

Net realized gain (loss)	43,510	5,195,698	(3,138,873)	(6,965,718)	108,575	294,645,373

Net change in unrealized appreciation (depreciation) of investments	(1,810,029)	(42,594,494)	(10,949,489)	(13,331,749)	(6,306,207)	(940,815,793)

Net Realized and Unrealized Gain (Loss) on Investments	(1,766,519)	(37,398,796)	(14,088,362)	(20,297,467)	(6,197,632)	(646,170,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,776,583)	$(37,271,969)	$(13,560,440)	$(18,896,677)	$(5,919,109)	$(650,806,776)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-58

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,147,504	$195,246	$97,197	$1,259,295	$516,910	$13,379
Expenses:
Asset-based charges	7,435,757	301,379	272,604	4,632,738	1,003,961	17,644

Net Expenses	7,435,757	301,379	272,604	4,632,738	1,003,961	17,644

Net Investment Income (Loss)	(4,288,253)	(106,133)	(175,407)	(3,373,443)	(487,051)	(4,265)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	24,781,844	470,700	(1,739,967)	(18,356,121)	4,427,350	87
Net realized gain distribution from the Portfolios	33,640,031	328,750	720,819	9,517,273	8,889,481	118,155

Net realized gain (loss)	58,421,875	799,450	(1,019,148)	(8,838,848)	13,316,831	118,242

Net change in unrealized appreciation (depreciation) of investments	(213,719,637)	(3,725,381)	(3,442,363)	(85,019,176)	(23,451,487)	(444,526)

Net Realized and Unrealized Gain (Loss) on Investments	(155,297,762)	(2,925,931)	(4,461,511)	(93,858,024)	(10,134,656)	(326,284)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(159,586,015)	$(3,032,064)	$(4,636,918)	$(97,231,467)	$(10,621,707)	$(330,549)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-59

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$393,563	$1,930,038	$10,008,069	$185,384	$2,472,185	$2,361,863
Expenses:
Asset-based charges	530,077	1,959,800	4,984,692	196,672	1,984,861	1,818,593
Less: Reduction for expense limitation	(1,861)	—	—	—	—	—

Net Expenses	528,216	1,959,800	4,984,692	196,672	1,984,861	1,818,593

Net Investment Income (Loss)	(134,653)	(29,762)	5,023,377	(11,288)	487,324	543,270

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,635,009)	(5,187,348)	(19,271,396)	(522,068)	(10,797,034)	11,729,194
Net realized gain distribution from the Portfolios	38,624	1,268,554	—	113,854	1,304,424	13,007,106

Net realized gain (loss)	(1,596,385)	(3,918,794)	(19,271,396)	(408,214)	(9,492,610)	24,736,300

Net change in unrealized appreciation (depreciation) of investments	(2,366,566)	(23,826,123)	(42,402,118)	(2,513,417)	(18,231,173)	(26,384,003)

Net Realized and Unrealized Gain (Loss) on Investments	(3,962,951)	(27,744,917)	(61,673,514)	(2,921,631)	(27,723,783)	(1,647,703)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,097,604)	$(27,774,679)	$(56,650,137)	$(2,932,919)	$(27,236,459)	$(1,104,433)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-60

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$1,647,787	$—	$3,809,864	$3,944	$1,247,007
Expenses:
Asset-based charges	3,276,715	1,191,399	6,856,302	4,097,971	483,867	6,385,576

Net Expenses	3,276,715	1,191,399	6,856,302	4,097,971	483,867	6,385,576

Net Investment Income (Loss)	(3,276,715)	456,388	(6,856,302)	(288,107)	(479,923)	(5,138,569)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,262,367	(1,367,688)	13,596,919	4,581,206	(267,772)	35,745,382
Net realized gain distribution from the Portfolios	8,436,074	3,405,114	37,039,707	27,732,848	3,281,888	37,807,114

Net realized gain (loss)	19,698,441	2,037,426	50,636,626	32,314,054	3,014,116	73,552,496

Net change in unrealized appreciation (depreciation) of investments	(133,396,851)	(13,251,190)	(157,972,453)	(35,445,107)	(11,171,121)	(267,516,230)

Net Realized and Unrealized Gain (Loss) on Investments	(113,698,410)	(11,213,764)	(107,335,827)	(3,131,053)	(8,157,005)	(193,963,734)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(116,975,125)	$(10,757,376)	$(114,192,129)	$(3,419,160)	$(8,636,928)	$(199,102,303)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-61

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$584,840	$2,371,008	$10,688,288	$10,272,572	$—	$2,797,252
Expenses:
Asset-based charges	11,405,057	1,892,729	11,047,369	2,921,270	1,257,503	3,011,981

Net Expenses	11,405,057	1,892,729	11,047,369	2,921,270	1,257,503	3,011,981

Net Investment Income (Loss)	(10,820,217)	478,279	(359,081)	7,351,302	(1,257,503)	(214,729)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(16,146,756)	1,307,210	62,258,468	(9,916,177)	(2,067,499)	(10,583,042)
Net realized gain distribution from the Portfolios	103,325,966	3,373,702	31,103,197	1,928,650	11,501,738	12,318,106

Net realized gain (loss)	87,179,210	4,680,912	93,361,665	(7,987,527)	9,434,239	1,735,064

Net change in unrealized appreciation (depreciation) of investments	(431,433,885)	(20,429,914)	(214,424,940)	(42,889,334)	(46,980,151)	(46,799,101)

Net Realized and Unrealized Gain (Loss) on Investments	(344,254,675)	(15,749,002)	(121,063,275)	(50,876,861)	(37,545,912)	(45,064,037)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(355,074,892)	$(15,270,723)	$(121,422,356)	$(43,525,559)	$(38,803,415)	$(45,278,766)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-62

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,903,215	$—	$—	$7,500,482	$9,568,785	$4,583,046
Expenses:
Asset-based charges	7,953,522	3,203,071	3,943,277	1,752,713	11,850,672	6,458,384

Net Expenses	7,953,522	3,203,071	3,943,277	1,752,713	11,850,672	6,458,384

Net Investment Income (Loss)	(5,050,307)	(3,203,071)	(3,943,277)	5,747,769	(2,281,887)	(1,875,338)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,687,820	9,810,612	5,640,939	8,000,479	(7,922,536)	4,832,125
Net realized gain distribution from the Portfolios	24,236,070	559,997	8,692,061	4,107,709	61,740,820	12,140,793

Net realized gain (loss)	37,923,890	10,370,609	14,333,000	12,108,188	53,818,284	16,972,918

Net change in unrealized appreciation (depreciation) of investments	(237,811,450)	(101,959,151)	(170,977,971)	(18,893,613)	(209,655,166)	(102,989,694)

Net Realized and Unrealized Gain (Loss) on Investments	(199,887,560)	(91,588,542)	(156,644,971)	(6,785,425)	(155,836,882)	(86,016,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(204,937,867)	$(94,791,613)	$(160,588,248)	$(1,037,656)	$(158,118,769)	$(87,892,114)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-63

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$19,249,565	$1,112,828	$13,620,603	$996,217	$8,362	$6,505,746
Expenses:
Asset-based charges	19,366,531	1,343,534	15,731,571	1,062,663	971,391	758,789
Less: Reduction for expense limitation	(4,646,424)	—	—	(50,674)	—	—

Net Expenses	14,720,107	1,343,534	15,731,571	1,011,989	971,391	758,789

Net Investment Income (Loss)	4,529,458	(230,706)	(2,110,968)	(15,772)	(963,029)	5,746,957

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(88,607,977)	(79,614)	(63,140,664)	934	(53,676,451)	(2,829,946)
Net realized gain distribution from the Portfolios	118,949,111	9,249,130	131,302,627	589	568,198	597

Net realized gain (loss)	30,341,134	9,169,516	68,161,963	1,523	(53,108,253)	(2,829,349)

Net change in unrealized appreciation (depreciation) of investments	(325,592,737)	(32,377,731)	(335,557,281)	(1,437)	3,427,281	(15,495,892)

Net Realized and Unrealized Gain (Loss) on Investments	(295,251,603)	(23,208,215)	(267,395,318)	86	(49,680,972)	(18,325,241)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(290,722,145)	$(23,438,921)	$(269,506,286)	$(15,686)	$(50,644,001)	$(12,578,284)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-64

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$982,728	$414,473	$4,167,724	$—	$8,775,359	$2,932,070
Expenses:
Asset-based charges	888,575	811,398	5,441,838	12,256,768	10,442,598	816,188

Net Expenses	888,575	811,398	5,441,838	12,256,768	10,442,598	816,188

Net Investment Income (Loss)	94,153	(396,925)	(1,274,114)	(12,256,768)	(1,667,239)	2,115,882

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(708,251)	(4,029,299)	(13,839,637)	27,086,583	(49,621,456)	8,454,979
Net realized gain distribution from the Portfolios	65,130	449,953	15,480,029	27,317,794	17,514,264	—

Net realized gain (loss)	(643,121)	(3,579,346)	1,640,392	54,404,377	(32,107,192)	8,454,979

Net change in unrealized appreciation (depreciation) of investments	(824,096)	(4,018,720)	(106,851,624)	(582,167,935)	(122,831,204)	5,518,487

Net Realized and Unrealized Gain (Loss) on Investments	(1,467,217)	(7,598,066)	(105,211,232)	(527,763,558)	(154,938,396)	13,973,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,373,064)	$(7,994,991)	$(106,485,346)	$(540,020,326)	$(156,605,635)	$16,089,348

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-65

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*(a)	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FIDELITY® VIP EQUITY-INCOME PORTFOLIO	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(a)	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$393,827	$181	$4	$539,866	$1,771	$292,086
Expenses:
Asset-based charges	262,765	17	—	337,265	90	1,211,841

Net Expenses	262,765	17	—	337,265	90	1,211,841

Net Investment Income (Loss)	131,062	164	4	202,601	1,681	(919,755)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(187,848)	—	—	257,328	1	49,998
Net realized gain distribution from the Portfolios	610,087	—	—	1,075,369	—	7,170,183

Net realized gain (loss)	422,239	—	—	1,332,697	1	7,220,181

Net change in unrealized appreciation (depreciation) of investments	(3,850,164)	(695)	4	(3,449,115)	(2,605)	(24,913,015)

Net Realized and Unrealized Gain (Loss) on Investments	(3,427,925)	(695)	4	(2,116,418)	(2,604)	(17,692,834)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,296,863)	$(531)	$8	$(1,913,817)	$(923)	$(18,612,589)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	Units were made available on November 4, 2022.

FSA-66

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,367,642	$2,418,738	$20,140	$—	$105,802	$—
Expenses:
Asset-based charges	844,445	639,271	335,466	190,076	330,069	550,441

Net Expenses	844,445	639,271	335,466	190,076	330,069	550,441

Net Investment Income (Loss)	523,197	1,779,467	(315,326)	(190,076)	(224,267)	(550,441)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	535,330	(1,846,236)	(1,675,728)	(229,106)	900,167	(761,499)
Net realized gain distribution from the Portfolios	10,343,220	—	6,150,797	3,159,720	3,591,600	6,667,271

Net realized gain (loss)	10,878,550	(1,846,236)	4,475,069	2,930,614	4,491,767	5,905,772

Net change in unrealized appreciation (depreciation) of investments	(13,837,381)	(6,134,770)	(9,140,126)	(6,807,373)	(9,942,551)	(16,613,870)

Net Realized and Unrealized Gain (Loss) on Investments	(2,958,831)	(7,981,006)	(4,665,057)	(3,876,759)	(5,450,784)	(10,708,098)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,435,634)	$(6,201,539)	$(4,980,383)	$(4,066,835)	$(5,675,051)	$(11,258,539)

The accompanying notes are an integral part of these financial statements.

FSA-67

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITY REAL RETURN® STRATEGY PORTFOLIO	TARGET 2015 ALLOCATION*	TARGET 2025 ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$3,452,761	$—	$3,091,049	$287,866	$1,539,410
Expenses:
Asset-based charges	9,877,617	1,761,931	4,028,117	172,224	176,808	1,097,613
Less: Reduction for expense limitation	(3,130,189)	—	—	—	—	—

Net Expenses	6,747,428	1,761,931	4,028,117	172,224	176,808	1,097,613

Net Investment Income (Loss)	(6,747,428)	1,690,830	(4,028,117)	2,918,825	111,058	441,797

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	27,019,822	(5,280,015)	(6,216,393)	566,456	(1,018,833)	(1,471,581)
Net realized gain distribution from the Portfolios	92,676,279	—	30,158,631	—	945,286	7,119,244

Net realized gain (loss)	119,696,101	(5,280,015)	23,942,238	566,456	(73,547)	5,647,663

Net change in unrealized appreciation (depreciation) of investments	(431,695,737)	(18,239,212)	(183,536,407)	(2,671,523)	(2,752,735)	(24,290,177)

Net Realized and Unrealized Gain (Loss) on Investments	(311,999,636)	(23,519,227)	(159,594,169)	(2,105,067)	(2,826,282)	(18,642,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(318,747,064)	$(21,828,397)	$(163,622,286)	$813,758	$(2,715,224)	$(18,200,717)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-68

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TARGET 2035 ALLOCATION*	TARGET 2045 ALLOCATION*	TARGET 2055 ALLOCATION*	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,124,676	$1,815,831	$699,094	$—	$521,432
Expenses:
Asset-based charges	1,714,586	1,561,912	621,031	782,332	409,154

Net Expenses	1,714,586	1,561,912	621,031	782,332	409,154

Net Investment Income (Loss)	410,090	253,919	78,063	(782,332)	112,278

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,478,201	5,086,896	1,086,218	(3,240,495)	4,896,959
Net realized gain distribution from the Portfolios	5,629,562	5,099,183	2,400,874	—	—

Net realized gain (loss)	9,107,763	10,186,079	3,487,092	(3,240,495)	4,896,959

Net change in unrealized appreciation (depreciation) of investments	(38,671,041)	(38,106,828)	(15,334,954)	(229,357)	(3,466,893)

Net Realized and Unrealized Gain (Loss) on Investments	(29,563,278)	(27,920,749)	(11,847,862)	(3,469,852)	1,430,066

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,153,188)	$(27,666,830)	$(11,769,799)	$(4,252,184)	$1,542,344

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8)	$70,495	$371,834	$173,373	$707,654	$327,616
Net realized gain (loss)	(31,970)	172,597	(256,415)	106,949	4,283,636	(3,677,225)
Net change in unrealized appreciation (depreciation) of investments	(120,188)	(246,264)	(2,924,301)	(557,321)	(2,893,938)	28,608,844

Net increase (decrease) in net assets resulting from operations	(152,166)	(3,172)	(2,808,882)	(276,999)	2,097,352	25,259,235

From Contractowners Transactions:
Payments received from contractowners	108,405	79,673	2,821,800	3,175,282	5,845,383	5,480,448
Transfers between Variable Investment Options including guaranteed interest account, net	(19,596)	(18,629)	(106,478)	527,554	(2,104,272)	(1,863,813)
Redemptions for contract benefits and terminations	(13,390)	(13,882)	(1,199,176)	(1,277,998)	(7,476,620)	(8,789,874)
Contract maintenance charges	(105)	(151)	(14,416)	(13,676)	(44,148)	(41,676)

Net increase (decrease) in net assets resulting from contractowners transactions	75,314	47,011	1,501,730	2,411,162	(3,779,657)	(5,214,915)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(15)	(10)	132	134	27,575	(8)

Net Increase (Decrease) in Net Assets	(76,867)	43,829	(1,307,020)	2,134,297	(1,654,730)	20,044,312
Net Assets — Beginning of Year or Period	673,976	630,147	19,036,191	16,901,894	123,142,547	103,098,235

Net Assets — End of Year or Period	$597,109	$673,976	$17,729,171	$19,036,191	$121,487,817	$123,142.547

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(131,602)	$(91,882)	$(9,169,342)	$(8,305,063)	$1,205,567	$969,269
Net realized gain (loss)	(137,735)	398,967	87,397,658	149,960,748	(682,671)	128,850
Net change in unrealized appreciation (depreciation) of investments	(818,625)	1,118,359	(255,810,542)	149,547,492	(4,137,945)	(353,964)

Net increase (decrease) in net assets resulting from operations	(1,087,962)	1,425,444	(177,582,226)	291,203,177	(3,615,049)	744,155

From Contractowners Transactions:
Payments received from contractowners	557,692	696,802	109,707,572	110,235,049	4,241,363	4,961,950
Transfers between Variable Investment Options including guaranteed interest account, net	(372,982)	(215,072)	(27,019,041)	(45,031,225)	(805,728)	2,291,177
Redemptions for contract benefits and terminations	(990,659)	(1,327,531)	(80,689,401)	(87,554,392)	(2,110,368)	(2,004,970)
Contract maintenance charges	(5,543)	(5,473)	(715,399)	(688,502)	(24,348)	(21,210)

Net increase (decrease) in net assets resulting from contractowners transactions	(811,492)	(851,274)	1,283,731	(23,039,070)	1,300,919	5,226,947

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	4,141	—	38,524	4,042	—	—

Net Increase (Decrease) in Net Assets	(1,895,313)	574,170	(176,259,971)	268,168,149	(2,314,130)	5,971,102
Net Assets — Beginning of Year or Period	15,296,591	14,722,421	1,515,362,603	1,247,194,454	31,152,036	25,180,934

Net Assets — End of Year or Period	$13,401,278	$15,296,591	$1,339,102,632	$1,515,362,603	$28,837,906	$31,152,036

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT MICRO CAP*		1290 VT SMALL CAP VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(15,195)	$(19,047)	$(1,272,211)	$(279,128)	$724	$38,989
Net realized gain (loss)	(37,334)	641,908	22,351,546	33,667,468	2,618,075	6,100,470
Net change in unrealized appreciation (depreciation) of investments	(438,044)	(593,674)	(23,055,455)	8,501,049	(14,379,745)	6,972,395

Net increase (decrease) in net assets resulting from operations	(490,573)	29,187	(1,976,120)	41,889,389	(11,760,946)	13,111,854

From Contractowners Transactions:
Payments received from contractowners	239,183	572,115	7,981,174	6,798,260	6,034,958	5,794,677
Transfers between Variable Investment Options including guaranteed interest account, net	(82,047)	298,890	(1,183,121)	3,268,930	1,184,350	919,667
Redemptions for contract benefits and terminations	(26,090)	(56,284)	(8,444,363)	(9,259,697)	(3,950,534)	(5,126,193)
Contract maintenance charges	(281)	(326)	(62,349)	(53,774)	(47,052)	(44,130)

Net increase (decrease) in net assets resulting from contractowners transactions	130,765	814,395	(1,708,659)	753,719	3,221,722	1,544,021

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	117	—	104	102	25,275	—

Net Increase (Decrease) in Net Assets	(359,691)	843,582	(3,684,675)	42,643,210	(8,513,949)	14,655,875
Net Assets — Beginning of Year or Period	1,697,369	853,787	157,044,317	114,401,107	74,903,107	60,247,232

Net Assets — End of Year or Period	$1,337,678	$1,697,369	$153,359,642	$157,044,317	$66,389,158	$74,903,107

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SOCIALLY RESPONSIBLE*		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		DELAWARE IVY VIP HIGH INCOME
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(470,628)	$(663,096)	$1,358,842	$77,827	$16,030,260	$14,250,076
Net realized gain (loss)	8,363,031	5,288,217	(2,212,094)	4,440,077	(15,473,729)	(2,146,260)
Net change in unrealized appreciation (depreciation) of investments	(32,919,379)	18,859,495	(12,040,162)	(6,018,941)	(40,211,774)	2,012,277

Net increase (decrease) in net assets resulting from operations	(25,026,976)	23,484,616	(12,893,414)	(1,501,037)	(39,655,243)	14,116,093

From Contractowners Transactions:
Payments received from contractowners	8,165,594	7,932,753	11,365,961	12,968,291	36,189,273	39,928,346
Transfers between Variable Investment Options including guaranteed interest account, net	(872,038)	2,997,520	(790,916)	5,146,018	(7,948,706)	8,556,228
Redemptions for contract benefits and terminations	(4,804,433)	(6,141,028)	(7,416,207)	(8,024,247)	(23,538,593)	(25,574,041)
Contract maintenance charges	(54,344)	(49,563)	(52,726)	(46,635)	(168,541)	(153,694)

Net increase (decrease) in net assets resulting from contractowners transactions	2,434,779	4,739,682	3,106,112	10,043,427	4,533,433	22,756,839

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	119	4,903	716	5,957	722

Net Increase (Decrease) in Net Assets	(22,592,197)	28,224,417	(9,782,399)	8,543,106	(35,115,853)	36,873,654
Net Assets — Beginning of Year or Period	108,407,428	80,183,011	92,711,768	84,168,662	325,564,544	288,690,890

Net Assets — End of Year or Period	$85,815,231	$108,407,428	$82,929,369	$92,711,768	$290,448,691	$325,564,544

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/400 MANAGED VOLATILITY*		EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(107,833)	$(223,061)	$(172,989)	$(318,206)	$(57,141)	$(122,546)
Net realized gain (loss)	411,980	4,477,014	3,837,417	8,116,304	(1,063,334)	3,813,073
Net change in unrealized appreciation (depreciation) of investments	(5,727,312)	1,272,227	(15,903,779)	3,703,764	(2,765,367)	(2,172,719)

Net increase (decrease) in net assets resulting from operations	(5,423,165)	5,526,180	(12,239,351)	11,501,862	(3,885,842)	1,517,808

From Contractowners Transactions:
Payments received from contractowners	3,534,205	3,413,914	5,476,224	4,846,770	2,063,765	2,000,347
Transfers between Variable Investment Options including guaranteed interest account, net	(173,209)	1,450,763	860,964	2,253,957	225,180	1,486,478
Redemptions for contract benefits and terminations	(2,165,952)	(1,984,887)	(3,186,637)	(4,254,685)	(1,051,590)	(1,282,676)
Contract maintenance charges	(17,873)	(16,541)	(28,257)	(24,985)	(10,502)	(9,394)

Net increase (decrease) in net assets resulting from contractowners transactions	1,177,171	2,863,249	3,122,294	2,821,057	1,226,853	2,194,755

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	89	956	223	195	—	600

Net Increase (Decrease) in Net Assets	(4,245,905)	8,390,385	(9,116,834)	14,323,114	(2,658,989)	3,713,163
Net Assets — Beginning of Year or Period	32,489,991	24,099,606	57,169,764	42,846,650	16,122,976	12,409,813

Net Assets — End of Year or Period	$28,244,086	$32,489,991	$48,052,930	$57,169,764	$13,463,987	$16,122,976

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(114,567)	$53,452	$(373)	$—	$(5,203,365)	$(7,534,140)
Net realized gain (loss)	141,590	950,407	(288)	—	(29,827,220)	117,690,673
Net change in unrealized appreciation (depreciation) of investments	(3,288,213)	1,042,196	—	—	(143,724,313)	(47,626,697)

Net increase (decrease) in net assets resulting from operations	(3,261,190)	2,046,055	(661)	—	(178,754,898)	62,529,936

From Contractowners Transactions:
Payments received from contractowners	1,570,975	1,595,776	—	—	32,995,605	31,806,476
Transfers between Variable Investment Options including guaranteed interest account, net	(493,426)	293,608	142,138	—	52,038,893	(8,347,479)
Redemptions for contract benefits and terminations	(2,356,819)	(2,421,955)	(140,407)	—	(28,244,752)	(39,692,441)
Contract maintenance charges	(15,622)	(18,783)	(1,027)	—	(198,707)	(202,605)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	999,480	(109,798)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,294,892)	(551,354)	704	—	57,590,519	(16,545,847)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	4,001	1,669	—	—	(980,902)	109,813

Net Increase (Decrease) in Net Assets	(4,552,081)	1,496,370	43	—	(122,145,281)	46,093,902
Net Assets — Beginning of Year or Period	20,919,624	19,423,254	1	1	596,156,170	550,062,268

Net Assets — End of Year or Period	$16,367,543	$20,919,624	$44	$1	$474,010,889	$596,156,170

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(a)	EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth due to a substitution on November 11, 2022.

FSA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SUSTAINABLE US THEMATIC*(b)	EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*
	2022	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$98	$(2,712,428)	$28,698,012	$(289,498)	$1,022,170	$73,295	$2,821,537
Net realized gain (loss)	11	86,311,942	90,421,686	(4,275,661)	1,389,656	4,307,881	16,647,163
Net change in unrealized appreciation (depreciation) of investments	(3,502)	(280,700,641)	20,686,449	(11,662,080)	8,904,448	(20,754,118)	(10,089,037)

Net increase (decrease) in net assets resulting from operations	(3,393)	(197,101,127)	139,806,147	(16,227,239)	11,316,274	(16,372,942)	9,379,663

From Contractowners Transactions:
Payments received from contractowners	9,440	63,759,291	62,775,796	4,235,882	4,812,783	6,790,610	7,390,132
Transfers between Variable Investment Options including guaranteed interest account, net	256,790	(12,962,744)	(14,658,094)	3,102,462	(190,320)	(2,766,251)	(1,535,196)
Redemptions for contract benefits and terminations	—	(47,491,777)	(58,219,736)	(5,254,788)	(6,494,844)	(5,931,045)	(7,735,430)
Contract maintenance charges	(9)	(763,612)	(761,362)	(59,047)	(52,769)	(55,632)	(58,728)

Net increase (decrease) in net assets resulting from contractowners transactions	266,221	2,541,158	(10,863,396)	2,024,509	(1,925,150)	(1,962,318)	(1,939,222)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	8	1,124	408	1,420	363	—	280

Net Increase (Decrease) in Net Assets	262,836	(194,558,845)	128,943,159	(14,201,310)	9,391,487	(18,335,260)	7,440,721
Net Assets — Beginning of Year or Period	—	1,020,044,730	891,101,571	83,687,273	74,295,786	106,168,212	98,727,491

Net Assets — End of Year or Period	$262,836	$825,485,885	$1,020,044,730	$69,485,963	$83,687,273	$87,832,952	$106,168,212

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on November 4, 2022.

FSA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/BALANCED STRATEGY*(c)		EQ/CAPITAL GROUP RESEARCH*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,030,330	$3,486	$(674,979)	$1,828,273	$(3,394,982)	$(4,528,385)
Net realized gain (loss)	25,327,015	29,418,664	4,676,628	14,020,935	53,215,961	40,415,843
Net change in unrealized appreciation (depreciation) of investments	(35,048,953)	9,351,385	(43,894,637)	(1,071,336)	(122,752,044)	31,657,939

Net increase (decrease) in net assets resulting from operations	(5,691,608)	38,773,535	(39,892,988)	14,777,872	(72,931,065)	67,545,397

From Contractowners Transactions:
Payments received from contractowners	23,716,729	23,422,537	8,915,848	7,908,947	11,282,224	10,358,361
Transfers between Variable Investment Options including guaranteed interest account, net	1,357,549	(3,872,499)	(4,243,001)	93,794,850	(4,327,974)	(9,993,991)
Redemptions for contract benefits and terminations	(13,184,602)	(12,226,898)	(17,027,000)	(13,741,246)	(20,162,800)	(23,469,148)
Contract maintenance charges	(157,000)	(140,887)	(1,292,727)	(1,269,220)	(72,567)	(75,100)

Net increase (decrease) in net assets resulting from contractowners transactions	11,732,676	7,182,253	(13,646,880)	86,693,331	(13,281,117)	(23,179,878)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	240	907	7,541	21,823	2,534	102

Net Increase (Decrease) in Net Assets	6,041,308	45,956,695	(53,532,327)	101,493,026	(86,209,648)	44,365,621
Net Assets — Beginning of Year or Period	223,804,529	177,847,834	244,559,417	143,066,391	367,951,420	323,585,799

Net Assets — End of Year or Period	$229,845,837	$223,804,529	$191,027,090	$244,559,417	$281,741,772	$367,951,420

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(c)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.

.

FSA-77

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*(d)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,912,349)	$(2,489,374)	$(405,753)	$(429,975)	$(9,126,200)	$(13,052,168)
Net realized gain (loss)	25,082,191	24,246,688	5,264,677	2,084,414	400,580,784	382,741,184
Net change in unrealized appreciation (depreciation) of investments	(88,815,353)	13,903,009	(20,901,003)	8,982,707	(1,018,545,134)	254,106,702

Net increase (decrease) in net assets resulting from operations	(65,645,511)	35,660,323	(16,042,079)	10,637,146	(627,090,550)	623,795,718

From Contractowners Transactions:
Payments received from contractowners	4,231,174	5,175,262	4,036,027	4,134,051	58,204,088	61,569,513
Transfers between Variable Investment Options including guaranteed interest account, net	(2,430,555)	(6,429,496)	(2,043,075)	3,703,823	(36,929,334)	(43,789,857)
Redemptions for contract benefits and terminations	(10,977,556)	(16,773,684)	(2,814,942)	(3,197,006)	(196,586,356)	(239,394,298)
Contract maintenance charges	(32,219)	(36,434)	(36,022)	(33,266)	(881,433)	(889,866)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	4,210,834	(272,647)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,209,156)	(18,064,352)	(858,012)	4,607,602	(171,982,201)	(222,777,155)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	13,730	253	12,102	—	(5,149,605)	136,920

Net Increase (Decrease) in Net Assets	(74,840,937)	17,596,224	(16,887,989)	15,244,748	(804,222,356)	401,155,483
Net Assets — Beginning of Year or Period	203,218,926	185,622,702	57,631,100	42,386,352	3,136,730,966	2,735,575,483

Net Assets — End of Year or Period	$128,377,989	$203,218,926	$40,743,111	$57,631,100	$2,332,508,610	$3,136,730,966

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(d)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-78

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$189,098	$217,897	$(96,238)	$165,823	$(10,064)	$(8,437)
Net realized gain (loss)	(242,075)	4,516,859	1,846,789	3,294,039	43,510	617,313
Net change in unrealized appreciation (depreciation) of investments	(14,405,413)	(3,135,411)	(8,788,626)	(1,067,354)	(1,810,029)	(441,443)

Net increase (decrease) in net assets resulting from operations	(14,458,390)	1,599,345	(7,038,075)	2,392,508	(1,776,583)	167,433

From Contractowners Transactions:
Payments received from contractowners	6,506,151	8,311,285	3,867,964	5,677,153	1,686,765	1,110,845
Transfers between Variable Investment Options including guaranteed interest account, net	(2,238,026)	(1,563,747)	(1,074,327)	(180,426)	851,528	392,322
Redemptions for contract benefits and terminations	(9,649,768)	(9,050,009)	(3,130,896)	(3,328,640)	(1,504,922)	(1,396,075)
Contract maintenance charges	(139,386)	(143,376)	(139,681)	(134,942)	(55,886)	(60,091)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,521,029)	(2,445,847)	(476,940)	2,033,145	977,485	47,001

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,454	2,141	—	232	1,483	—

Net Increase (Decrease) in Net Assets	(19,975,965)	(844,361)	(7,515,015)	4,425,885	(797,615)	214,434
Net Assets — Beginning of Year or Period	106,789,967	107,634,328	44,996,130	40,570,245	13,256,626	13,042,192

Net Assets — End of Year or Period	$86,814,002	$106,789,967	$37,481,115	$44,996,130	$12,459,011	$13,256,626

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-79

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE-PLUS ALLOCATION*		EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*(e)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$126,827	$2,141,928	$527,922	$311,102	$1,400,790	$401,272
Net realized gain (loss)	5,195,698	14,463,641	(3,138,873)	1,347,190	(6,965,718)	1,673,925
Net change in unrealized appreciation (depreciation) of investments	(42,594,494)	(3,899,723)	(10,949,489)	(6,224,547)	(13,331,749)	(6,047,895)

Net increase (decrease) in net assets resulting from operations	(37,271,969)	12,705,846	(13,560,440)	(4,566,255)	(18,896,677)	(3,972,698)

From Contractowners Transactions:
Payments received from contractowners	14,897,542	18,495,202	12,700,904	12,979,667	8,726,373	8,738,170
Transfers between Variable Investment Options including guaranteed interest account, net	(5,007,939)	(4,909,493)	(2,430,037)	4,874,234	(1,474,462)	53,400,975
Redemptions for contract benefits and terminations	(17,814,925)	(21,224,845)	(11,735,639)	(11,526,003)	(10,574,684)	(10,708,363)
Contract maintenance charges	(298,243)	(308,025)	(78,111)	(71,415)	(69,966)	(56,994)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	43,160	30,359

Net increase (decrease) in net assets resulting from contractowners transactions	(8,223,565)	(7,947,161)	(1,542,883)	6,256,483	(3,349,579)	51,404,147

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	76,906	295	6,927	—	(40,601)	(15,170)

Net Increase (Decrease) in Net Assets	(45,418,628)	4,758,980	(15,096,396)	1,690,228	(22,286,857)	47,416,279
Net Assets — Beginning of Year or Period	240,262,055	235,503,075	137,713,446	136,023,218	135,875,644	88,459,365

Net Assets — End of Year or Period	$194,843,427	$240,262,055	$122,617,050	$137,713,446	$113,588,787	$135,875,644

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(e)	EQ/Core Plus Bond replaced EQ/Global Bond Plus due to a merger on June 18, 2021.

FSA-80

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(f)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$278,523	$23,983	$(4,636,356)	$(11,206,681)	$(4,288,253)	$(5,602,381)
Net realized gain (loss)	108,575	1,665,322	294,645,373	253,954,738	58,421,875	105,107,020
Net change in unrealized appreciation (depreciation) of investments	(6,306,207)	(2,653,300)	(940,815,793)	437,149,914	(213,719,637)	42,078,892

Net increase (decrease) in net assets resulting from operations	(5,919,109)	(963,995)	(650,806,776)	679,897,971	(159,586,015)	141,583,531

From Contractowners Transactions:
Payments received from contractowners	4,823,176	4,336,919	294,937,139	258,858,241	45,568,327	44,363,711
Transfers between Variable Investment Options including guaranteed interest account, net	686,443	5,695,634	12,824,862	5,734,039	2,574,156	(17,413,942)
Redemptions for contract benefits and terminations	(1,722,303)	(1,613,171)	(167,209,229)	(181,230,650)	(40,191,749)	(50,204,817)
Contract maintenance charges	(16,256)	(14,663)	(1,847,667)	(1,544,472)	(236,888)	(241,893)
Adjustments to net assets allocated to contracts in payout period	—	—	985,190	(660,812)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	3,771,060	8,404,719	139,690,295	81,156,346	7,713,846	(23,496,941)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,566	2,127	(779,954)	679,647	4,331	414

Net Increase (Decrease) in Net Assets	(2,145,483)	7,442,851	(511,896,435)	761,733,964	(151,867,838)	118,087,004
Net Assets — Beginning of Year or Period	30,399,960	22,957,109	3,299,807,775	2,538,073,811	725,558,131	607,471,127

Net Assets — End of Year or Period	$28,254,477	$30,399,960	$2,787,911,340	$3,299,807,775	$573,690,293	$725,558,131

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(f)	EQ/Fidelity Institutional AM® Large Cap replaced Invesco V.I. Main Street Fund due to a substitution on November 11, 2022.

FSA-81

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(106,133)	$(122,187)	$(175,407)	$(225,110)	$(3,373,443)	$(1,686,147)
Net realized gain (loss)	799,450	660,369	(1,019,148)	5,418,227	(8,838,848)	97,720,000
Net change in unrealized appreciation (depreciation) of investments	(3,725,381)	4,491,510	(3,442,363)	(1,299,874)	(85,019,176)	(38,224,063)

Net increase (decrease) in net assets resulting from operations	(3,032,064)	5,029,692	(4,636,918)	3,893,243	(97,231,467)	57,809,790

From Contractowners Transactions:
Payments received from contractowners	3,573,462	2,918,501	1,432,420	1,324,807	16,102,532	17,281,394
Transfers between Variable Investment Options including guaranteed interest account, net	455,521	(481,586)	(203,226)	873,522	(4,573,096)	(9,726,783)
Redemptions for contract benefits and terminations	(847,344)	(714,252)	(1,453,854)	(1,957,387)	(20,752,474)	(28,568,936)
Contract maintenance charges	(856)	(651)	(8,927)	(9,170)	(132,775)	(142,717)

Net increase (decrease) in net assets resulting from contractowners transactions	3,180,783	1,722,012	(233,587)	231,772	(9,355,813)	(21,157,042)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	3,658	—	—	41,567	—

Net Increase (Decrease) in Net Assets	148,719	6,755,362	(4,870,505)	4,125,015	(106,545,713)	36,652,748
Net Assets — Beginning of Year or Period	25,836,872	19,081,510	25,750,003	21,624,988	445,899,849	409,247,101

Net Assets — End of Year or Period	$25,985,591	$25,836,872	$20,879,498	$25,750,003	$339,354,136	$445,899,849

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-82

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(487,051)	$(774,574)	$(4,265)	$19,406	$(134,653)	$(276,030)
Net realized gain (loss)	13,316,831	12,543,668	118,242	251,077	(1,596,385)	571,588
Net change in unrealized appreciation (depreciation) of investments	(23,451,487)	8,281,636	(444,526)	(59,303)	(2,366,566)	(2,025,635)

Net increase (decrease) in net assets resulting from operations	(10,621,707)	20,050,730	(330,549)	211,180	(4,097,604)	(1,730,077)

From Contractowners Transactions:
Payments received from contractowners	7,043,520	5,663,711	—	298,173	2,138,821	2,554,553
Transfers between Variable Investment Options including guaranteed interest account, net	1,428,216	571,686	—	(23,890)	(1,283,026)	(1,076,940)
Redemptions for contract benefits and terminations	(5,399,071)	(5,562,009)	(22,113)	(261,697)	(4,783,150)	(5,281,187)
Contract maintenance charges	(29,081)	(26,319)	—	(2)	(27,053)	(26,601)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	23,191	19,453

Net increase (decrease) in net assets resulting from contractowners transactions	3,043,584	647,069	(22,113)	12,584	(3,931,217)	(3,810,722)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	16,409	102	(8)	—	(20,376)	(21,692)

Net Increase (Decrease) in Net Assets	(7,561,714)	20,697,901	(352,670)	223,764	(8,049,197)	(5,562,491)
Net Assets — Beginning of Year or Period	90,151,995	69,454,094	1,804,112	1,580,348	47,995,749	53,558,240

Net Assets — End of Year or Period	$82,590,281	$90,151,995	$1,451,442	$1,804,112	$39,946,552	$47,995,749

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-83

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(29,762)	$1,869,243	$5,023,377	$8,347,769	$(11,288)	$346,131
Net realized gain (loss)	(3,918,794)	20,587,935	(19,271,396)	7,788,781	(408,214)	1,210,927
Net change in unrealized appreciation (depreciation) of investments	(23,826,123)	(7,512,936)	(42,402,118)	21,259,560	(2,513,417)	(67,433)

Net increase (decrease) in net assets resulting from operations	(27,774,679)	14,944,242	(56,650,137)	37,396,110	(2,932,919)	1,489,625

From Contractowners Transactions:
Payments received from contractowners	9,025,338	9,405,966	40,881,468	36,755,211	1,840,492	1,704,641
Transfers between Variable Investment Options including guaranteed interest account, net	(1,668,444)	(3,552,425)	3,130,925	4,574,673	392,359	(50,195)
Redemptions for contract benefits and terminations	(9,637,272)	(12,596,340)	(23,274,889)	(29,313,243)	(885,628)	(1,040,654)
Contract maintenance charges	(56,967)	(61,274)	(255,707)	(210,471)	(7,915)	(7,977)
Adjustments to net assets allocated to contracts in payout period	—	—	251,873	(22,279)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(2,337,345)	(6,804,073)	20,733,670	11,783,891	1,339,308	605,815

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	(235,186)	23,276	6	(11)

Net Increase (Decrease) in Net Assets	(30,112,024)	8,140,169	(36,151,653)	49,203,277	(1,593,605)	2,095,429
Net Assets — Beginning of Year or Period	182,626,033	174,485,864	439,821,801	390,618,524	18,230,732	16,135,303

Net Assets — End of Year or Period	$152,514,009	$182,626,033	$403,670,148	$439,821,801	$16,637,127	$18,230,732

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-84

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$487,324	$1,659,811	$543,270	$(147,389)	$(3,276,715)	$(4,092,271)
Net realized gain (loss)	(9,492,610)	15,822,881	24,736,300	13,116,956	19,698,441	33,654,112
Net change in unrealized appreciation (depreciation) of investments	(18,231,173)	(1,907,847)	(26,384,003)	23,279,926	(133,396,851)	12,147,535

Net increase (decrease) in net assets resulting from operations	(27,236,459)	15,574,845	(1,104,433)	36,249,493	(116,975,125)	41,709,376

From Contractowners Transactions:
Payments received from contractowners	8,070,740	8,515,538	8,207,477	7,640,756	29,730,646	30,809,074
Transfers between Variable Investment Options including guaranteed interest account, net	(1,686,637)	(2,685,054)	1,322,712	(1,519,685)	3,019,608	416,239
Redemptions for contract benefits and terminations	(9,065,506)	(12,547,027)	(10,646,426)	(11,834,683)	(18,400,497)	(22,201,354)
Contract maintenance charges	(54,615)	(58,905)	(49,580)	(43,547)	(162,611)	(176,937)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,736,018)	(6,775,448)	(1,165,817)	(5,757,159)	14,187,146	8,847,022

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	21,347	2,245	97	1,096	7,227	3,271

Net Increase (Decrease) in Net Assets	(29,951,130)	8,801,642	(2,270,153)	30,493,430	(102,780,752)	50,559,669
Net Assets — Beginning of Year or Period	184,400,673	175,599,031	148,967,470	118,474,040	352,275,890	301,716,221

Net Assets — End of Year or Period	$154,449,543	$184,400,673	$146,697,317	$148,967,470	$249,495,138	$352,275,890

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-85

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO GLOBAL REAL ASSETS*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$456,388	$1,877,559	$(6,856,302)	$(7,105,259)	$(288,107)	$(1,435,698)
Net realized gain (loss)	2,037,426	1,385,076	50,636,626	88,728,926	32,314,054	67,779,041
Net change in unrealized appreciation (depreciation) of investments	(13,251,190)	14,615,771	(157,972,453)	6,235,679	(35,445,107)	(13,550,696)

Net increase (decrease) in net assets resulting from operations	(10,757,376)	17,878,406	(114,192,129)	87,859,346	(3,419,160)	52,792,647

From Contractowners Transactions:
Payments received from contractowners	8,788,409	8,972,965	37,873,887	37,919,531	40,012,400	30,939,825
Transfers between Variable Investment Options including guaranteed interest account, net	(4,010,202)	218,198	(10,770,231)	(15,846,205)	24,786,976	18,843,777
Redemptions for contract benefits and terminations	(6,994,870)	(7,723,205)	(31,826,747)	(38,581,698)	(20,911,763)	(20,910,519)
Contract maintenance charges	(40,774)	(38,207)	(219,043)	(214,634)	(170,593)	(140,880)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,257,437)	1,429,751	(4,942,134)	(16,723,006)	43,717,020	28,732,203

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,923	517	34,676	3,667	25,387	—

Net Increase (Decrease) in Net Assets	(13,012,890)	19,308,674	(119,099,587)	71,140,007	40,323,247	81,524,850
Net Assets — Beginning of Year or Period	109,608,203	90,299,529	649,761,941	578,621,934	321,028,523	239,503,673

Net Assets — End of Year or Period	$96,595,313	$109,608,203	$530,662,354	$649,761,941	$361,351,770	$321,028,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-86

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(479,923)	$(364,148)	$(5,138,569)	$(6,947,602)	$(10,820,217)	$(14,026,069)
Net realized gain (loss)	3,014,116	7,806,084	73,552,496	95,224,103	87,179,210	347,680,098
Net change in unrealized appreciation (depreciation) of investments	(11,171,121)	2,029,419	(267,516,230)	43,281,930	(431,433,885)	(113,655,207)

Net increase (decrease) in net assets resulting from operations	(8,636,928)	9,471,355	(199,102,303)	131,558,431	(355,074,892)	219,998,822

From Contractowners Transactions:
Payments received from contractowners	1,705,375	1,729,395	44,761,104	41,898,396	23,207,523	24,807,457
Transfers between Variable Investment Options including guaranteed interest account, net	(147,738)	(246,770)	(4,279,643)	(6,167,182)	(16,368,263)	(23,345,495)
Redemptions for contract benefits and terminations	(2,685,101)	(3,678,335)	(33,816,132)	(37,589,940)	(51,853,875)	(73,118,985)
Contract maintenance charges	(16,928)	(16,320)	(333,398)	(323,735)	(298,223)	(323,355)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,144,392)	(2,212,030)	6,331,931	(2,182,461)	(45,312,838)	(71,980,378)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	—	52,598	(24,270)	(7)	11

Net Increase (Decrease) in Net Assets	(9,781,320)	7,259,325	(192,717,774)	129,351,700	(400,387,737)	148,018,455
Net Assets — Beginning of Year or Period	44,926,328	37,667,003	654,560,902	525,209,202	1,147,472,489	999,454,034

Net Assets — End of Year or Period	$35,145,008	$44,926,328	$461,843,128	$654,560,902	$747,084,752	$1,147,472,489

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-87

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$478,279	$142,934	$(359,081)	$(3,315,523)	$7,351,302	$4,091,640
Net realized gain (loss)	4,680,912	12,499,045	93,361,665	152,310,631	(7,987,527)	20,296,448
Net change in unrealized appreciation (depreciation) of investments	(20,429,914)	15,736,681	(214,424,940)	39,609,829	(42,889,334)	(12,453,515)

Net increase (decrease) in net assets resulting from operations	(15,270,723)	28,378,660	(121,422,356)	188,604,937	(43,525,559)	11,934,573

From Contractowners Transactions:
Payments received from contractowners	18,519,776	15,963,549	22,727,781	24,683,824	24,780,321	26,901,096
Transfers between Variable Investment Options including guaranteed interest account, net	7,145,849	4,763,743	(14,221,849)	(16,787,955)	(2,575,066)	(7,231,992)
Redemptions for contract benefits and terminations	(9,912,696)	(10,774,133)	(54,460,647)	(63,213,611)	(14,633,034)	(20,139,575)
Contract maintenance charges	(104,227)	(85,217)	(295,922)	(294,552)	(103,479)	(108,831)
Adjustments to net assets allocated to contracts in payout period	—	—	625,793	(325,939)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	15,648,702	9,867,942	(45,624,844)	(55,938,233)	7,468,742	(579,302)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	2,443	1,044	(624,667)	326,527	15,914	5

Net Increase (Decrease) in Net Assets	380,422	38,247,646	(167,671,867)	132,993,231	(36,040,903)	11,355,276
Net Assets — Beginning of Year or Period	160,279,923	122,032,277	965,121,662	832,128,431	271,608,873	260,253,597

Net Assets — End of Year or Period	$160,660,345	$160,279,923	$797,449,795	$965,121,662	$235,567,970	$271,608,873

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-88

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*(g)		EQ/MFS INTERNATIONAL INTRINSIC VALUE*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,257,503)	$(1,637,632)	$(214,729)	$(2,519,285)	$(5,050,307)	$(6,435,487)
Net realized gain (loss)	9,434,239	20,916,853	1,735,064	40,712,117	37,923,890	50,287,054
Net change in unrealized appreciation (depreciation) of investments	(46,980,151)	(984,364)	(46,799,101)	(18,255,349)	(237,811,450)	23,190,822

Net increase (decrease) in net assets resulting from operations	(38,803,415)	18,294,857	(45,278,766)	19,937,483	(204,937,867)	67,042,389

From Contractowners Transactions:
Payments received from contractowners	5,026,327	6,337,793	28,510,835	27,446,620	73,769,440	76,381,409
Transfers between Variable Investment Options including guaranteed interest account, net	(3,368,368)	(4,126,635)	90,818,114	4,943,467	2,002,788	980,120
Redemptions for contract benefits and terminations	(7,017,392)	(10,251,811)	(15,412,225)	(16,253,023)	(39,669,565)	(48,405,215)
Contract maintenance charges	(32,469)	(34,892)	(165,982)	(155,656)	(345,909)	(370,834)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,391,902)	(8,075,545)	103,750,742	15,981,408	35,756,754	28,585,480

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	212	361	14,538	3,087	21,875	13,200

Net Increase (Decrease) in Net Assets	(44,195,105)	10,219,673	58,486,514	35,921,978	(169,159,238)	95,641,069
Net Assets — Beginning of Year or Period	136,167,461	125,947,788	274,959,921	239,037,943	825,653,031	730,011,962

Net Assets — End of Year or Period	$91,972,356	$136,167,461	$333,446,435	$274,959,921	$656,493,793	$825,653,031

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(g)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-89

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,203,071)	$(3,723,700)	$(3,943,277)	$(4,886,155)	$5,747,769	$29,709
Net realized gain (loss)	10,370,609	18,999,730	14,333,000	72,113,415	12,108,188	6,918,744
Net change in unrealized appreciation (depreciation) of investments	(101,959,151)	34,718,446	(170,977,971)	(21,510,259)	(18,893,613)	9,838,023

Net increase (decrease) in net assets resulting from operations	(94,791,613)	49,994,476	(160,588,248)	45,717,001	(1,037,656)	16,786,476

From Contractowners Transactions:
Payments received from contractowners	28,414,882	28,575,548	41,164,645	41,441,653	11,391,792	11,221,313
Transfers between Variable Investment Options including guaranteed interest account, net	(2,801,651)	(811,131)	(825,102)	(328,806)	(669,312)	(2,430,543)
Redemptions for contract benefits and terminations	(16,376,087)	(20,004,832)	(18,698,041)	(22,138,633)	(10,458,999)	(11,741,500)
Contract maintenance charges	(130,463)	(128,622)	(182,472)	(186,204)	(62,741)	(56,046)

Net increase (decrease) in net assets resulting from contractowners transactions	9,106,681	7,630,963	21,459,030	18,788,010	200,740	(3,006,776)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	9,644	7,156	6,978	5,105	3,968	1,388

Net Increase (Decrease) in Net Assets	(85,675,288)	57,632,595	(139,122,240)	64,510,116	(832,948)	13,781,088
Net Assets — Beginning of Year or Period	337,721,864	280,089,269	426,070,039	361,559,923	149,919,341	136,138,253

Net Assets — End of Year or Period	$252,046,576	$337,721,864	$286,947,799	$426,070,039	$149,086,393	$149,919,341

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-90

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,281,887)	$(6,032,938)	$(1,875,338)	$(3,998,486)	$4,529,458	$29,207,149
Net realized gain (loss)	53,818,284	117,686,171	16,972,918	97,055,919	30,341,134	118,628,711
Net change in unrealized appreciation (depreciation) of investments	(209,655,166)	82,711,447	(102,989,694)	27,472,191	(325,592,737)	(20,210,238)

Net increase (decrease) in net assets resulting from operations	(158,118,769)	194,364,680	(87,892,114)	120,529,624	(290,722,145)	127,625,622

From Contractowners Transactions:
Payments received from contractowners	88,548,857	81,135,815	16,342,399	17,145,639	90,349,077	97,309,926
Transfers between Variable Investment Options including guaranteed interest account, net	(5,576,858)	(9,100,501)	(10,752,548)	(11,226,751)	(31,978,412)	(28,130,902)
Redemptions for contract benefits and terminations	(52,546,606)	(62,643,248)	(30,012,472)	(35,147,840)	(118,582,947)	(139,472,305)
Contract maintenance charges	(530,765)	(472,988)	(178,943)	(174,711)	(1,516,491)	(1,566,213)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	1,172,574	157,075

Net increase (decrease) in net assets resulting from contractowners transactions	29,894,628	8,919,078	(24,601,564)	(29,403,663)	(60,556,199)	(71,702,419)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	13,481	8,184	8,367	211	(1,060,818)	967,463

Net Increase (Decrease) in Net Assets	(128,210,660)	203,291,942	(112,485,311)	91,126,172	(352,339,162)	56,890,666
Net Assets — Beginning of Year or Period	1,074,259,600	870,967,658	569,866,829	478,740,657	1,802,350,914	1,745,460,248

Net Assets — End of Year or Period	$946,048,940	$1,074,259,600	$457,381,518	$569,866,829	$1,450,011,752	$1,802,350,914

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-91

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(230,706)	$1,193,820	$(2,110,968)	$32,811,014	$(15,772)	$(1,155,332)
Net realized gain (loss)	9,169,516	11,116,361	68,161,963	120,302,473	1,523	172,752
Net change in unrealized appreciation (depreciation) of investments	(32,377,731)	(169,597)	(335,557,281)	1,503,233	(1,437)	2,024

Net increase (decrease) in net assets resulting from operations	(23,438,921)	12,140,584	(269,506,286)	154,616,720	(15,686)	(980,556)

From Contractowners Transactions:
Payments received from contractowners	17,374,223	17,240,871	85,331,569	89,889,859	111,981,001	93,981,411
Transfers between Variable Investment Options including guaranteed interest account, net	(2,049,848)	440,108	(26,422,569)	(24,477,580)	(84,149,489)	(95,311,780)
Redemptions for contract benefits and terminations	(8,875,510)	(6,874,373)	(78,026,950)	(103,366,568)	(16,653,670)	(17,599,294)
Contract maintenance charges	(154,723)	(157,777)	(1,245,043)	(1,251,013)	(82,404)	(84,785)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	20,451	19,356

Net increase (decrease) in net assets resulting from contractowners transactions	6,294,142	10,648,829	(20,362,993)	(39,205,302)	11,115,889	(18,995,092)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	675	1,409	8,881	148	153,907	196,345

Net Increase (Decrease) in Net Assets	(17,144,104)	22,790,822	(289,860,398)	115,411,566	11,254,110	(19,779,303)
Net Assets — Beginning of Year or Period	132,685,672	109,894,850	1,497,593,007	1,382,181,441	83,677,365	103,456,668

Net Assets — End of Year or Period	$115,541,568	$132,685,672	$1,207,732,609	$1,497,593,007	$94,931,475	$83,677,365

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-92

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO ULTRA SHORT BOND*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(963,029)	$(1,702,698)	$5,746,957	$6,402,262	$94,153	$(620,529)
Net realized gain (loss)	(53,108,253)	71,449,177	(2,829,349)	3,542,088	(643,121)	23,501
Net change in unrealized appreciation (depreciation) of investments	3,427,281	(69,287,130)	(15,495,892)	(7,972,189)	(824,096)	(684,162)

Net increase (decrease) in net assets resulting from operations	(50,644,001)	459,349	(12,578,284)	1,972,161	(1,373,064)	(1,281,190)

From Contractowners Transactions:
Payments received from contractowners	5,849,202	7,272,916	8,321,367	9,264,194	5,105,773	5,671,964
Transfers between Variable Investment Options including guaranteed interest account, net	(140,759)	4,227,373	(2,254,721)	5,874,486	(1,029,031)	3,104,398
Redemptions for contract benefits and terminations	(4,420,471)	(9,150,923)	(5,001,871)	(4,991,398)	(6,884,149)	(8,459,986)
Contract maintenance charges	(24,283)	(30,897)	(35,504)	(31,204)	(32,847)	(32,094)

Net increase (decrease) in net assets resulting from contractowners transactions	1,263,689	2,318,469	1,029,271	10,116,078	(2,840,254)	284,282

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	8	(30)	115	1,615	11,890	—

Net Increase (Decrease) in Net Assets	(49,380,304)	2,777,788	(11,548,898)	12,089,854	(4,201,428)	(996,908)
Net Assets — Beginning of Year or Period	112,235,269	109,457,481	72,522,278	60,432,424	75,389,322	76,386,230

Net Assets — End of Year or Period	$62,854,965	$112,235,269	$60,973,380	$72,522,278	$71,187,894	$75,389,322

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-93

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE GROWTH STOCK*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(396,925)	$(382,587)	$(1,274,114)	$(2,899,768)	$(12,256,768)	$(15,983,291)
Net realized gain (loss)	(3,579,346)	268,196	1,640,392	63,140,198	54,404,377	197,976,757
Net change in unrealized appreciation (depreciation) of investments	(4,018,720)	(2,443,209)	(106,851,624)	(1,715,812)	(582,167,935)	(32,185,542)

Net increase (decrease) in net assets resulting from operations	(7,994,991)	(2,557,600)	(106,485,346)	58,524,618	(540,020,326)	149,807,924

From Contractowners Transactions:
Payments received from contractowners	3,375,128	4,036,343	48,641,791	41,615,705	100,200,079	104,432,839
Transfers between Variable Investment Options including guaranteed interest account, net	(1,992,104)	(1,354,857)	8,398,647	2,281,653	(1,412,595)	(9,417,590)
Redemptions for contract benefits and terminations	(5,032,656)	(6,920,889)	(23,337,510)	(29,812,400)	(58,848,834)	(82,051,256)
Contract maintenance charges	(32,748)	(34,507)	(260,647)	(229,149)	(493,612)	(544,598)
Adjustments to net assets allocated to contracts in payout period	53,882	28,454	—	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(3,628,498)	(4,245,456)	33,442,281	13,855,809	39,445,038	12,419,395

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	(50,781)	(28,454)	11,328	3,115	53,770	13,684

Net Increase (Decrease) in Net Assets	(11,674,270)	(6,831,510)	(73,031,737)	72,383,542	(500,521,518)	162,241,003
Net Assets — Beginning of Year or Period	71,569,265	78,400,775	502,858,455	430,474,913	1,358,396,522	1,196,155,519

Net Assets — End of Year or Period	$59,894,995	$71,569,265	$429,826,718	$502,858,455	$857,875,004	$1,358,396,522

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-94

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,667,239)	$(5,376,656)	$2,115,882	$1,008,501	$131,062	$(122,532)
Net realized gain (loss)	(32,107,192)	190,677,725	8,454,979	(5,977,686)	422,239	2,236,759
Net change in unrealized appreciation (depreciation) of investments	(122,831,204)	8,297,156	5,518,487	16,759,339	(3,850,164)	(360,842)

Net increase (decrease) in net assets resulting from operations	(156,605,635)	193,598,225	16,089,348	11,790,154	(3,296,863)	1,753,385

From Contractowners Transactions:
Payments received from contractowners	46,729,220	52,319,975	6,492,319	6,042,295	2,917,015	2,223,793
Transfers between Variable Investment Options including guaranteed interest account, net	(27,493,928)	(33,097,188)	7,350,973	1,170,319	979,550	3,355,196
Redemptions for contract benefits and terminations	(50,472,992)	(62,352,867)	(3,831,389)	(2,994,457)	(2,558,014)	(1,724,117)
Contract maintenance charges	(341,916)	(345,967)	(25,224)	(17,070)	(17,872)	(16,667)

Net increase (decrease) in net assets resulting from contractowners transactions	(31,579,616)	(43,476,047)	9,986,679	4,201,087	1,320,679	3,838,205

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	46,153	2,094	—	1,355	—	—

Net Increase (Decrease) in Net Assets	(188,139,098)	150,124,272	26,076,027	15,992,596	(1,976,184)	5,591,590
Net Assets — Beginning of Year or Period	977,974,040	827,849,768	49,865,274	33,872,678	24,098,960	18,507,370

Net Assets — End of Year or Period	$789,834,942	$977,974,040	$75,941,301	$49,865,274	$22,122,776	$24,098,960

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-95

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQUITABLE GROWTH MF/ETF*(b)	EQUITABLE MODERATE GROWTH MF/ETF*(b)	FIDELITY® VIP EQUITY- INCOME PORTFOLIO
	2022	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$164	$4	$202,601	$158,124
Net realized gain (loss)	—	—	1,332,697	3,667,286
Net change in unrealized appreciation (depreciation) of investments	(695)	4	(3,449,115)	1,327,426

Net increase (decrease) in net assets resulting from operations	(531)	8	(1,913,817)	5,152,836

From Contractowners Transactions:
Payments received from contractowners	1,734	359	4,035,274	3,718,731
Transfers between Variable Investment Options including guaranteed interest account, net	15,708	190	1,300,215	1,151,125
Redemptions for contract benefits and terminations	—	—	(1,865,017)	(1,444,753)
Contract maintenance charges	(6)	—	(20,251)	(17,178)

Net increase (decrease) in net assets resulting from contractowners transactions	17,436	549	3,450,221	3,407,925

Net Increase (Decrease) in Net Assets	16,905	557	1,536,404	8,560,761
Net Assets — Beginning of Year or Period	—	—	29,659,954	21,099,193

Net Assets — End of Year or Period	$16,905	$557	$31,196,358	$29,659,954

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.
(b)	Units were made available on November 4, 2022.

FSA-96

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO(b)	FIDELITY® VIP MID CAP PORTFOLIO		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2022	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,681	$(919,755)	$(827,743)	$523,197	$738,365
Net realized gain (loss)	1	7,220,181	20,896,094	10,878,550	699,691
Net change in unrealized appreciation (depreciation) of investments	(2,605)	(24,913,015)	1,293,354	(13,837,381)	10,447,801

Net increase (decrease) in net assets resulting from operations	(923)	(18,612,589)	21,361,705	(2,435,634)	11,885,857

From Contractowners Transactions:
Payments received from contractowners	35,569	13,448,621	12,314,334	9,316,106	10,529,267
Transfers between Variable Investment Options including guaranteed interest account, net	102,687	(1,096,922)	(744,816)	(2,480,416)	(2,040,263)
Redemptions for contract benefits and terminations	—	(4,859,708)	(4,873,627)	(4,591,049)	(4,803,087)
Contract maintenance charges	(1)	(79,235)	(74,994)	(68,153)	(62,986)

Net increase (decrease) in net assets resulting from contractowners transactions	138,255	7,412,756	6,620,897	2,176,488	3,622,931

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	5	—	(166)	—	112

Net Increase (Decrease) in Net Assets	137,337	(11,199,833)	27,982,436	(259,146)	15,508,900
Net Assets — Beginning of Year or Period	—	115,480,236	87,497,800	83,010,564	67,501,664

Net Assets — End of Year or Period	$137,337	$104,280,403	$115,480,236	$82,751,418	$83,010,564

The accompanying notes are an integral part of these financial statements.

(b)	Units were made available on November 4, 2022.

FSA-97

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,779,467	$1,947,841	$(315,326)	$(289,074)	$(190,076)	$(211,665)
Net realized gain (loss)	(1,846,236)	(231,060)	4,475,069	(384,106)	2,930,614	1,722,535
Net change in unrealized appreciation (depreciation) of investments	(6,134,770)	(246,408)	(9,140,126)	6,457,275	(6,807,373)	1,174,718

Net increase (decrease) in net assets resulting from operations	(6,201,539)	1,470,373	(4,980,383)	5,784,095	(4,066,835)	2,685,588

From Contractowners Transactions:
Payments received from contractowners	6,792,971	7,421,902	2,097,268	2,511,887	1,754,351	1,624,780
Transfers between Variable Investment Options including guaranteed interest account, net	(1,174,185)	1,190,794	(527,349)	(1,096,231)	144,001	1,366,534
Redemptions for contract benefits and terminations	(4,029,713)	(3,964,813)	(2,123,254)	(1,966,971)	(1,149,124)	(1,202,138)
Contract maintenance charges	(32,644)	(30,000)	(12,006)	(12,066)	(7,374)	(6,598)

Net increase (decrease) in net assets resulting from contractowners transactions	1,556,429	4,617,883	(565,341)	(563,381)	741,854	1,782,578

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	18	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(4,645,092)	6,088,256	(5,545,724)	5,220,714	(3,324,981)	4,468,166
Net Assets — Beginning of Year or Period	57,684,781	51,596,525	32,478,401	27,257,687	18,540,123	14,071,957

Net Assets — End of Year or Period	$53,039,689	$57,684,781	$26,932,677	$32,478,401	$15,215,142	$18,540,123

The accompanying notes are an integral part of these financial statements.

FSA-98

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MFS® INVESTORS TRUST SERIES		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(224,267)	$(234,249)	$(550,441)	$(549,900)	$(6,747,428)	$(8,820,953)
Net realized gain (loss)	4,491,767	2,501,920	5,905,772	8,884,345	119,696,101	234,638,619
Net change in unrealized appreciation (depreciation) of investments	(9,942,551)	4,192,373	(16,613,870)	2,136,094	(431,695,737)	(56,397,427)

Net increase (decrease) in net assets resulting from operations	(5,675,051)	6,460,044	(11,258,539)	10,470,539	(318,747,064)	169,420,239

From Contractowners Transactions:
Payments received from contractowners	2,420,944	1,958,191	5,603,327	6,002,885	12,456,774	15,241,010
Transfers between Variable Investment Options including guaranteed interest account, net	(1,087,318)	(332,191)	936,334	(1,545,937)	(11,924,823)	(16,138,882)
Redemptions for contract benefits and terminations	(2,349,235)	(1,918,528)	(3,012,001)	(3,342,040)	(54,180,762)	(77,113,532)
Contract maintenance charges	(14,219)	(14,232)	(28,798)	(26,495)	(303,086)	(326,000)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	625,199	(87,191)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,029,828)	(306,760)	3,498,862	1,088,413	(53,326,698)	(78,424,595)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	—	499	—	491	(591,876)	156,167

Net Increase (Decrease) in Net Assets	(6,704,879)	6,153,783	(7,759,677)	11,559,443	(372,665,638)	91,151,811
Net Assets — Beginning of Year or Period	32,470,364	26,316,581	54,565,214	43,005,771	994,186,545	903,034,734

Net Assets — End of Year or Period	$25,765,485	$32,470,364	$46,805,537	$54,565,214	$621,520,907	$994,186,545

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-99

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,690,830	$361,957	$(4,028,117)	$(5,129,109)	$2,918,825	$341,834
Net realized gain (loss)	(5,280,015)	518,242	23,942,238	85,170,331	566,456	44,133
Net change in unrealized appreciation (depreciation) of investments	(18,239,212)	(4,557,654)	(183,536,407)	(9,495,411)	(2,671,523)	2,601,949

Net increase (decrease) in net assets resulting from operations	(21,828,397)	(3,677,455)	(163,622,286)	70,545,811	813,758	2,987,916

From Contractowners Transactions:
Payments received from contractowners	25,303,006	23,794,429	21,504,008	19,418,496	1,546,191	1,261,689
Transfers between Variable Investment Options including guaranteed interest account, net	3,964,177	10,824,212	(3,112,603)	(2,362,222)	879,213	(298,492)
Redemptions for contract benefits and terminations	(11,177,293)	(11,182,389)	(20,478,712)	(26,662,080)	(1,232,771)	(944,193)
Contract maintenance charges	(165,173)	(122,000)	(136,623)	(132,277)	(7,988)	(6,294)

Net increase (decrease) in net assets resulting from contractowners transactions	17,924,717	23,314,252	(2,223,930)	(9,738,083)	1,184,645	12,710

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	3,273	14,233	8	155	—	118

Net Increase (Decrease) in Net Assets	(3,900,407)	19,651,030	(165,846,208)	60,807,883	1,998,403	3,000,744
Net Assets — Beginning of Year or Period	152,294,368	132,643,338	432,601,347	371,793,464	12,393,323	9,392,579

Net Assets — End of Year or Period	$148,393,961	$152,294,368	$266,755,139	$432,601,347	$14,391,726	$12,393,323

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-100

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2015 ALLOCATION*		TARGET 2025 ALLOCATION*		TARGET 2035 ALLOCATION*
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$111,058	$88,032	$441,797	$808,403	$410,090	$1,082,223
Net realized gain (loss)	(73,547)	1,758,066	5,647,663	10,951,645	9,107,763	10,916,642
Net change in unrealized appreciation (depreciation) of investments	(2,752,735)	(888,806)	(24,290,177)	(2,069,022)	(38,671,041)	6,021,190

Net increase (decrease) in net assets resulting from operations	(2,715,224)	957,292	(18,200,717)	9,691,026	(29,153,188)	18,020,055

From Contractowners Transactions:
Payments received from contractowners	605,049	919,888	10,210,614	12,259,353	19,785,957	18,017,765
Transfers between Variable Investment Options including guaranteed interest account, net	(391,228)	(556,332)	(2,156,544)	(1,214,849)	(763,717)	918,382
Redemptions for contract benefits and terminations	(1,721,465)	(2,795,967)	(10,327,570)	(9,494,768)	(7,737,898)	(8,437,174)
Contract maintenance charges	(7,754)	(9,147)	(42,273)	(43,456)	(87,286)	(84,809)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,515,398)	(2,441,558)	(2,315,773)	1,506,280	11,197,056	10,414,164

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,666	—	424	263	(7)	—

Net Increase (Decrease) in Net Assets	(4,228,956)	(1,484,266)	(20,516,066)	11,197,569	(17,956,139)	28,434,219
Net Assets — Beginning of Year or Period	18,264,708	19,748,974	112,844,192	101,646,623	164,937,588	136,503,369

Net Assets — End of Year or Period	$14,035,752	$18,264,708	$92,328,126	$112,844,192	$146,981,449	$164,937,588

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-101

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TARGET 2045 ALLOCATION*		TARGET 2055 ALLOCATION*		TEMPLETON GLOBAL BOND VIP FUND
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$253,919	$1,144,910	$78,063	$597,266	$(782,332)	$(826,880)
Net realized gain (loss)	10,186,079	7,805,583	3,487,092	2,242,480	(3,240,495)	(1,765,690)
Net change in unrealized appreciation (depreciation) of investments	(38,106,828)	10,081,045	(15,334,954)	4,842,256	(229,357)	(1,866,567)

Net increase (decrease) in net assets resulting from operations	(27,666,830)	19,031,538	(11,769,799)	7,682,002	(4,252,184)	(4,459,137)

From Contractowners Transactions:
Payments received from contractowners	18,155,629	17,776,252	14,584,053	12,402,329	8,622,101	9,634,387
Transfers between Variable Investment Options including guaranteed interest account, net	334,980	1,627,040	(56,039)	1,704,356	(2,584,320)	(132,597)
Redemptions for contract benefits and terminations	(7,228,450)	(6,520,294)	(2,544,341)	(1,930,462)	(4,953,228)	(5,705,841)
Contract maintenance charges	(117,944)	(112,866)	(92,292)	(81,311)	(45,012)	(44,932)

Net increase (decrease) in net assets resulting from contractowners transactions	11,144,215	12,770,132	11,891,381	12,094,912	1,039,541	3,751,017

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	22,802	—	1,282	—	—	304

Net Increase (Decrease) in Net Assets	(16,499,813)	31,801,670	122,864	19,776,914	(3,212,643)	(707,816)
Net Assets — Beginning of Year or Period	153,889,182	122,087,512	61,143,660	41,366,746	70,807,000	71,514,816

Net Assets — End of Year or Period	$137,389,369	$153,889,182	$61,266,524	$61,143,660	$67,594,357	$70,807,000

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

FSA-102

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	VANECK VIP GLOBAL RESOURCES FUND
	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$112,278	$(268,187)
Net realized gain (loss)	4,896,959	2,347,025
Net change in unrealized appreciation (depreciation) of investments	(3,466,893)	2,306,399

Net increase (decrease) in net assets resulting from operations	1,542,344	4,385,237

From Contractowners Transactions:
Payments received from contractowners	2,268,911	2,188,824
Transfers between Variable Investment Options including guaranteed interest account, net	3,393,253	(1,344,693)
Redemptions for contract benefits and terminations	(2,289,830)	(2,461,012)
Contract maintenance charges	(11,112)	(9,608)

Net increase (decrease) in net assets resulting from contractowners transactions	3,361,222	(1,626,489)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account A	1,199	8,425

Net Increase (Decrease) in Net Assets	4,904,765	2,767,173
Net Assets — Beginning of Year or Period	28,989,571	26,222,398

Net Assets — End of Year or Period	$33,894,336	$28,989,571

The accompanying notes are an integral part of these financial statements.

FSA-103

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the years or periods ended December 31, 2022 and 2021 were as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	1	(1)	—	1	(1)	—

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	46	(30)	16	45	(23)	22

1290 VT EQUITY INCOME	IB	160	(176)	(16)	50	(70)	(20)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	31	(35)	(4)	10	(17)	(7)

1290 VT GAMCO SMALL COMPANY VALUE	IB	832	(833)	(1)	308	(363)	(55)

1290 VT HIGH YIELD BOND	IB	72	(64)	8	79	(36)	43

1290 VT MICRO CAP	IB	2	(2)	—	7	(2)	5

1290 VT SMALL CAP VALUE	IB	447	(453)	(6)	156	(152)	4

1290 VT SMARTBETA EQUITY ESG	IB	135	(116)	19	54	(46)	8

1290 VT SOCIALLY RESPONSIBLE	IB	128	(118)	10	54	(36)	18

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	283	(255)	28	226	(138)	88

DELAWARE IVY VIP HIGH INCOME	CLASS II	414	(388)	26	334	(212)	122

EQ/400 MANAGED VOLATILITY	IB	34	(28)	6	24	(13)	11

EQ/500 MANAGED VOLATILITY	IB	51	(39)	12	33	(25)	8

EQ/2000 MANAGED VOLATILITY	IB	22	(15)	7	24	(18)	6

EQ/AB DYNAMIC MODERATE GROWTH	IB	19	(30)	(11)	17	(19)	(2)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2	(2)	—	—	—	—

EQ/AB SMALL CAP GROWTH	IA	297	(292)	5	41	(80)	(39)

EQ/AB SMALL CAP GROWTH	IB	191	(46)	145	121	(88)	33

EQ/AB SUSTAINABLE US THEMATIC	IB	2	—	2	—	—	—

EQ/AGGRESSIVE ALLOCATION	B	875	(870)	5	262	(303)	(41)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	218	(200)	18	73	(89)	(16)

EQ/ALL ASSET GROWTH ALLOCATION	IB	94	(103)	(9)	47	(57)	(10)

The accompanying notes are an integral part of these financial statements.

FSA-104

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	288	(234)	54	126	(104)	22

EQ/BALANCED STRATEGY	IB	236	(316)	(80)	646	(112)	534

EQ/CAPITAL GROUP RESEARCH	IB	234	(266)	(32)	40	(93)	(53)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	184	(211)	(27)	30	(76)	(46)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	75	(77)	(2)	41	(25)	16

EQ/COMMON STOCK INDEX	IA	811	(996)	(185)	101	(315)	(214)

EQ/COMMON STOCK INDEX	IB	124	(125)	(1)	105	(100)	5

EQ/CONSERVATIVE ALLOCATION	B	159	(198)	(39)	91	(109)	(18)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	47	(52)	(5)	61	(48)	13

EQ/CONSERVATIVE STRATEGY	IB	37	(29)	8	22	(21)	1

EQ/CONSERVATIVE-PLUS ALLOCATION	B	268	(320)	(52)	125	(169)	(44)

EQ/CORE BOND INDEX	IB	383	(397)	(14)	221	(174)	47

EQ/CORE PLUS BOND	A	186	(207)	(21)	195	(57)	138

EQ/CORE PLUS BOND	B	70	(69)	1	251	(47)	204

EQ/EMERGING MARKETS EQUITY PLUS	IB	124	(89)	35	120	(50)	70

EQ/EQUITY 500 INDEX	IA	826	(866)	(40)	169	(227)	(58)

EQ/EQUITY 500 INDEX	IB	925	(411)	514	730	(351)	379

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	411	(384)	27	171	(232)	(61)

EQ/FRANKLIN RISING DIVIDENDS	IB	28	(8)	20	23	(11)	12

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	41	(44)	(3)	26	(25)	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	444	(472)	(28)	56	(113)	(57)

EQ/GOLDMAN SACHS MID CAP VALUE	IB	114	(101)	13	50	(51)	(1)

EQ/GROWTH STRATEGY	IA	—	—	—	3	(3)	—

EQ/INTERMEDIATE GOVERNMENT BOND	IA	96	(108)	(12)	24	(43)	(19)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	18	(31)	(13)	17	(24)	(7)

The accompanying notes are an integral part of these financial statements.

FSA-105

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	397	(414)	(17)	77	(118)	(41)

EQ/INTERNATIONAL EQUITY INDEX	IA	902	(924)	(22)	156	(211)	(55)

EQ/INTERNATIONAL EQUITY INDEX	IB	309	(117)	192	224	(72)	152

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	42	(31)	11	21	(16)	5

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	482	(503)	(21)	71	(111)	(40)

EQ/INVESCO COMSTOCK	IB	199	(203)	(4)	64	(88)	(24)

EQ/INVESCO GLOBAL	IB	376	(312)	64	162	(132)	30

EQ/INVESCO GLOBAL REAL ASSETS	IB	155	(168)	(13)	91	(82)	9

EQ/JANUS ENTERPRISE	IB	452	(461)	(9)	135	(176)	(41)

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	409	(277)	132	220	(134)	86

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	53	(58)	(5)	13	(20)	(7)

EQ/LARGE CAP GROWTH INDEX	IB	587	(567)	20	225	(237)	(12)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	710	(800)	(90)	79	(205)	(126)

EQ/LARGE CAP VALUE INDEX	IB	416	(314)	102	208	(149)	59

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	1,425	(1,594)	(169)	131	(331)	(200)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	36	(59)	(23)	18	(42)	(24)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	698	(624)	74	346	(352)	(6)

EQ/LOOMIS SAYLES GROWTH	IB	93	(107)	(14)	44	(58)	(14)

EQ/MFS INTERNATIONAL GROWTH	IB	671	(258)	413	249	(181)	68

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	820	(659)	161	390	(283)	107

EQ/MFS MID CAP FOCUSED GROWTH	IB	307	(269)	38	150	(126)	24

EQ/MFS TECHNOLOGY	IB	236	(188)	48	135	(106)	29

EQ/MFS UTILITIES SERIES	IB	166	(164)	2	73	(87)	(14)

EQ/MID CAP INDEX	IB	1,137	(1,040)	97	360	(339)	21

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	563	(629)	(66)	73	(151)	(78)

The accompanying notes are an integral part of these financial statements.

FSA-106

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE ALLOCATION	A	3,206	(3,734)	(528)	358	(917)	(559)

EQ/MODERATE ALLOCATION	B	317	(332)	(15)	291	(295)	(4)

EQ/MODERATE GROWTH STRATEGY	IB	142	(103)	39	124	(68)	56

EQ/MODERATE-PLUS ALLOCATION	B	1,506	(1,598)	(92)	404	(563)	(159)

EQ/MONEY MARKET	IA	62,800	(62,618)	182	53,472	(54,550)	(1,078)

EQ/MONEY MARKET	IB	508,863	(509,144)	(281)	441,028	(449,229)	(8,201)

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	318	(311)	7	194	(182)	12

EQ/PIMCO GLOBAL REAL RETURN	IB	169	(159)	10	167	(82)	85

EQ/PIMCO ULTRA SHORT BOND	IA	—	—	—	4	(5)	(1)

EQ/PIMCO ULTRA SHORT BOND	IB	247	(273)	(26)	125	(124)	1

EQ/QUALITY BOND PLUS	IA	133	(148)	(15)	29	(44)	(15)

EQ/QUALITY BOND PLUS	IB	20	(27)	(7)	35	(45)	(10)

EQ/SMALL COMPANY INDEX	IB	496	(405)	91	169	(138)	31

EQ/T. ROWE PRICE GROWTH STOCK	IB	858	(745)	113	341	(315)	26

EQ/VALUE EQUITY	IB	537	(622)	(85)	169	(266)	(97)

EQ/WELLINGTON ENERGY	IB	775	(633)	142	429	(350)	79

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	58	(49)	9	50	(25)	25

FIDELITY® VIP EQUITY-INCOME PORTFOLIO	SERVICE CLASS 2	26	(13)	13	22	(11)	11

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1	—	1	—	—	—

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	62	(34)	28	56	(31)	25

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	50	(40)	10	55	(37)	18

INVESCO V.I. HIGH YIELD FUND	SERIES II	94	(82)	12	80	(49)	31

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	33	(34)	(1)	15	(19)	(4)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	21	(18)	3	18	(12)	6

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	20	(24)	(4)	11	(11)	—

The accompanying notes are an integral part of these financial statements.

FSA-107

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	38	(29)	9	20	(18)	2

MULTIMANAGER AGGRESSIVE EQUITY	IA	829	(1,017)	(188)	83	(314)	(231)

MULTIMANAGER AGGRESSIVE EQUITY	IB	29	(26)	3	25	(16)	9

MULTIMANAGER CORE BOND	IB	421	(299)	122	268	(126)	142

MULTIMANAGER TECHNOLOGY	IB	245	(246)	(1)	94	(110)	(16)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	54	(42)	12	30	(31)	(1)

TARGET 2015 ALLOCATION	B	24	(34)	(10)	11	(26)	(15)

TARGET 2025 ALLOCATION	B	167	(180)	(13)	89	(85)	4

TARGET 2035 ALLOCATION	B	252	(196)	56	129	(80)	49

TARGET 2045 ALLOCATION	B	189	(136)	53	107	(52)	55

TARGET 2055 ALLOCATION	B	128	(53)	75	100	(29)	71

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	106	(94)	12	130	(95)	35

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	310	(269)	41	147	(174)	(27)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-108

SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2022

1.	Organization

Separate Account A (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•     Invesco V.I. Diversified Dividend Fund

•     Invesco V.I. High Yield Fund

•     Invesco V.I. Main Street Mid Cap Fund

•     Invesco V.I. Small Cap Equity Fund

American Funds Insurance Series(®)

•     American Funds Insurance Series® The Bond Fund of America®

EQ Advisors Trust*

•     1290 VT Convertible Securities

•     1290 VT DoubleLine Opportunistic Bond

•     1290 VT Equity Income

•     1290 VT GAMCO Mergers & Acquisitions

•     1290 VT GAMCO Small Company Value

•     1290 VT High Yield Bond

•     1290 VT Micro Cap

•     1290 VT Small Cap Value

•     1290 VT SmartBeta Equity ESG(1)

•     1290 VT Socially Responsible

•     EQ/400 Managed Volatility

•     EQ/500 Managed Volatility

•     EQ/2000 Managed Volatility

•     EQ/AB Dynamic Moderate Growth

•     EQ/AB Short Duration Government Bond

•     EQ/AB Small Cap Growth(2)

•     EQ/AB Sustainable US Thematic

•     EQ/Aggressive Growth Strategy

•     EQ/All Asset Growth Allocation

•     EQ/American Century Mid Cap Value

•     EQ/Balanced Strategy

•     EQ/Capital Group Research

•     EQ/ClearBridge Large Cap Growth ESG(3)

•     EQ/ClearBridge Select Equity Managed Volatility

•     EQ/Common Stock Index

•     EQ/Conservative Growth Strategy

•     EQ/Conservative Strategy

•     EQ/Core Bond Index

•     EQ/Emerging Markets Equity PLUS

•     EQ/Equity 500 Index

•     EQ/Fidelity Institutional AM® Large Cap(4)

•     EQ/Franklin Rising Dividends

•     EQ/Franklin Small Cap Value Managed Volatility

•     EQ/Global Equity Managed Volatility

•     EQ/Goldman Sachs Mid Cap Value

•     EQ/Growth Strategy

•     EQ/Intermediate Government Bond

•     EQ/International Core Managed Volatility

•     EQ/International Equity Index

•     EQ/International Managed Volatility

•     EQ/International Value Managed Volatility

•     EQ/Invesco Comstock

•     EQ/Invesco Global

•     EQ/Invesco Global Real Assets

•     EQ/Janus Enterprise

•     EQ/JPMorgan Value Opportunities

•     EQ/Large Cap Core Managed Volatility

•     EQ/Large Cap Growth Index

•     EQ/Large Cap Growth Managed Volatility

•     EQ/Large Cap Value Index

•     EQ/Large Cap Value Managed Volatility

•     EQ/Lazard Emerging Markets Equity

•     EQ/Loomis Sayles Growth

•     EQ/MFS International Growth

•     EQ/MFS International Intrinsic Value

•     EQ/MFS Mid Cap Focused Growth

•     EQ/MFS Technology

•     EQ/MFS Utilities Series

•     EQ/Mid Cap Index

•     EQ/Mid Cap Value Managed Volatility

•     EQ/Moderate Growth Strategy

•     EQ/Money Market

•     EQ/Morgan Stanley Small Cap Growth

•     EQ/PIMCO Global Real Return

FSA-109

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•     EQ/PIMCO Ultra Short Bond

•     EQ/Quality Bond PLUS

•     EQ/Small Company Index

•     EQ/T. Rowe Price Growth Stock

•     EQ/Value Equity

•     EQ/Wellington Energy

•     Equitable Conservative Growth MF/ETF(5)

•     Equitable Growth MF/ETF

•     Equitable Moderate Growth MF/ETF

•     Multimanager Aggressive Equity

•     Multimanager Core Bond

•     Multimanager Technology

EQ Premier VIP Trust*

•     EQ/Aggressive Allocation

•     EQ/Conservative Allocation

•     EQ/Conservative-Plus Allocation

•     EQ/Core Plus Bond

•     EQ/Moderate Allocation

•     EQ/Moderate-Plus Allocation

•     Target 2015 Allocation

•     Target 2025 Allocation

•     Target 2035 Allocation

•     Target 2045 Allocation

•     Target 2055 Al location

Fidelity® Variable Insurance Products

•     Fidelity® VIP Equity-Income Portfolio

•     Fidelity® VIP Investment Grade Bond Portfolio

•     Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance

Products Trust

•     Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•     Delaware Ivy VIP High Income

MFS® Variable Insurance Trust

•     MFS® Investors Trust Series

•     MFS® Massachusetts Investors Growth Stock Portfolio

PIMCO Variable Insurance Trust

•     PIMCO CommodityRealReturn® Strategy Portfolio

Principal Funds

•     Principal Equity Income Account(6)

VanEck VIP Trust

•     VanEck VIP Global Resources Fund

* An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1)     Formerly known as 1290 VT SmartBeta Equity.

(2)     On November 11, 2022, EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth on certain products offered by Equitable Financial.

(3)     Formerly known as EQ/ClearBridge Large Cap Growth.

(4)     On November 11, 2022, EQ/Fidelity Institutional AM® Large Cap replaced Invesco V.I. Main Street Fund on certain products offered by Equitable Financial.

(5)     Formerly known as 1290 VT DoubleLine Dynamic Allocation.

(6)     The Variable Investment Option became available during 2022, however it had no units as of December 31, 2022, thus the Variable Investment Option is excluded from all other sections of the financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST® Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts (“Contracts”).

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the

FSA-110

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 100 through 801, EQUI-VEST® Vantage Series 900, EQUI-VEST® Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST® At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable Financial’s General Account, and fixed maturity options of Separate Account No. 48.

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

FSA-111

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable Financial and may result in additional amounts being transferred into the variable annuity account by Equitable Financial to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2021 were as follows:

	Purchases	Sales
1290 VT CONVERTIBLE SECURITIES	$161,842	$86,202
1290 VT DOUBLELINE OPPORTUNISTIC BOND	5,213,199	3,319,808
1290 VT EQUITY INCOME	48,473,820	45,055,624
1290 VT GAMCO MERGERS & ACQUISITIONS	5,191,475	5,711,696
1290 VT GAMCO SMALL COMPANY VALUE	412,499,534	354,812,744

FSA-112

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
1290 VT HIGH YIELD BOND	$10,495,033	$7,988,546
1290 VT MICRO CAP	399,072	246,326
1290 VT SMALL CAP VALUE	80,195,601	70,254,261
1290 VT SMARTBETA EQUITY ESG	22,304,135	18,076,520
1290 VT SOCIALLY RESPONSIBLE	31,546,383	29,046,585
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	32,296,077	26,837,548
DELAWARE IVY VIP HIGH INCOME	88,090,055	67,524,441
EQ/400 MANAGED VOLATILITY	9,397,836	7,591,774
EQ/500 MANAGED VOLATILITY	18,956,869	13,224,716
EQ/2000 MANAGED VOLATILITY	5,337,356	3,905,115
EQ/AB DYNAMIC MODERATE GROWTH	3,641,054	4,537,097
EQ/AB SHORT DURATION GOVERNMENT BOND	152,145	151,814
EQ/AB SMALL CAP GROWTH	239,604,443	169,582,058
EQ/AB SUSTAINABLE US THEMATIC	266,621	303
EQ/AGGRESSIVE ALLOCATION	335,897,614	221,891,785
EQ/AGGRESSIVE GROWTH STRATEGY	31,251,155	23,923,357
EQ/ALL ASSET GROWTH ALLOCATION	24,594,595	19,752,878
EQ/AMERICAN CENTURY MID CAP VALUE	82,716,459	43,821,579
EQ/BALANCED STRATEGY	44,871,259	50,047,914
EQ/CAPITAL GROUP RESEARCH	117,841,446	98,798,117
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	70,486,358	62,080,977
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	17,088,607	18,225,094
EQ/COMMON STOCK INDEX	893,972,142	942,490,150
EQ/CONSERVATIVE ALLOCATION	25,462,230	27,427,823
EQ/CONSERVATIVE GROWTH STRATEGY	9,163,824	7,562,888
EQ/CONSERVATIVE STRATEGY	4,647,041	3,346,395
EQ/CONSERVATIVE-PLUS ALLOCATION	59,198,533	53,185,460
EQ/CORE BOND INDEX	44,842,412	45,526,408
EQ/CORE PLUS BOND	40,823,335	42,710,984
EQ/EMERGING MARKETS EQUITY PLUS	13,850,390	8,364,836
EQ/EQUITY 500 INDEX	1,069,369,198	891,952,385
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	167,914,172	130,848,340
EQ/FRANKLIN RISING DIVIDENDS	4,898,338	1,494,938
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	8,977,370	8,665,545
EQ/GLOBAL EQUITY MANAGED VOLATILITY	134,273,698	137,485,679
EQ/GOLDMAN SACHS MID CAP VALUE	35,091,563	23,641,606
EQ/GROWTH STRATEGY	131,534	39,757
EQ/INTERMEDIATE GOVERNMENT BOND	17,627,989	21,682,075
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	53,035,213	54,133,767
EQ/INTERNATIONAL EQUITY INDEX	174,259,069	148,753,888
EQ/INTERNATIONAL MANAGED VOLATILITY	5,361,924	3,920,048
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	63,980,873	64,925,029
EQ/INVESCO COMSTOCK	67,145,120	54,760,464
EQ/INVESCO GLOBAL	85,414,647	66,066,165
EQ/INVESCO GLOBAL REAL ASSETS	29,844,930	28,239,056
EQ/JANUS ENTERPRISE	189,031,045	163,789,212
EQ/JPMORGAN VALUE OPPORTUNITIES	175,233,974	104,075,506
EQ/LARGE CAP CORE MANAGED VOLATILITY	16,225,415	14,567,842
EQ/LARGE CAP GROWTH INDEX	202,842,843	163,842,361
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	425,075,175	377,882,271
EQ/LARGE CAP VALUE INDEX	65,502,969	46,002,290
EQ/LARGE CAP VALUE MANAGED VOLATILITY	354,083,464	369,589,978
EQ/LAZARD EMERGING MARKETS EQUITY	78,374,394	61,626,984
EQ/LOOMIS SAYLES GROWTH	48,491,147	43,638,603

FSA-113

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/MFS INTERNATIONAL GROWTH	$86,442,731	$61,001,613
EQ/MFS INTERNATIONAL INTRINSIC VALUE	203,192,179	148,248,192
EQ/MFS MID CAP FOCUSED GROWTH	74,362,119	67,895,413
EQ/MFS TECHNOLOGY	119,929,794	93,719,908
EQ/MFS UTILITIES SERIES	51,953,344	41,897,125
EQ/MID CAP INDEX	384,350,802	294,997,248
EQ/MID CAP VALUE MANAGED VOLATILITY	202,101,927	216,432,101
EQ/MODERATE ALLOCATION	529,644,147	467,919,209
EQ/MODERATE GROWTH STRATEGY	33,985,382	18,672,141
EQ/MODERATE-PLUS ALLOCATION	461,352,717	352,524,059
EQ/MONEY MARKET	680,714,350	669,408,265
EQ/MORGAN STANLEY SMALL CAP GROWTH	35,550,215	34,681,349
EQ/PIMCO GLOBAL REAL RETURN	24,620,623	17,843,684
EQ/PIMCO ULTRA SHORT BOND	26,132,025	28,812,995
EQ/QUALITY BOND PLUS	25,041,499	28,670,853
EQ/SMALL COMPANY INDEX	187,774,072	140,125,876
EQ/T. ROWE PRICE GROWTH STOCK	301,506,464	246,983,147
EQ/VALUE EQUITY	245,516,338	261,247,126
EQ/WELLINGTON ENERGY	57,171,722	45,069,161
EQUITABLE CONSERVATIVE GROWTH MF/ETF	9,474,795	7,412,967
EQUITABLE GROWTH MF/ETF	17,622	23
EQUITABLE MODERATE GROWTH MF/ETF	553	—
FIDELITY® VIP EQUITY-INCOME PORTFOLIO	8,812,435	4,084,244
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	140,027	90
FIDELITY® VIP MID CAP PORTFOLIO	23,462,003	9,798,819
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	23,217,219	10,174,314
INVESCO V.I. HIGH YIELD FUND	14,509,780	11,173,884
INVESCO V.I. MAIN STREET MID CAP FUND	12,721,083	7,450,953
INVESCO V.I. SMALL CAP EQUITY FUND	8,443,662	4,732,165
MFS® INVESTORS TRUST SERIES	10,045,623	7,708,118
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	22,259,706	12,644,014
MULTIMANAGER AGGRESSIVE EQUITY	310,517,760	278,556,490
MULTIMANAGER CORE BOND	63,886,872	44,270,681
MULTIMANAGER TECHNOLOGY	146,200,622	122,294,031
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	8,340,486	4,237,016
TARGET 2015 ALLOCATION	4,582,851	5,041,905
TARGET 2025 ALLOCATION	36,698,114	31,452,747
TARGET 2035 ALLOCATION	53,536,896	36,300,195
TARGET 2045 ALLOCATION	43,736,106	27,222,985
TARGET 2055 ALLOCATION	22,640,015	8,268,415
TEMPLETON GLOBAL BOND VIP FUND	10,115,014	9,857,806
VANECK VIP GLOBAL RESOURCES FUND	24,013,673	20,538,974

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment

FSA-114

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.40% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP including EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable US Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC, or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT and VIP.

FSA-115

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock
Share Class	Class IB
Shares	22,940
Net Asset Value	$4.90
Net Assets Before Merger	$112,379
Net Assets After Merger	$—
Realized Loss	$(66,333)
Share Class		Class IA
Shares		610
Net Asset Value		$39.94
Net Assets Before Merger		$24,371
Net Assets After Merger		$24,371
Share Class		Class IB
Shares		5,104,469
Net Asset Value		$39.64
Net Assets Before Merger		$202,249,128
Net Assets After Merger		$202,361,507

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Share Class	Class IB	Class IB
Shares	2,775,028	46,668,655
Net Asset Value	$32.58	$6.99
Net Assets Before Merger	$90,418,409	$235,730,978
Net Assets After Merger	$—	$326,149,387
Realized Loss	$(14,593,392)

In June 2021, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

FSA-116

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

6.	Reorganizations (Concluded)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Franklin Balanced Managed Volatility	EQ/Balanced Strategy
Share Class	Class IB	Class IB
Shares	10,752,108	7,990,953
Net Asset Value	$8.57	$17.94
Net Assets Before Merger	$92,154,256	$51,179,409
Net Assets After Merger	$—	$143,333,665
Realized Loss	$(16,970,081)

	Removed Portfolio	Surviving Portfolio

June 18, 2021	EQ/Global Bond PLUS	EQ/Core Plus Bond
Share Class	Class IB
Shares	5,231,822
Net Asset Value	$9.18
Net Assets Before Merger	$48,022,437
Net Assets After Merger	$—
Unrealized Gain	$56,723
Share Class		Class A
Shares		20,225,928
Net Asset Value		$4.23
Net Assets Before Merger		$57,923,561
Net Assets After Merger		$85,525,868
Share Class		Class B
Shares		12,577,514
Net Asset Value		$4.21
Net Assets Before Merger		$32,575,102
Net Assets After Merger		$52,995,232

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
Old Contracts	0.58%	0.16%	—	0.74%
EQUIPLAN® Contracts	0.58%	0.16%	—	0.74%
EQUI-VEST® Series 100
EQ/Money Market,
EQ/Common Stock Index	0.56%	0.60%	0.24%	1.40%

All Other Funds	0.50%	0.60%	0.24%	1.34%

Momentum Contracts

EQ/Money Market,
EQ/Common Stock Index	0.65%	0.60%	0.24%	1.49%

All Other Funds	0.50%	0.60%	0.24%	1.34%

EQUI-VEST® Series 200

EQ/Money Market,
EQ/Common Stock Index	1.15%	0.25%	—	1.40%

All Other Funds	1.09%	0.25%	—	1.34%

EQUI-VEST® Series 201

All Other Funds	0.95%	0.25%	—	1.20%

FSA-117

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total

EQUI-VEST® Series 300 and 400 Contracts

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and EQ/Moderate Allocation	1.10%	0.25%	—	1.35%

All Other Funds	1.10%	0.24%	—	1.34%

Momentum Plus Contracts
EQUI-VEST®Series 500 Contracts	1.10%	0.25%	—	1.35%
EQUI-VEST® at Retirement	1.20%	0.25%	—	1.45%

1.30% All Funds	0.80%	0.50%	—	1.30%

1.25% All Funds	0.75%	0.50%	—	1.25%

EQUI-VEST®Series 600 and 800 Contracts	0.95%	0.25%	—	1.20%

EQUI-VEST® Vantage Contracts

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

EQUI-VEST® Strategies Contracts Series 900

1.20% All Funds	1.20%	—	—	1.20%

0.90% All Funds	0.90%	—	—	0.90%

0.70% All Funds	0.70%	—	—	0.70%

0.50% All Funds	0.50%	—	—	0.50%

0.25% All Funds	0.25%	—	—	0.25%
EQUI-VEST® Strategies Contracts Series 901

0.00% All Funds	0.00%	—	—	0.00%

0.10% All Funds	0.10%	—	—	0.10%

0.25% All Funds	0.25%	—	—	0.25%

0.50% All Funds	0.50%	—	—	0.50%

0.60% All Funds	0.60%	—	—	0.60%

0.70% All Funds	0.70%	—	—	0.70%

0.80% All Funds	0.80%	—	—	0.80%

0.90% All Funds	0.90%	—	—	0.90%

1.00% All Funds	1.00%	—	—	1.00%

1.10% All Funds	1.10%	—	—	1.10%

1.15% All Funds	1.15%	—	—	1.15%

EQUI-VEST® Express Series 700 Contracts	0.70%	0.25%	—	0.95%

EQUI-VEST® Express Series 701 Contracts

1.10% All Funds	0.85%	0.25%	—	1.10%

EQUI-VEST® Series 801 Contracts

1.25% All Funds	1.00%	0.25%	—	1.25%

Variable Immediate Annuity

0.50% All Funds	0.40%	0.10%	—	0.50%

FSA-118

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Continued)

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and EQ/Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the “Cap”). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from Equitable Financial’s General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

Direct operating expenses in excess of the cap are absorbed by amounts retained by Equitable Financial in Separate Account A.

For the series 300 and 400 contracts, although the charge is 0.25%, we currently charge 0.24% for all the variable investment options except the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and the EQ/Money Market options (we reserve the right to increase this charge to 0.25% for all the variable investment options at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts. For series 100 and 200 contracts, the total Separate Account A annual expenses of the variable investment options and total annual expenses of the Trust when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index, and EQ/Money Market options.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low – $0 depending on the product and account value.	Unit liquidation from account value

		High – Depending on account value, $50 if the account value on the last business day of the contract year is less than $100,000.	Unit liquidation from account value

Quarterly Administrative charge		Low – $0 for account values in excess of $25,000.

		High – $7.50 per quarter.	Deducted from retirement account values

Withdrawal Charge	At time of transaction	Low – 5% of withdrawals or contributions made in the current and prior five participation years, whichever is less.	Unit liquidation from account value

High – 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

Plan Loan charges	At time of transaction	$50 set-up fee and $6.00 quarterly recordkeeping fee	Unit liquidation from account value

Annual Basic Recordkeeping Charge		$300 (prorated for first year)	Billed directly to employer

FSA-119

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Variable Immediate Annuity Payout option	At time of transaction	$350 annuity administration fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$0 to $65	Unit liquidation from account value

Enhanced death benefit charge	Participation date	0.15% of account value	Unit liquidation from account value

Guaranteed Minimum Income Benefit		0.65%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life		Low – 0.60% for single life option; 0.75% for joint life option

High – 0.75% for single life; 0.90% for joint life

Sales Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 3.5%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit (available only with the guaranteed minimum income benefit) – 0.00%	Unit liquidation from

GWBL Standard death benefit – 0.00%

Annual Rachet to age 85 – 0.25% of the Annual Rachet to age 85 benefit base

Greater of 6% Roll-Up to age 85 or Annual Rachet to age 85 – 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL Enhanced death benefit – 0.30% of the GWBL Enhance death benefit base

Personal Income Benefit Charge	Contract/Participation Date Anniversary	1.00% of the Personal Income Benefit account value	Unit liquidation from account value

Managed Account Service Fee	Quarterly	The managed Account Service (“MAS”) Advisory fee is a quarterly fee that can be charged at an annual rate of up to 0.60%. The amount of the fee may be lower and varies among broker-dealers. The fee will be deducted pro rata from the Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. The MAS Advisory fee does not apply to Personal Income Benefit related assets.	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

FSA-120

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Convertible Securities
2022	Lowest contract charge 1.20% Class IB	$124.01	—	—	—	(21.87)%
	Highest contract charge 1.34% Class IB(f)	$100.00	—	—	—	0.71%
	All contract charges	—	4	$597	1.25%	—
2021	Lowest contract charge 1.20% Class IB	$158.73	—	—	—	(0.21)%
	Highest contract charge 1.25% Class IB	$158.47	—	—	—	(0.26)%
	All contract charges	—	4	$674	11.90%	—
2020	Lowest contract charge 1.20% Class IB(a)	$159.07	—	—	—	37.41%
	Highest contract charge 1.25% Class IB	$158.89	—	—	—	37.34%
	All contract charges	—	4	$630	1.74%	—
2019	Lowest contract charge 1.20% Class IB(a)	$115.76	—	—	—	22.46%
	Highest contract charge 1.25% Class IB	$115.69	—	—	—	22.40%
	All contract charges	—	2	$222	7.68%	—
2018	Lowest contract charge 1.25% Class IB(a)	$ 94.52	—	—	—	(5.59)%
	Highest contract charge 1.25% Class IB(a)	$ 94.52	—	—	—	(5.59)%
	All contract charges	—	—	$15	8.47%	—

1290 VT DoubleLine Opportunistic Bond
2022	Lowest contract charge 0.00% Class IB	$103.93	—	—	—	(13.39)%
	Highest contract charge 1.25% Class IB	$ 93.75	—	—	—	(14.47)%
	All contract charges	—	187	$17,729	3.19%	—
2021	Lowest contract charge 0.00% Class IB	$120.00	—	—	—	(0.44)%
	Highest contract charge 1.25% Class IB	$109.61	—	—	—	(1.69)%
	All contract charges	—	171	$19,036	2.08%	—
2020	Lowest contract charge 0.25% Class IB	$118.00	—	—	—	4.04%
	Highest contract charge 1.25% Class IB	$111.49	—	—	—	2.99%
	All contract charges	—	149	$16,902	2.30%	—
2019	Lowest contract charge 0.50% Class IB	$112.11	—	—	—	7.57%
	Highest contract charge 1.25% Class IB	$108.25	—	—	—	6.77%
	All contract charges	—	122	$13,480	3.40%	—
2018	Lowest contract charge 0.50% Class IB	$104.22	—	—	—	(1.43)%
	Highest contract charge 1.25% Class IB	$101.39	—	—	—	(2.18)%
	All contract charges	—	88	$8,972	3.28%	—

1290 VT Equity Income
2022	Lowest contract charge 0.00% Class IB	$182.31	—	—	—	3.07%
	Highest contract charge 1.45% Class IB	$270.23	—	—	—	1.57%
	All contract charges	—	435	$121,426	1.79%	—
2021	Lowest contract charge 0.00% Class IB	$176.88	—	—	—	26.39%
	Highest contract charge 1.45% Class IB	$266.04	—	—	—	24.56%
	All contract charges	—	451	$123,137	1.49%	—
2020	Lowest contract charge 0.25% Class IB	$259.93	—	—	—	(4.77)%
	Highest contract charge 1.45% Class IB	$213.59	—	—	—	(5.92)%
	All contract charges	—	471	$103,091	1.98%	—
2019	Lowest contract charge 0.50% Class IB	$262.74	—	—	—	23.60%
	Highest contract charge 1.45% Class IB	$227.03	—	—	—	22.41%
	All contract charges	—	483	$112,168	2.28%	—

FSA-121

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Equity Income (Continued)
2018	Lowest contract charge 0.50% Class IB	$212.58	—	—	—	(12.14)%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	(12.98)%
	All contract charges	—	510	$96,565	1.98%	—

1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 0.50% Class IB	$186.90	—	—	—	(6.49)%
	Highest contract charge 1.35% Class IB	$160.62	—	—	—	(7.28)%
	All contract charges	—	83	$13,386	0.33%	—
2021	Lowest contract charge 0.50% Class IB	$199.88	—	—	—	10.83%
	Highest contract charge 1.35% Class IB	$173.24	—	—	—	9.88%
	All contract charges	—	87	$15,284	0.66%	—
2020	Lowest contract charge 0.50% Class IB	$180.35	—	—	—	(1.79)%
	Highest contract charge 1.35% Class IB	$157.66	—	—	—	(2.63)%
	All contract charges	—	94	$14,711	0.17%	—
2019	Lowest contract charge 0.50% Class IB	$183.63	—	—	—	8.08%
	Highest contract charge 1.35% Class IB	$161.92	—	—	—	7.16%
	All contract charges	—	97	$15,854	4.13%	—
2018	Lowest contract charge 0.50% Class IB	$169.90	—	—	—	(5.39)%
	Highest contract charge 1.35% Class IB	$151.10	—	—	—	(6.20)%
	All contract charges	—	104	$15,733	1.46%	—

1290 VT GAMCO Small Company Value
2022	Lowest contract charge 0.00% Class IB	$177.63	—	—	—	(10.68)%
	Highest contract charge 1.45% Class IB	$430.36	—	—	—	(11.97)%
	All contract charges	—	3,060	$1,338,922	0.54%	—
2021	Lowest contract charge 0.00% Class IB	$198.87	—	—	—	25.14%
	Highest contract charge 1.45% Class IB	$488.88	—	—	—	23.32%
	All contract charges	—	3,061	$1,515,342	0.64%	—
2020	Lowest contract charge 0.00% Class IB	$158.92	—	—	—	9.51%
	Highest contract charge 1.45% Class IB	$396.42	—	—	—	7.92%
	All contract charges	—	3,116	$1,247,173	0.77%	—
2019	Lowest contract charge 0.00% Class IB	$145.12	—	—	—	23.35%
	Highest contract charge 1.45% Class IB	$367.32	—	—	—	21.56%
	All contract charges	—	3,073	$1,132,719	0.61%	—
2018	Lowest contract charge 0.00% Class IB	$117.65	—	—	—	(15.58)%
	Highest contract charge 1.45% Class IB	$302.16	—	—	—	(16.82)%
	All contract charges	—	2,996	$903,686	0.57%	—

1290 VT High Yield Bond
2022	Lowest contract charge 0.00% Class IB	$126.49	—	—	—	(10.24)%
	Highest contract charge 1.34% Class IB	$115.59	—	—	—	(11.43)%
	All contract charges	—	245	$28,838	5.30%	—
2021	Lowest contract charge 0.00% Class IB	$140.92	—	—	—	3.95%
	Highest contract charge 1.34% Class IB	$130.51	—	—	—	2.55%
	All contract charges	—	237	$31,151	4.69%	—
2020	Lowest contract charge 0.25% Class IB	$138.41	—	—	—	6.18%
	Highest contract charge 1.34% Class IB	$127.26	—	—	—	5.03%
	All contract charges	—	194	$25,180	5.10%	—
2019	Lowest contract charge 0.50% Class IB	$128.20	—	—	—	12.35%
	Highest contract charge 1.34% Class IB	$121.17	—	—	—	11.40%
	All contract charges	—	176	$21,365	5.69%	—
2018	Lowest contract charge 0.50% Class IB	$114.11	—	—	—	(2.70)%
	Highest contract charge 1.34% Class IB	$108.77	—	—	—	(3.54)%
	All contract charges	—	133	$14,453	5.67%	—

1290 VT Micro Cap
2022	Lowest contract charge 1.20% Class IB	$133.51	—	—	—	(26.82)%
	Highest contract charge 1.25% Class IB	$133.23	—	—	—	(26.86)%
	All contract charges	—	10	$1,338	0.16%	—

FSA-122

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Micro Cap (Continued)
2021	Lowest contract charge 1.20% Class IB	$182.44	—	—	—	9.55%
	Highest contract charge 1.25% Class IB	$182.15	—	—	—	9.50%
	All contract charges	—	10	$1,697	0.00%	—
2020	Lowest contract charge 1.20% Class IB(a)	$166.53	—	—	—	48.42%
	Highest contract charge 1.25% Class IB	$166.34	—	—	—	48.35%
	All contract charges	—	5	$854	0.05%	—
2019	Lowest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	Highest contract charge 1.25% Class IB	$112.13	—	—	—	27.89%
	All contract charges	—	3	$356	0.16%	—
2018	Lowest contract charge 1.25% Class IB(a)	$ 87.68	—	—	—	(12.02)%
	Highest contract charge 1.25% Class IB(a)	$ 87.68	—	—	—	(12.02)%
	All contract charges	—	2	$137	0.05%	—

1290 VT Small Cap Value
2022	Lowest contract charge 0.00% Class IB	$204.33	—	—	—	0.09%
	Highest contract charge 1.45% Class IB	$182.02	—	—	—	(1.36)%
	All contract charges	—	929	$153,013	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$204.15	—	—	—	38.57%
	Highest contract charge 1.45% Class IB	$184.53	—	—	—	36.56%
	All contract charges	—	935	$156,714	1.11%	—
2020	Lowest contract charge 0.25% Class IB	$133.38	—	—	—	(1.78)%
	Highest contract charge 1.45% Class IB(c)	$135.13	—	—	—	28.84%
	All contract charges	—	931	$114,159	2.69%	—
2019	Lowest contract charge 0.50% Class IB	$134.23	—	—	—	25.21%
	Highest contract charge 1.25% Class IB	$129.60	—	—	—	24.27%
	All contract charges	—	44	$5,899	1.12%	—
2018	Lowest contract charge 0.50% Class IB	$107.20	—	—	—	(11.91)%
	Highest contract charge 1.25% Class IB	$104.29	—	—	—	(12.58)%
	All contract charges	—	28	$2,890	1.13%	—

1290 VT SmartBeta Equity ESG
2022	Lowest contract charge 0.00% Class IB	$180.64	—	—	—	(14.56)%
	Highest contract charge 1.45% Class IB	$126.48	—	—	—	(15.80)%
	All contract charges	—	423	$66,347	1.23%	—
2021	Lowest contract charge 0.25% Class IB	$198.81	—	—	—	22.78%
	Highest contract charge 1.45% Class IB	$150.22	—	—	—	21.30%
	All contract charges	—	404	$74,883	1.29%	—
2020	Lowest contract charge 0.25% Class IB	$161.92	—	—	—	10.70%
	Highest contract charge 1.45% Class IB(c)	$123.84	—	—	—	18.29%
	All contract charges	—	396	$60,230	0.98%	—
2019	Lowest contract charge 0.50% Class IB	$144.58	—	—	—	26.29%
	Highest contract charge 1.25% Class IB	$139.60	—	—	—	25.35%
	All contract charges	—	39	$5,482	1.47%	—
2018	Lowest contract charge 0.50% Class IB	$114.48	—	—	—	(6.56)%
	Highest contract charge 1.25% Class IB	$111.37	—	—	—	(7.27)%
	All contract charges	—	23	$2,504	1.59%	—

1290 VT Socially Responsible
2022	Lowest contract charge 0.00% Class IB	$201.81	—	—	—	(22.11)%
	Highest contract charge 1.45% Class IB	$300.02	—	—	—	(23.24)%
	All contract charges	—	356	$85,773	0.65%	—
2021	Lowest contract charge 0.00% Class IB	$259.09	—	—	—	30.31%
	Highest contract charge 1.45% Class IB	$390.84	—	—	—	28.42%
	All contract charges	—	346	$108,352	0.49%	—
2020	Lowest contract charge 0.00% Class IB	$198.83	—	—	—	19.96%
	Highest contract charge 1.45% Class IB	$304.34	—	—	—	18.22%
	All contract charges	—	328	$80,141	0.81%	—

FSA-123

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2019	Lowest contract charge 0.00% Class IB	$165.75	—	—	—	30.27%
	Highest contract charge 1.45% Class IB	$257.44	—	—	—	28.38%
	All contract charges	—	321	$66,663	0.94%	—
2018	Lowest contract charge 0.00% Class IB	$127.24	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB	$200.53	—	—	—	(5.77)%
	All contract charges	—	318	$51,134	0.96%	—

American Funds Insurance Series® The Bond Fund of America®
2022	Lowest contract charge 0.25% Class 4	$108.43	—	—	—	(12.96)%
	Highest contract charge 1.45% Class 4	$ 96.48	—	—	—	(14.01)%
	All contract charges	—	835	$82,925	2.76%	—
2021	Lowest contract charge 0.25% Class 4	$124.58	—	—	—	(0.84)%
	Highest contract charge 1.45% Class 4	$112.20	—	—	—	(2.03)%
	All contract charges	—	807	$92,711	1.26%	—
2020	Lowest contract charge 0.25% Class 4	$125.63	—	—	—	9.11%
	Highest contract charge 1.45% Class 4	$114.52	—	—	—	7.79%
	All contract charges	—	719	$84,167	2.14%	—
2019	Lowest contract charge 0.50% Class 4	$113.24	—	—	—	8.54%
	Highest contract charge 1.45% Class 4	$106.24	—	—	—	7.50%
	All contract charges	—	552	$59,762	2.61%	—
2018	Lowest contract charge 0.50% Class 4	$104.33	—	—	—	(1.39)%
	Highest contract charge 1.45% Class 4	$ 98.83	—	—	—	(2.33)%
	All contract charges	—	468	$47,002	2.31%	—

Delaware IVY VIP High Income
2022	Lowest contract charge 0.00% Class II	$127.85	—	—	—	(10.97)%
	Highest contract charge 1.45% Class II	$141.14	—	—	—	(12.25)%
	All contract charges	—	1,776	$290,444	6.52%	—
2021	Lowest contract charge 0.00% Class II	$143.60	—	—	—	6.06%
	Highest contract charge 1.45% Class II	$160.85	—	—	—	4.52%
	All contract charges	—	1,750	$325,564	5.77%	—
2020	Lowest contract charge 0.25% Class II	$195.52	—	—	—	5.77%
	Highest contract charge 1.45% Class II	$153.89	—	—	—	4.49%
	All contract charges	—	1,628	$288,690	7.14%	—
2019	Lowest contract charge 0.50% Class II	$180.59	—	—	—	10.64%
	Highest contract charge 1.45% Class II	$147.28	—	—	—	9.58%
	All contract charges	—	1,620	$273,893	6.48%	—
2018	Lowest contract charge 0.50% Class II	$163.23	—	—	—	(2.61)%
	Highest contract charge 1.45% Class II	$134.40	—	—	—	(3.55)%
	All contract charges	—	1,541	$237,179	6.26%	—

EQ/400 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$174.36	—	—	—	(15.51)%
	Highest contract charge 1.45% Class IB	$202.32	—	—	—	(16.74)%
	All contract charges	—	111	$28,243	0.78%	—
2021	Lowest contract charge 0.00% Class IB	$206.37	—	—	—	23.67%
	Highest contract charge 1.45% Class IB	$242.99	—	—	—	21.88%
	All contract charges	—	105	$32,487	0.41%	—
2020	Lowest contract charge 0.25% Class IB	$264.86	—	—	—	13.16%
	Highest contract charge 1.45% Class IB	$199.37	—	—	—	11.80%
	All contract charges	—	94	$24,097	0.73%	—
2019	Lowest contract charge 0.40% Class IB	$214.11	—	—	—	24.43%
	Highest contract charge 1.45% Class IB	$178.32	—	—	—	23.12%
	All contract charges	—	91	$20,442	1.01%	—
2018	Lowest contract charge 0.40% Class IB	$172.07	—	—	—	(12.62)%
	Highest contract charge 1.45% Class IB	$144.84	—	—	—	(13.55)%
	All contract charges	—	84	$15,353	0.98%	—

FSA-124

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/500 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$199.01	—	—	—	(19.99)%
	Highest contract charge 1.34% Class IB	$313.54	—	—	—	(21.06)%
	All contract charges	—	163	$48,048	0.86%	—
2021	Lowest contract charge 0.00% Class IB	$248.73	—	—	—	27.61%
	Highest contract charge 1.34% Class IB	$397.19	—	—	—	25.90%
	All contract charges	—	151	$57,161	0.58%	—
2020	Lowest contract charge 0.25% Class IB	$316.96	—	—	—	16.73%
	Highest contract charge 1.34% Class IB	$315.48	—	—	—	15.45%
	All contract charges	—	143	$42,840	1.03%	—
2019	Lowest contract charge 0.50% Class IB	$265.02	—	—	—	29.25%
	Highest contract charge 1.34% Class IB	$273.26	—	—	—	28.16%
	All contract charges	—	138	$36,023	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$205.04	—	—	—	(6.53)%
	Highest contract charge 1.34% Class IB	$213.21	—	—	—	(7.33)%
	All contract charges	—	129	$26,144	1.15%	—

EQ/2000 Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$155.21	—	—	—	(22.41)%
	Highest contract charge 1.34% Class IB	$233.96	—	—	—	(23.44)%
	All contract charges	—	63	$13,462	0.77%	—
2021	Lowest contract charge 0.00% Class IB	$200.03	—	—	—	13.93%
	Highest contract charge 1.34% Class IB	$305.61	—	—	—	12.40%
	All contract charges	—	56	$16,121	0.40%	—
2020	Lowest contract charge 0.25% Class IB	$258.85	—	—	—	19.00%
	Highest contract charge 1.34% Class IB	$271.89	—	—	—	17.70%
	All contract charges	—	50	$12,408	0.84%	—
2019	Lowest contract charge 0.50% Class IB	$212.31	—	—	—	23.82%
	Highest contract charge 1.34% Class IB	$231.01	—	—	—	22.78%
	All contract charges	—	46	$9,641	0.95%	—
2018	Lowest contract charge 0.50% Class IB	$171.46	—	—	—	(12.36)%
	Highest contract charge 1.34% Class IB	$188.15	—	—	—	(13.11)%
	All contract charges	—	45	$7,424	0.79%	—

EQ/AB Dynamic Moderate Growth
2022	Lowest contract charge 0.25% Class IB	$156.49	—	—	—	(14.84)%
	Highest contract charge 1.34% Class IB	$139.23	—	—	—	(15.77)%
	All contract charges	—	114	$16,367	0.56%	—
2021	Lowest contract charge 0.25% Class IB	$183.76	—	—	—	11.74%
	Highest contract charge 1.34% Class IB	$165.29	—	—	—	10.52%
	All contract charges	—	125	$20,919	1.47%	—
2020	Lowest contract charge 0.25% Class IB	$164.45	—	—	—	4.17%
	Highest contract charge 1.34% Class IB	$149.55	—	—	—	3.03%
	All contract charges	—	127	$19,423	0.80%	—
2019	Lowest contract charge 0.50% Class IB	$154.86	—	—	—	15.21%
	Highest contract charge 1.34% Class IB	$145.15	—	—	—	14.25%
	All contract charges	—	130	$19,010	1.14%	—
2018	Lowest contract charge 0.50% Class IB	$134.41	—	—	—	(6.29)%
	Highest contract charge 1.34% Class IB	$127.05	—	—	—	(7.08)%
	All contract charges	—	130	$16,916	1.15%	—

EQ/AB Short Duration Government Bond
2022	Lowest contract charge 1.30% Class IB	$ 94.68	—	—	—	(3.11)%
	Highest contract charge 1.30% Class IB	$ 94.68	—	—	—	(3.11)%
	All contract charges	—	—	$ —	0.00%	—

EQ/AB Small Cap Growth(g)
2022	Lowest contract charge 0.70% Class IA	$463.59	—	—	—	(28.96)%
	Highest contract charge 1.45% Class IA	$360.91	—	—	—	(29.50)%
	All contract charges	—	585	$296,809	0.15%	—

FSA-125

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth(g) (Continued)
2021	Lowest contract charge 0.70% Class IA	$652.57	—	—	—	12.13%
	Highest contract charge 1.45% Class IA	$511.90	—	—	—	11.28%
	All contract charges	—	580	$416,476	0.00%	—
2020	Lowest contract charge 0.70% Class IA	$581.98	—	—	—	35.11%
	Highest contract charge 1.45% Class IA	$460.00	—	—	—	34.09%
	All contract charges	—	619	$399,295	0.08%	—
2019	Lowest contract charge 0.70% Class IA	$430.75	—	—	—	26.91%
	Highest contract charge 1.45% Class IA	$343.05	—	—	—	25.95%
	All contract charges	—	665	$318,770	0.16%	—
2018	Lowest contract charge 0.70% Class IA	$339.42	—	—	—	(8.53)%
	Highest contract charge 1.45% Class IA	$272.38	—	—	—	(9.22)%
	All contract charges	—	706	$269,121	0.12%	—

EQ/AB Small Cap Growth(g)
2022	Lowest contract charge 0.00% Class IB	$176.11	—	—	—	(28.46)%
	Highest contract charge 1.30% Class IB	$280.53	—	—	—	(29.38)%
	All contract charges	—	513	$175,131	0.15%	—
2021	Lowest contract charge 0.00% Class IB	$246.17	—	—	—	12.92%
	Highest contract charge 1.30% Class IB	$397.24	—	—	—	11.47%
	All contract charges	—	368	$176,553	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$406.55	—	—	—	35.72%
	Highest contract charge 1.30% Class IB	$356.38	—	—	—	34.32%
	All contract charges	—	340	$147,718	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$285.43	—	—	—	27.16%
	Highest contract charge 1.30% Class IB	$265.33	—	—	—	26.16%
	All contract charges	—	313	$101,773	0.16%	—
2018	Lowest contract charge 0.50% Class IB	$224.46	—	—	—	(8.34)%
	Highest contract charge 1.30% Class IB	$210.32	—	—	—	(9.07)%
	All contract charges	—	267	$71,468	0.12%	—

EQ/AB Sustainable US Thematic
2022	Lowest contract charge 1.20% Class IB(f)	$104.56	—	—	—	4.06%
	Highest contract charge 1.34% Class IB(f)	$104.54	—	—	—	4.04%
	All contract charges	—	2	$263	0.25%	—

EQ/Aggressive Allocation
2022	Lowest contract charge 0.00% Class B	$161.95	—	—	—	(18.36)%
	Highest contract charge 1.45% Class B	$244.29	—	—	—	(19.54)%
	All contract charges	—	3,226	$825,481	0.89%	—
2021	Lowest contract charge 0.00% Class B	$198.37	—	—	—	17.18%
	Highest contract charge 1.45% Class B	$303.62	—	—	—	15.48%
	All contract charges	—	3,221	$1,020,027	4.14%	—
2020	Lowest contract charge 0.25% Class B	$323.95	—	—	—	15.11%
	Highest contract charge 1.45% Class B	$262.91	—	—	—	13.73%
	All contract charges	—	3,262	$891,082	2.85%	—
2019	Lowest contract charge 0.50% Class B	$270.19	—	—	—	23.86%
	Highest contract charge 1.45% Class B	$231.18	—	—	—	22.68%
	All contract charges	—	3,315	$792,936	1.59%	—
2018	Lowest contract charge 0.50% Class B	$218.14	—	—	—	(9.17)%
	Highest contract charge 1.45% Class B	$188.44	—	—	—	(10.05)%
	All contract charges	—	3,327	$646,094	1.58%	—

EQ/Aggressive Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$119.40	—	—	—	(18.35)%
	Highest contract charge 1.34% Class IB	$115.27	—	—	—	(19.44)%
	All contract charges	—	601	$69,451	0.84%	—
2021	Lowest contract charge 0.00% Class IB(b)	$146.23	—	—	—	16.81%
	Highest contract charge 1.34% Class IB	$143.08	—	—	—	15.23%
	All contract charges	—	583	$83,648	2.52%	—

FSA-126

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Aggressive Growth Strategy (Continued)
2020	Lowest contract charge 0.25% Class IB(b)	$125.00	—	—	—	15.96%
	Highest contract charge 1.34% Class IB(b)	$124.17	—	—	—	15.24%
	All contract charges	—	599	$74,264	2.12%	—

EQ/All Asset Growth Allocation
2022	Lowest contract charge 0.25% Class IB	$210.70	—	—	—	(14.69)%
	Highest contract charge 1.45% Class IB	$179.37	—	—	—	(15.71)%
	All contract charges	—	475	$87,828	1.30%	—
2021	Lowest contract charge 0.25% Class IB	$246.98	—	—	—	10.65%
	Highest contract charge 1.45% Class IB	$212.81	—	—	—	9.32%
	All contract charges	—	484	$106,161	3.94%	—
2020	Lowest contract charge 0.25% Class IB	$223.21	—	—	—	12.00%
	Highest contract charge 1.45% Class IB	$194.67	—	—	—	10.66%
	All contract charges	—	494	$98,721	1.59%	—
2019	Lowest contract charge 0.50% Class IB	$194.20	—	—	—	18.49%
	Highest contract charge 1.45% Class IB	$175.92	—	—	—	17.37%
	All contract charges	—	493	$88,902	1.72%	—
2018	Lowest contract charge 0.50% Class IB	$163.89	—	—	—	(8.02)%
	Highest contract charge 1.45% Class IB	$149.89	—	—	—	(8.90)%
	All contract charges	—	496	$76,081	1.79%	—

EQ/American Century Mid Cap Value
2022	Lowest contract charge 0.00% Class IB	$186.06	—	—	—	(1.49)%
	Highest contract charge 1.45% Class IB	$148.67	—	—	—	(2.91)%
	All contract charges	—	960	$229,777	2.97%	—
2021	Lowest contract charge 0.00% Class IB	$188.88	—	—	—	23.01%
	Highest contract charge 1.45% Class IB	$153.13	—	—	—	21.22%
	All contract charges	—	906	$223,775	1.16%	—
2020	Lowest contract charge 0.00% Class IB	$153.55	—	—	—	1.33%
	Highest contract charge 1.45% Class IB(c)	$126.32	—	—	—	20.52%
	All contract charges	—	884	$177,823	1.45%	—
2019	Lowest contract charge 0.00% Class IB	$151.54	—	—	—	28.82%
	Highest contract charge 1.25% Class IB	$113.54	—	—	—	27.20%
	All contract charges	—	486	$120,132	1.97%	—
2018	Lowest contract charge 0.00% Class IB(a)	$117.64	—	—	—	(9.39)%
	Highest contract charge 1.25% Class IB(a)	$89.26	—	—	—	(9.60)%
	All contract charges	—	413	$80,826	0.57%	—

EQ/Balanced Strategy(d)
2022	Lowest contract charge 0.00% Class IB	$132.33	—	—	—	(15.56)%
	Highest contract charge 1.45% Class IB	$139.47	—	—	—	(16.79)%
	All contract charges	—	1,258	$191,003	0.92%	—
2021	Lowest contract charge 0.00% Class IB	$156.72	—	—	—	9.49%
	Highest contract charge 1.45% Class IB	$167.61	—	—	—	7.90%
	All contract charges	—	1,338	$244,542	2.17%	—
2020	Lowest contract charge 0.25% Class IB	$172.46	—	—	—	10.93%
	Highest contract charge 1.45% Class IB	$155.34	—	—	—	9.60%
	All contract charges	—	804	$142,981	1.79%	—
2019	Lowest contract charge 0.50% Class IB	$152.52	—	—	—	15.11%
	Highest contract charge 1.45% Class IB	$141.73	—	—	—	14.00%
	All contract charges	—	820	$133,439	1.50%	—
2018	Lowest contract charge 0.50% Class IB	$132.50	—	—	—	(4.66)%
	Highest contract charge 1.45% Class IB	$124.32	—	—	—	(5.57)%
	All contract charges	—	835	$119,937	1.19%	—

EQ/Capital Group Research
2022	Lowest contract charge 0.50% Class IB	$413.97	—	—	—	(19.38)%
	Highest contract charge 1.45% Class IB	$369.61	—	—	—	(20.15)%
	All contract charges	—	803	$281,644	0.17%	—

FSA-127

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Capital Group Research (Continued)
2021	Lowest contract charge 0.50% Class IB	$513.51	—	—	—	22.45%
	Highest contract charge 1.45% Class IB	$462.90	—	—	—	21.28%
	All contract charges	—	835	$367,870	0.00%	—
2020	Lowest contract charge 0.50% Class IB	$419.36	—	—	—	22.65%
	Highest contract charge 1.45% Class IB	$381.68	—	—	—	21.48%
	All contract charges	—	888	$323,530	0.12%	—
2019	Lowest contract charge 0.70% Class IB	$366.64	—	—	—	31.95%
	Highest contract charge 1.45% Class IB	$314.19	—	—	—	30.96%
	All contract charges	—	814	$246,604	0.56%	—
2018	Lowest contract charge 0.70% Class IB	$277.86	—	—	—	(5.51)%
	Highest contract charge 1.45% Class IB	$239.92	—	—	—	(6.23)%
	All contract charges	—	855	$198,849	0.56%	—

EQ/ClearBridge Large Cap Growth ESG
2022	Lowest contract charge 0.70% Class IB	$326.30	—	—	—	(32.59)%
	Highest contract charge 1.45% Class IB	$273.34	—	—	—	(33.10)%
	All contract charges	—	451	$128,293	0.00%	—
2021	Lowest contract charge 0.70% Class IB	$484.06	—	—	—	20.87%
	Highest contract charge 1.45% Class IB	$408.57	—	—	—	19.95%
	All contract charges	—	478	$203,115	0.00%	—
2020	Lowest contract charge 0.70% Class IB	$400.49	—	—	—	29.94%
	Highest contract charge 1.45% Class IB	$340.61	—	—	—	28.96%
	All contract charges	—	524	$185,537	0.00%	—
2019	Lowest contract charge 0.70% Class IB	$308.21	—	—	—	31.08%
	Highest contract charge 1.45% Class IB	$264.12	—	—	—	30.09%
	All contract charges	—	591	$162,169	0.03%	—
2018	Lowest contract charge 0.70% Class IB	$235.14	—	—	—	(1.05)%
	Highest contract charge 1.45% Class IB	$203.03	—	—	—	(1.80)%
	All contract charges	—	662	$138,859	0.17%	—

EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$192.64	—	—	—	(27.06)%
	Highest contract charge 1.45% Class IB	$217.45	—	—	—	(28.12)%
	All contract charges	—	183	$40,723	0.36%	—
2021	Lowest contract charge 0.00% Class IB	$264.12	—	—	—	25.12%
	Highest contract charge 1.45% Class IB	$302.53	—	—	—	23.31%
	All contract charges	—	185	$57,622	0.45%	—
2020	Lowest contract charge 0.25% Class IB	$291.74	—	—	—	35.76%
	Highest contract charge 1.45% Class IB	$245.34	—	—	—	34.12%
	All contract charges	—	169	$42,377	0.02%	—
2019	Lowest contract charge 0.50% Class IB	$207.85	—	—	—	32.87%
	Highest contract charge 1.45% Class IB	$182.92	—	—	—	31.60%
	All contract charges	—	152	$28,393	0.35%	—
2018	Lowest contract charge 0.50% Class IB	$156.43	—	—	—	(10.52)%
	Highest contract charge 1.45% Class IB	$139.00	—	—	—	(11.38)%
	All contract charges	—	160	$22,764	3.55%	—

EQ/Common Stock Index(h)
2022	Lowest contract charge 0.70% Class IA	$427.59	—	—	—	(20.05)%
	Highest contract charge 1.45% Class IA	$278.59	—	—	—	(20.66)%
	All contract charges	—	2,326	$2,054,392	0.76%	—
2021	Lowest contract charge 0.70% Class IA	$534.85	—	—	—	24.05%
	Highest contract charge 1.45% Class IA	$351.13	—	—	—	23.12%
	All contract charges	—	2,511	$2,785,672	0.68%	—
2020	Lowest contract charge 0.70% Class IA	$431.14	—	—	—	18.93%
	Highest contract charge 1.45% Class IA	$285.19	—	—	—	18.03%
	All contract charges	—	2,725	$2,450,370	1.11%	—

FSA-128

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Common Stock Index(h) (Continued)
2019	Lowest contract charge 0.70% Class IA	$362.51	—	—	—	29.32%
	Highest contract charge 1.45% Class IA	$241.62	—	—	—	28.34%
	All contract charges	—	2,952	$2,239,132	1.42%	—
2018	Lowest contract charge 0.70% Class IA	$280.31	—	—	—	(6.46)%
	Highest contract charge 1.45% Class IA	$188.26	—	—	—	(7.17)%
	All contract charges	—	3,243	$1,909,634	1.29%	—

EQ/Common Stock Index(h)
2022	Lowest contract charge 0.00% Class IB	$201.03	—	—	—	(19.49)%
	Highest contract charge 1.30% Class IB	$250.57	—	—	—	(20.52)%
	All contract charges	—	986	$269,305	0.76%	—
2021	Lowest contract charge 0.00% Class IB	$249.69	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$315.28	—	—	—	23.32%
	All contract charges	—	987	$337,941	0.68%	—
2020	Lowest contract charge 0.25% Class IB	$295.13	—	—	—	19.47%
	Highest contract charge 1.30% Class IB	$255.66	—	—	—	18.24%
	All contract charges	—	982	$272,610	1.11%	—
2019	Lowest contract charge 0.40% Class IB	$242.81	—	—	—	29.71%
	Highest contract charge 1.30% Class IB	$216.23	—	—	—	28.56%
	All contract charges	—	962	$225,707	1.42%	—
2018	Lowest contract charge 0.40% Class IB	$187.19	—	—	—	(6.18)%
	Highest contract charge 1.30% Class IB	$168.20	—	—	—	(7.02)%
	All contract charges	—	933	$170,142	1.29%	—

EQ/Conservative Allocation
2022	Lowest contract charge 0.00% Class B	$111.31	—	—	—	(12.60)%
	Highest contract charge 1.45% Class B	$126.29	—	—	—	(13.86)%
	All contract charges	—	673	$86,806	1.40%	—
2021	Lowest contract charge 0.00% Class B	$127.35	—	—	—	2.71%
	Highest contract charge 1.45% Class B	$146.61	—	—	—	1.22%
	All contract charges	—	712	$106,787	1.41%	—
2020	Lowest contract charge 0.25% Class B	$178.47	—	—	—	7.05%
	Highest contract charge 1.45% Class B	$144.85	—	—	—	5.76%
	All contract charges	—	730	$107,631	1.81%	—
2019	Lowest contract charge 0.50% Class B	$160.07	—	—	—	8.69%
	Highest contract charge 1.45% Class B	$136.96	—	—	—	7.66%
	All contract charges	—	741	$102,816	1.67%	—
2018	Lowest contract charge 0.50% Class B	$147.27	—	—	—	(2.06)%
	Highest contract charge 1.45% Class B	$127.22	—	—	—	(3.00)%
	All contract charges	—	757	$97,134	1.49%	—

EQ/Conservative Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$124.68	—	—	—	(14.52)%
	Highest contract charge 1.34% Class IB	$128.16	—	—	—	(15.66)%
	All contract charges	—	277	$37,479	0.95%	—
2021	Lowest contract charge 0.25% Class IB	$168.94	—	—	—	6.82%
	Highest contract charge 1.34% Class IB	$151.96	—	—	—	5.65%
	All contract charges	—	282	$44,995	1.59%	—
2020	Lowest contract charge 0.25% Class IB	$158.15	—	—	—	9.67%
	Highest contract charge 1.34% Class IB	$143.83	—	—	—	8.47%
	All contract charges	—	269	$40,570	1.73%	—
2019	Lowest contract charge 0.50% Class IB	$141.48	—	—	—	12.82%
	Highest contract charge 1.34% Class IB	$132.60	—	—	—	11.87%
	All contract charges	—	254	$35,470	1.54%	—
2018	Lowest contract charge 0.50% Class IB	$125.40	—	—	—	(3.73)%
	Highest contract charge 1.34% Class IB	$118.53	—	—	—	(4.56)%
	All contract charges	—	240	$30,084	1.25%	—

FSA-129

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Strategy
2022	Lowest contract charge 0.00% Class IB	$110.46	—	—	—	(12.27)%
	Highest contract charge 1.34% Class IB	$105.18	—	—	—	(13.45)%
	All contract charges	—	112	$12,459	1.05%	—
2021	Lowest contract charge 0.00% Class IB	$125.91	—	—	—	2.46%
	Highest contract charge 1.34% Class IB	$121.52	—	—	—	1.09%
	All contract charges	—	104	$13,257	1.08%	—
2020	Lowest contract charge 0.25% Class IB	$132.18	—	—	—	9.12%
	Highest contract charge 1.34% Class IB	$120.21	—	—	—	5.88%
	All contract charges	—	103	$13,042	1.63%	—
2019	Lowest contract charge 0.50% Class IB	$121.13	—	—	—	8.40%
	Highest contract charge 1.34% Class IB	$113.53	—	—	—	7.49%
	All contract charges	—	90	$10,581	1.62%	—
2018	Lowest contract charge 0.50% Class IB	$111.74	—	—	—	(1.89)%
	Highest contract charge 1.34% Class IB	$105.62	—	—	—	(2.73)%
	All contract charges	—	80	$8,883	1.18%	—

EQ/Conservative-Plus Allocation
2022	Lowest contract charge 0.00% Class B	$124.40	—	—	—	(14.55)%
	Highest contract charge 1.45% Class B	$152.45	—	—	—	(15.79)%
	All contract charges	—	1,238	$194,742	1.26%	—
2021	Lowest contract charge 0.00% Class B	$145.58	—	—	—	6.73%
	Highest contract charge 1.45% Class B	$181.03	—	—	—	5.18%
	All contract charges	—	1,290	$240,230	2.09%	—
2020	Lowest contract charge 0.25% Class B	$212.06	—	—	—	9.71%
	Highest contract charge 1.45% Class B	$172.11	—	—	—	8.40%
	All contract charges	—	1,334	$235,473	2.06%	—
2019	Lowest contract charge 0.50% Class B	$185.57	—	—	—	12.91%
	Highest contract charge 1.45% Class B	$158.78	—	—	—	11.83%
	All contract charges	—	1,363	$221,097	1.60%	—
2018	Lowest contract charge 0.50% Class B	$164.35	—	—	—	(4.13)%
	Highest contract charge 1.45% Class B	$141.98	—	—	—	(5.05)%
	All contract charges	—	1,402	$202,591	1.48%	—

EQ/Core Bond Index
2022	Lowest contract charge 0.00% Class IB	$102.95	—	—	—	(8.74)%
	Highest contract charge 1.45% Class IB	$105.88	—	—	—	(10.07)%
	All contract charges	—	1,109	$122,602	1.62%	—
2021	Lowest contract charge 0.00% Class IB	$112.81	—	—	—	(2.09)%
	Highest contract charge 1.45% Class IB	$117.73	—	—	—	(3.52)%
	All contract charges	—	1,123	$137,703	1.44%	—
2020	Lowest contract charge 0.25% Class IB	$153.70	—	—	—	5.80%
	Highest contract charge 1.45% Class IB	$122.02	—	—	—	4.53%
	All contract charges	—	1,076	$136,012	1.51%	—
2019	Lowest contract charge 0.40% Class IB	$108.99	—	—	—	5.84%
	Highest contract charge 1.45% Class IB	$116.73	—	—	—	4.72%
	All contract charges	—	1,018	$122,882	1.96%	—
2018	Lowest contract charge 0.40% Class IB	$102.98	—	—	—	(0.16)%
	Highest contract charge 1.45% Class IB	$111.47	—	—	—	(1.21)%
	All contract charges	—	984	$113,184	1.92%	—

EQ/Core Plus Bond(e)
2022	Lowest contract charge 0.70% Class A	$123.11	—	—	—	(13.54)%
	Highest contract charge 1.45% Class A	$ 95.12	—	—	—	(14.20)%
	All contract charges	—	410	$66,853	2.38%	—
2021	Lowest contract charge 0.70% Class A	$142.39	—	—	—	(2.37)%
	Highest contract charge 1.45% Class A	$110.86	—	—	—	(3.10)%
	All contract charges	—	431	$81,821	1.59%	—

FSA-130

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Core Plus Bond(e) (Continued)
2020	Lowest contract charge 0.70% Class A	$145.85	—	—	—	14.06%
	Highest contract charge 1.45% Class A	$114.41	—	—	—	13.20%
	All contract charges	—	293	$57,557	2.14%	—
2019	Lowest contract charge 0.70% Class A	$127.87	—	—	—	6.16%
	Highest contract charge 1.45% Class A	$101.07	—	—	—	5.36%
	All contract charges	—	303	$52,479	2.06%	—
2018	Lowest contract charge 0.70% Class A	$120.45	—	—	—	(1.20)%
	Highest contract charge 1.45% Class A	$ 95.93	—	—	—	(1.95)%
	All contract charges	—	320	$52,653	2.21%	—

EQ/Core Plus Bond(e)
2022	Lowest contract charge 0.00% Class B	$108.67	—	—	—	(12.94)%
	Highest contract charge 1.30% Class B	$ 94.36	—	—	—	(14.05)%
	All contract charges	—	453	$46,497	2.38%	—
2021	Lowest contract charge 0.25% Class B	$171.41	—	—	—	(1.93)%
	Highest contract charge 1.30% Class B	$109.79	—	—	—	(2.94)%
	All contract charges	—	452	$53,761	1.59%	—
2020	Lowest contract charge 0.50% Class B	$166.13	—	—	—	14.29%
	Highest contract charge 1.30% Class B	$113.12	—	—	—	13.39%
	All contract charges	—	248	$30,595	2.14%	—
2019	Lowest contract charge 0.50% Class B	$145.36	—	—	—	6.37%
	Highest contract charge 1.30% Class B	$ 99.76	—	—	—	5.53%
	All contract charges	—	234	$25,513	2.06%	—
2018	Lowest contract charge 0.50% Class B	$136.65	—	—	—	(1.00)%
	Highest contract charge 1.30% Class B	$ 94.53	—	—	—	(1.79)%
	All contract charges	—	240	$24,731	2.21%	—

EQ/Emerging Markets Equity PLUS
2022	Lowest contract charge 0.00% Class IB	$125.60	—	—	—	(17.58)%
	Highest contract charge 1.45% Class IB	$ 90.22	—	—	—	(18.77)%
	All contract charges	—	304	$28,254	2.20%	—
2021	Lowest contract charge 0.00% Class IB	$152.39	—	—	—	(0.58)%
	Highest contract charge 1.45% Class IB	$111.07	—	—	—	(2.02)%
	All contract charges	—	269	$30,400	1.31%	—
2020	Lowest contract charge 0.25% Class IB	$124.35	—	—	—	13.78%
	Highest contract charge 1.45% Class IB	$113.36	—	—	—	12.42%
	All contract charges	—	199	$22,957	1.29%	—
2019	Lowest contract charge 0.50% Class IB	$107.48	—	—	—	17.53%
	Highest contract charge 1.45% Class IB	$100.84	—	—	—	16.40%
	All contract charges	—	176	$17,887	1.68%	—
2018	Lowest contract charge 0.50% Class IB	$ 91.45	—	—	—	(15.68)%
	Highest contract charge 1.45% Class IB	$ 86.63	—	—	—	(16.49)%
	All contract charges	—	156	$13,778	1.39%	—

EQ/Equity 500 Index
2022	Lowest contract charge 0.70% Class IA	$488.93	—	—	—	(19.11)%
	Highest contract charge 1.45% Class IA	$321.29	—	—	—	(19.72)%
	All contract charges	—	1,703	$1,424,313	1.08%	—
2021	Lowest contract charge 0.70% Class IA	$604.42	—	—	—	27.08%
	Highest contract charge 1.45% Class IA	$400.20	—	—	—	26.12%
	All contract charges	—	1,743	$1,817,257	0.87%	—
2020	Lowest contract charge 0.70% Class IA	$475.63	—	—	—	16.95%
	Highest contract charge 1.45% Class IA	$317.32	—	—	—	16.06%
	All contract charges	—	1,801	$1,489,028	1.32%	—
2019	Lowest contract charge 0.70% Class IA	$406.71	—	—	—	29.77%
	Highest contract charge 1.45% Class IA	$273.41	—	—	—	28.78%
	All contract charges	—	1,855	$1,320,928	1.63%	—
2018	Lowest contract charge 0.70% Class IA	$313.42	—	—	—	(5.60)%
	Highest contract charge 1.45% Class IA	$212.30	—	—	—	(6.32)%
	All contract charges	—	1,926	$1,064,158	1.47%	—

FSA-131

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index
2022	Lowest contract charge 0.00% Class IB	$209.19	—	—	—	(18.54)%
	Highest contract charge 1.30% Class IB	$285.29	—	—	—	(19.58)%
	All contract charges	—	4,194	$1,359,501	1.08%	—
2021	Lowest contract charge 0.00% Class IB	$256.80	—	—	—	27.98%
	Highest contract charge 1.30% Class IB	$354.77	—	—	—	26.33%
	All contract charges	—	3,680	$1,477,455	0.87%	—
2020	Lowest contract charge 0.25% Class IB	$331.16	—	—	—	17.47%
	Highest contract charge 1.30% Class IB	$280.83	—	—	—	16.25%
	All contract charges	—	3,301	$1,044,541	1.32%	—
2019	Lowest contract charge 0.40% Class IB	$246.54	—	—	—	30.16%
	Highest contract charge 1.30% Class IB	$241.57	—	—	—	29.00%
	All contract charges	—	2,852	$772,136	1.63%	—
2018	Lowest contract charge 0.40% Class IB	$189.42	—	—	—	(5.32)%
	Highest contract charge 1.30% Class IB	$187.26	—	—	—	(6.16)%
	All contract charges	—	2,453	$511,486	1.47%	—

EQ/Fidelity Institutional AM® Large Cap(i)
2022	Lowest contract charge 0.00% Class IB	$199.55	—	—	—	(21.06)%
	Highest contract charge 1.45% Class IB	$255.47	—	—	—	(22.21)%
	All contract charges	—	1,851	$573,675	0.51%	—
2021	Lowest contract charge 0.00% Class IB(a)	$252.79	—	—	—	25.22%
	Highest contract charge 1.45% Class IB	$328.40	—	—	—	23.40%
	All contract charges	—	1,824	$725,547	0.39%	—
2020	Lowest contract charge 0.25% Class IB(a)	$341.60	—	—	—	26.01%
	Highest contract charge 1.45% Class IB	$266.12	—	—	—	24.49%
	All contract charges	—	1,887	$607,465	0.71%	—
2019	Lowest contract charge 0.50% Class IB	$264.58	—	—	—	30.42%
	Highest contract charge 1.45% Class IB	$213.76	—	—	—	29.18%
	All contract charges	—	1,950	$503,296	0.97%	—
2018	Lowest contract charge 0.50% Class IB(a)	$202.87	—	—	—	(11.15)%
	Highest contract charge 1.45% Class IB(a)	$165.48	—	—	—	(11.32)%
	All contract charges	—	1,970	$393,731	0.25%	—

EQ/Franklin Rising Dividends
2022	Lowest contract charge 1.20% Class IB	$150.65	—	—	—	(11.68)%
	Highest contract charge 1.25% Class IB	$150.33	—	—	—	(11.73)%
	All contract charges	—	172	$25,985	0.81%	—
2021	Lowest contract charge 1.20% Class IB	$170.58	—	—	—	25.26%
	Highest contract charge 1.25% Class IB	$170.30	—	—	—	25.19%
	All contract charges	—	152	$25,837	0.71%	—
2020	Lowest contract charge 1.20% Class IB	$136.18	—	—	—	14.78%
	Highest contract charge 1.25% Class IB	$136.03	—	—	—	14.73%
	All contract charges	—	140	$19,082	1.11%	—
2019	Lowest contract charge 1.20% Class IB	$118.64	—	—	—	28.20%
	Highest contract charge 1.25% Class IB	$118.57	—	—	—	28.14%
	All contract charges	—	93	$10,962	1.74%	—
2018	Lowest contract charge 1.20% Class IB(a)	$ 92.54	—	—	—	(7.49)%
	Highest contract charge 1.25% Class IB(a)	$ 92.53	—	—	—	(7.50)%
	All contract charges	—	15	$1,341	0.49%	—

EQ/Franklin Small Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$165.28	—	—	—	(17.09)%
	Highest contract charge 1.34% Class IB	$198.13	—	—	—	(18.20)%
	All contract charges	—	101	$20,876	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$199.36	—	—	—	19.64%
	Highest contract charge 1.34% Class IB	$242.22	—	—	—	18.03%
	All contract charges	—	104	$25,749	0.37%	—

FSA-132

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Small Cap Value Managed Volatility (Continued)
2020	Lowest contract charge 0.25% Class IB	$240.17	—	—	—	12.05%
	Highest contract charge 1.34% Class IB	$205.22	—	—	—	10.83%
	All contract charges	—	103	$21,625	0.73%	—
2019	Lowest contract charge 0.50% Class IB	$207.30	—	—	—	24.86%
	Highest contract charge 1.34% Class IB	$185.17	—	—	—	23.81%
	All contract charges	—	108	$20,379	0.91%	—
2018	Lowest contract charge 0.50% Class IB	$166.02	—	—	—	(13.27)%
	Highest contract charge 1.34% Class IB	$149.56	—	—	—	(14.01)%
	All contract charges	—	114	$17,249	0.62%	—

EQ/Global Equity Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$150.54	—	—	—	(20.94)%
	Highest contract charge 1.45% Class IB	$399.70	—	—	—	(22.09)%
	All contract charges	—	1,066	$339,266	0.35%	—
2021	Lowest contract charge 0.00% Class IB	$190.42	—	—	—	15.89%
	Highest contract charge 1.45% Class IB	$513.03	—	—	—	14.21%
	All contract charges	—	1,094	$445,838	0.89%	—
2020	Lowest contract charge 0.25% Class IB	$493.32	—	—	—	13.99%
	Highest contract charge 1.45% Class IB	$449.19	—	—	—	12.62%
	All contract charges	—	1,151	$409,196	0.65%	—
2019	Lowest contract charge 0.50% Class IB	$412.32	—	—	—	24.65%
	Highest contract charge 1.45% Class IB	$398.85	—	—	—	23.46%
	All contract charges	—	1,229	$386,966	1.34%	—
2018	Lowest contract charge 0.50% Class IB	$330.79	—	—	—	(12.60)%
	Highest contract charge 1.45% Class IB	$323.07	—	—	—	(13.44)%
	All contract charges	—	1,311	$332,448	1.03%	—

EQ/Goldman Sachs Mid Cap Value
2022	Lowest contract charge 0.00% Class IB	$178.05	—	—	—	(10.61)%
	Highest contract charge 1.45% Class IB	$218.20	—	—	—	(11.90)%
	All contract charges	—	345	$82,590	0.63%	—
2021	Lowest contract charge 0.00% Class IB(a)	$199.18	—	—	—	30.50%
	Highest contract charge 1.45% Class IB(a)	$247.68	—	—	—	28.61%
	All contract charges	—	332	$90,148	0.26%	—
2020	Lowest contract charge 0.25% Class IB(a)	$252.05	—	—	—	8.21%
	Highest contract charge 1.34% Class IB	$194.67	—	—	—	7.03%
	All contract charges	—	333	$69,453	0.63%	—
2019	Lowest contract charge 0.50% Class IB	$227.33	—	—	—	30.13%
	Highest contract charge 1.34% Class IB	$181.89	—	—	—	29.04%
	All contract charges	—	330	$64,506	0.87%	—
2018	Lowest contract charge 0.50% Class IB(a)	$174.69	—	—	—	(8.78)%
	Highest contract charge 1.34% Class IB(a)	$140.96	—	—	—	(8.93)%
	All contract charges	—	334	$50,408	0.23%	—

EQ/Growth Strategy
2022	Lowest contract charge 1.10% Class IA	$200.78	—	—	—	(18.34)%
	Highest contract charge 1.25% Class IA	$196.76	—	—	—	(18.47)%
	All contract charges	—	8	$1,451	0.86%	—
2021	Lowest contract charge 1.10% Class IA	$245.87	—	—	—	13.07%
	Highest contract charge 1.25% Class IA	$241.32	—	—	—	12.90%
	All contract charges	—	8	$1,804	2.25%	—
2020	Lowest contract charge 1.10% Class IA	$217.45	—	—	—	12.36%
	Highest contract charge 1.25% Class IA	$213.75	—	—	—	12.19%
	All contract charges	—	8	$1,580	2.09%	—
2019	Lowest contract charge 1.10% Class IA	$193.53	—	—	—	18.93%
	Highest contract charge 1.25% Class IA	$190.52	—	—	—	18.75%
	All contract charges	—	8	$1,419	1.55%	—
2018	Lowest contract charge 1.10% Class IA	$162.72	—	—	—	(7.12)%
	Highest contract charge 1.25% Class IA	$160.44	—	—	—	(7.26)%
	All contract charges	—	8	$1,294	1.15%	—

FSA-133

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Intermediate Government Bond
2022	Lowest contract charge 0.70% Class IA	$156.57	—	—	—	(8.29)%
	Highest contract charge 1.45% Class IA	$124.97	—	—	—	(8.98)%
	All contract charges	—	196	$30,182	0.91%	—
2021	Lowest contract charge 0.70% Class IA	$170.72	—	—	—	(2.82)%
	Highest contract charge 1.45% Class IA	$137.30	—	—	—	(3.55)%
	All contract charges	—	208	$35,700	0.69%	—
2020	Lowest contract charge 0.70% Class IA	$175.67	—	—	—	3.57%
	Highest contract charge 1.45% Class IA	$142.35	—	—	—	2.79%
	All contract charges	—	227	$40,039	0.97%	—
2019	Lowest contract charge 0.70% Class IA	$169.61	—	—	—	3.44%
	Highest contract charge 1.45% Class IA	$138.49	—	—	—	2.66%
	All contract charges	—	223	$38,134	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$163.97	—	—	—	0.12%
	Highest contract charge 1.45% Class IA	$134.90	—	—	—	(0.64)%
	All contract charges	—	231	$38,429	1.26%	—

EQ/Intermediate Government Bond
2022	Lowest contract charge 0.00% Class IB	$ 98.99	—	—	—	(7.64)%
	Highest contract charge 1.30% Class IB	$ 97.79	—	—	—	(8.83)%
	All contract charges	—	82	$9,523	0.91%	—
2021	Lowest contract charge 0.00% Class IB	$107.18	—	—	—	(2.13)%
	Highest contract charge 1.30% Class IB	$107.26	—	—	—	(3.39)%
	All contract charges	—	95	$12,021	0.69%	—
2020	Lowest contract charge 0.00% Class IB	$109.51	—	—	—	4.30%
	Highest contract charge 1.30% Class IB	$111.02	—	—	—	2.96%
	All contract charges	—	102	$13,215	0.97%	—
2019	Lowest contract charge 0.00% Class IB	$105.00	—	—	—	4.17%
	Highest contract charge 1.30% Class IB	$107.83	—	—	—	2.83%
	All contract charges	—	88	$11,453	1.55%	—
2018	Lowest contract charge 0.00% Class IB	$100.80	—	—	—	0.84%
	Highest contract charge 1.30% Class IB	$104.86	—	—	—	(0.47)%
	All contract charges	—	92	$11,549	1.26%	—

EQ/International Core Managed Volatility
2022	Lowest contract charge 0.40% Class IB	$114.87	—	—	—	(14.46)%
	Highest contract charge 1.45% Class IB	$170.21	—	—	—	(15.36)%
	All contract charges	—	1,064	$152,486	1.24%	—
2021	Lowest contract charge 0.40% Class IB	$134.29	—	—	—	9.59%
	Highest contract charge 1.45% Class IB	$201.11	—	—	—	8.44%
	All contract charges	—	1,081	$182,595	2.29%	—
2020	Lowest contract charge 0.40% Class IB	$122.54	—	—	—	8.03%
	Highest contract charge 1.45% Class IB	$185.46	—	—	—	6.89%
	All contract charges	—	1,122	$174,458	1.41%	—
2019	Lowest contract charge 0.40% Class IB	$113.43	—	—	—	21.97%
	Highest contract charge 1.45% Class IB	$173.50	—	—	—	20.67%
	All contract charges	—	1,168	$169,539	1.99%	—
2018	Lowest contract charge 0.40% Class IB	$ 93.00	—	—	—	(15.23)%
	Highest contract charge 1.45% Class IB	$143.78	—	—	—	(16.13)%
	All contract charges	—	1,210	$145,274	1.70%	—

EQ/International Equity Index
2022	Lowest contract charge 0.70% Class IA	$166.97	—	—	—	(12.52)%
	Highest contract charge 1.45% Class IA	$123.62	—	—	—	(13.18)%
	All contract charges	—	1,877	$302,628	2.56%	—
2021	Lowest contract charge 0.70% Class IA	$190.87	—	—	—	10.17%
	Highest contract charge 1.45% Class IA	$142.39	—	—	—	9.34%
	All contract charges	—	1,899	$352,221	3.25%	—

FSA-134

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Equity Index (Continued)
2020	Lowest contract charge 0.70% Class IA	$173.25	—	—	—	3.11%
	Highest contract charge 1.45% Class IA	$130.23	—	—	—	2.33%
	All contract charges	—	1,954	$331,059	1.98%	—
2019	Lowest contract charge 0.70% Class IA	$168.03	—	—	—	21.29%
	Highest contract charge 1.45% Class IA	$127.27	—	—	—	20.37%
	All contract charges	—	2,027	$334,880	2.85%	—
2018	Lowest contract charge 0.70% Class IA	$138.54	—	—	—	(15.77)%
	Highest contract charge 1.45% Class IA	$105.73	—	—	—	(16.41)%
	All contract charges	—	2,109	$289,084	2.37%	—

EQ/International Equity Index
2022	Lowest contract charge 0.00% Class IB	$129.15	—	—	—	(11.90)%
	Highest contract charge 1.30% Class IB	$ 94.70	—	—	—	(13.04)%
	All contract charges	—	790	$99,993	2.56%	—
2021	Lowest contract charge 0.00% Class IB	$146.60	—	—	—	10.94%
	Highest contract charge 1.30% Class IB	$108.90	—	—	—	9.51%
	All contract charges	—	598	$86,293	3.25%	—
2020	Lowest contract charge 0.25% Class IB	$155.16	—	—	—	3.57%
	Highest contract charge 1.30% Class IB	$ 99.44	—	—	—	2.49%
	All contract charges	—	446	$58,254	1.98%	—
2019	Lowest contract charge 0.40% Class IB	$154.24	—	—	—	21.65%
	Highest contract charge 1.30% Class IB	$ 97.02	—	—	—	20.58%
	All contract charges	—	343	$42,734	2.85%	—
2018	Lowest contract charge 0.40% Class IB	$126.79	—	—	—	(15.51)%
	Highest contract charge 1.30% Class IB	$ 80.46	—	—	—	(16.27)%
	All contract charges	—	291	$29,840	2.37%	—

EQ/International Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$126.40	—	—	—	(14.99)%
	Highest contract charge 1.34% Class IB	$132.74	—	—	—	(16.13)%
	All contract charges	—	128	$16,636	1.15%	—
2021	Lowest contract charge 0.25% Class IB	$167.96	—	—	—	10.38%
	Highest contract charge 1.34% Class IB	$158.27	—	—	—	9.17%
	All contract charges	—	117	$18,230	3.23%	—
2020	Lowest contract charge 0.25% Class IB	$152.17	—	—	—	6.37%
	Highest contract charge 1.34% Class IB	$144.97	—	—	—	5.20%
	All contract charges	—	112	$16,134	1.70%	—
2019	Lowest contract charge 0.50% Class IB	$139.63	—	—	—	20.83%
	Highest contract charge 1.34% Class IB	$137.80	—	—	—	19.81%
	All contract charges	—	105	$14,285	2.44%	—
2018	Lowest contract charge 0.50% Class IB	$115.56	—	—	—	(14.88)%
	Highest contract charge 1.34% Class IB	$115.02	—	—	—	(15.60)%
	All contract charges	—	101	$11,294	1.88%	—

EQ/International Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$123.03	—	—	—	(13.66)%
	Highest contract charge 1.45% Class IB	$154.55	—	—	—	(14.91)%
	All contract charges	—	1,058	$154,418	1.58%	—
2021	Lowest contract charge 0.25% Class IB	$174.47	—	—	—	10.04%
	Highest contract charge 1.45% Class IB	$181.63	—	—	—	8.71%
	All contract charges	—	1,079	$184,386	2.17%	—
2020	Lowest contract charge 0.25% Class IB	$158.55	—	—	—	3.93%
	Highest contract charge 1.45% Class IB	$167.07	—	—	—	2.68%
	All contract charges	—	1,119	$175,586	1.38%	—
2019	Lowest contract charge 0.40% Class IB	$145.32	—	—	—	22.17%
	Highest contract charge 1.45% Class IB	$162.71	—	—	—	20.88%
	All contract charges	—	1,161	$176,862	2.30%	—
2018	Lowest contract charge 0.40% Class IB	$118.95	—	—	—	(16.83)%
	Highest contract charge 1.45% Class IB	$134.61	—	—	—	(17.71)%
	All contract charges	—	1,215	$152,711	1.70%	—

FSA-135

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Invesco Comstock
2022	Lowest contract charge 0.00% Class IB	$198.33	—	—	—	0.51%
	Highest contract charge 1.45% Class IB	$276.02	—	—	—	(0.95)%
	All contract charges	—	515	$146,664	1.62%	—
2021	Lowest contract charge 0.00% Class IB	$197.33	—	—	—	33.00%
	Highest contract charge 1.45% Class IB	$278.66	—	—	—	31.08%
	All contract charges	—	519	$148,952	1.14%	—
2020	Lowest contract charge 0.25% Class IB	$256.99	—	—	—	(1.01)%
	Highest contract charge 1.45% Class IB	$212.59	—	—	—	(2.21)%
	All contract charges	—	543	$118,461	2.00%	—
2019	Lowest contract charge 0.50% Class IB	$250.25	—	—	—	24.36%
	Highest contract charge 1.45% Class IB	$217.39	—	—	—	23.17%
	All contract charges	—	568	$126,391	2.07%	—
2018	Lowest contract charge 0.50% Class IB	$201.23	—	—	—	(12.84)%
	Highest contract charge 1.45% Class IB	$176.50	—	—	—	(13.67)%
	All contract charges	—	595	$107,350	1.52%	—

EQ/Invesco Global
2022	Lowest contract charge 0.00% Class IB	$154.40	—	—	—	(32.02)%
	Highest contract charge 1.45% Class IB	$195.97	—	—	—	(33.01)%
	All contract charges	—	1,234	$249,495	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$227.14	—	—	—	15.07%
	Highest contract charge 1.45% Class IB	$292.52	—	—	—	13.41%
	All contract charges	—	1,170	$352,276	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$306.75	—	—	—	26.72%
	Highest contract charge 1.45% Class IB	$257.94	—	—	—	25.20%
	All contract charges	—	1,140	$301,714	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$234.11	—	—	—	30.43%
	Highest contract charge 1.45% Class IB	$206.03	—	—	—	29.19%
	All contract charges	—	1,116	$235,055	0.36%	—
2018	Lowest contract charge 0.50% Class IB	$179.49	—	—	—	(13.90)%
	Highest contract charge 1.45% Class IB	$159.48	—	—	—	(14.73)%
	All contract charges	—	1,036	$167,841	0.38%	—

EQ/Invesco Global Real Assets
2022	Lowest contract charge 0.00% Class IB	$126.22	—	—	—	(9.00)%
	Highest contract charge 1.45% Class IB	$139.85	—	—	—	(10.32)%
	All contract charges	—	577	$96,588	1.62%	—
2021	Lowest contract charge 0.00% Class IB(a)	$138.70	—	—	—	21.00%
	Highest contract charge 1.45% Class IB	$155.94	—	—	—	19.25%
	All contract charges	—	590	$109,607	3.05%	—
2020	Lowest contract charge 0.25% Class IB(a)	$172.44	—	—	—	(12.43)%
	Highest contract charge 1.45% Class IB	$130.77	—	—	—	(13.48)%
	All contract charges	—	581	$90,298	2.50%	—
2019	Lowest contract charge 0.50% Class IB	$192.18	—	—	—	21.90%
	Highest contract charge 1.45% Class IB	$151.15	—	—	—	20.74%
	All contract charges	—	573	$102,224	4.57%	—
2018	Lowest contract charge 0.50% Class IB(a)	$157.65	—	—	—	(0.84)%
	Highest contract charge 1.45% Class IB(a)	$125.19	—	—	—	(1.03)%
	All contract charges	—	578	$85,440	0.55%	—

EQ/Janus Enterprise
2022	Lowest contract charge 0.00% Class IB	$196.63	—	—	—	(16.58)%
	Highest contract charge 1.45% Class IB	$349.94	—	—	—	(17.79)%
	All contract charges	—	1,535	$530,551	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$235.72	—	—	—	16.84%
	Highest contract charge 1.45% Class IB	$425.67	—	—	—	15.15%
	All contract charges	—	1,544	$649,747	0.10%	—

FSA-136

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2020	Lowest contract charge 0.25% Class IB	$446.87	—	—	—	18.52%
	Highest contract charge 1.45% Class IB	$369.68	—	—	—	17.09%
	All contract charges	—	1,585	$578,610	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$213.26	—	—	—	35.91%
	Highest contract charge 1.45% Class IB	$315.72	—	—	—	34.48%
	All contract charges	—	1,301	$405,014	0.02%	—
2018	Lowest contract charge 0.40% Class IB	$156.91	—	—	—	(2.18)%
	Highest contract charge 1.45% Class IB	$234.77	—	—	—	(3.22)%
	All contract charges	—	1,280	$297,005	0.00%	—

EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 0.00% Class IB	$211.81	—	—	—	0.23%
	Highest contract charge 1.45% Class IB	$308.99	—	—	—	(1.22)%
	All contract charges	—	1,031	$361,316	1.12%	—
2021	Lowest contract charge 0.00% Class IB	$211.33	—	—	—	23.20%
	Highest contract charge 1.45% Class IB	$312.81	—	—	—	21.41%
	All contract charges	—	899	$320,956	0.72%	—
2020	Lowest contract charge 0.25% Class IB	$334.07	—	—	—	10.80%
	Highest contract charge 1.45% Class IB	$257.64	—	—	—	9.46%
	All contract charges	—	813	$239,444	1.17%	—
2019	Lowest contract charge 0.40% Class IB	$238.22	—	—	—	27.02%
	Highest contract charge 1.45% Class IB	$235.37	—	—	—	25.68%
	All contract charges	—	753	$202,819	1.28%	—
2018	Lowest contract charge 0.40% Class IB	$187.54	—	—	—	(15.74)%
	Highest contract charge 1.45% Class IB	$187.28	—	—	—	(16.63)%
	All contract charges	—	685	$146,637	1.09%	—

EQ/Large Cap Core Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$199.45	—	—	—	(18.40)%
	Highest contract charge 1.45% Class IB	$242.90	—	—	—	(19.58)%
	All contract charges	—	138	$35,115	0.01%	—
2021	Lowest contract charge 0.25% Class IB	$371.60	—	—	—	27.00%
	Highest contract charge 1.45% Class IB	$302.03	—	—	—	25.47%
	All contract charges	—	143	$44,902	0.40%	—
2020	Lowest contract charge 0.25% Class IB	$292.59	—	—	—	15.99%
	Highest contract charge 1.45% Class IB	$240.71	—	—	—	14.60%
	All contract charges	—	150	$37,650	0.68%	—
2019	Lowest contract charge 0.50% Class IB	$240.35	—	—	—	29.31%
	Highest contract charge 1.45% Class IB	$210.05	—	—	—	28.07%
	All contract charges	—	164	$35,755	1.28%	—
2018	Lowest contract charge 0.50% Class IB	$185.87	—	—	—	(6.89)%
	Highest contract charge 1.45% Class IB	$164.01	—	—	—	(7.79)%
	All contract charges	—	178	$29,907	1.04%	—

EQ/Large Cap Growth Index
2022	Lowest contract charge 0.00% Class IB	$229.46	—	—	—	(29.54)%
	Highest contract charge 1.45% Class IB	$253.74	—	—	—	(30.57)%
	All contract charges	—	1,709	$461,729	0.24%	—
2021	Lowest contract charge 0.00% Class IB	$325.68	—	—	—	26.72%
	Highest contract charge 1.45% Class IB	$365.46	—	—	—	24.89%
	All contract charges	—	1,689	$654,538	0.05%	—
2020	Lowest contract charge 0.25% Class IB	$340.26	—	—	—	36.96%
	Highest contract charge 1.45% Class IB	$292.62	—	—	—	35.32%
	All contract charges	—	1,701	$525,159	0.32%	—
2019	Lowest contract charge 0.50% Class IB	$236.70	—	—	—	34.66%
	Highest contract charge 1.45% Class IB	$216.25	—	—	—	33.37%
	All contract charges	—	1,678	$381,171	0.65%	—
2018	Lowest contract charge 0.50% Class IB	$175.78	—	—	—	(2.75)%
	Highest contract charge 1.45% Class IB	$162.14	—	—	—	(3.68)%
	All contract charges	—	1,656	$281,313	0.65%	—

FSA-137

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$208.08	—	—	—	(30.59)%
	Highest contract charge 1.45% Class IB	$289.89	—	—	—	(31.60)%
	All contract charges	—	1,743	$746,927	0.07%	—
2021	Lowest contract charge 0.00% Class IB	$299.77	—	—	—	24.38%
	Highest contract charge 1.45% Class IB	$423.79	—	—	—	22.57%
	All contract charges	—	1,833	$1,147,351	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$261.31	—	—	—	31.68%
	Highest contract charge 1.45% Class IB	$345.74	—	—	—	30.10%
	All contract charges	—	1,959	$999,356	0.08%	—
2019	Lowest contract charge 0.50% Class IB	$189.06	—	—	—	33.05%
	Highest contract charge 1.45% Class IB	$265.75	—	—	—	31.77%
	All contract charges	—	2,110	$826,311	0.43%	—
2018	Lowest contract charge 0.50% Class IB	$142.10	—	—	—	(3.46)%
	Highest contract charge 1.45% Class IB	$201.67	—	—	—	(4.39)%
	All contract charges	—	2,263	$670,858	0.49%	—

EQ/Large Cap Value Index
2022	Lowest contract charge 0.00% Class IB	$174.98	—	—	—	(8.23)%
	Highest contract charge 1.45% Class IB	$142.54	—	—	—	(9.56)%
	All contract charges	—	1,082	$160,655	1.52%	—
2021	Lowest contract charge 0.00% Class IB	$190.67	—	—	—	24.28%
	Highest contract charge 1.45% Class IB	$157.60	—	—	—	22.47%
	All contract charges	—	980	$160,277	1.32%	—
2020	Lowest contract charge 0.25% Class IB	$154.75	—	—	—	1.96%
	Highest contract charge 1.45% Class IB	$128.68	—	—	—	0.73%
	All contract charges	—	921	$122,030	1.99%	—
2019	Lowest contract charge 0.50% Class IB	$146.46	—	—	—	25.01%
	Highest contract charge 1.45% Class IB	$127.75	—	—	—	23.81%
	All contract charges	—	872	$114,168	2.35%	—
2018	Lowest contract charge 0.50% Class IB	$117.16	—	—	—	(9.35)%
	Highest contract charge 1.45% Class IB	$103.18	—	—	—	(10.22)%
	All contract charges	—	812	$85,581	2.12%	—

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 0.70% Class IA	$269.59	—	—	—	(12.21)%
	Highest contract charge 1.45% Class IA	$241.57	—	—	—	(12.88)%
	All contract charges	—	3,046	$707,772	1.26%	—
2021	Lowest contract charge 0.70% Class IA	$307.10	—	—	—	23.95%
	Highest contract charge 1.45% Class IA	$277.28	—	—	—	23.02%
	All contract charges	—	3,215	$856,116	0.95%	—
2020	Lowest contract charge 0.70% Class IA	$247.76	—	—	—	4.94%
	Highest contract charge 1.45% Class IA	$225.40	—	—	—	4.15%
	All contract charges	—	3,415	$738,300	1.57%	—
2019	Lowest contract charge 0.70% Class IA	$236.09	—	—	—	24.56%
	Highest contract charge 1.45% Class IA	$216.42	—	—	—	23.63%
	All contract charges	—	3,611	$748,549	1.93%	—
2018	Lowest contract charge 0.70% Class IA	$189.54	—	—	—	(10.56)%
	Highest contract charge 1.45% Class IA	$175.06	—	—	—	(11.24)%
	All contract charges	—	3,851	$645,059	2.45%	—

EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$172.34	—	—	—	(11.60)%
	Highest contract charge 1.30% Class IB	$168.68	—	—	—	(12.73)%
	All contract charges	—	361	$86,792	1.26%	—
2021	Lowest contract charge 0.00% Class IB	$194.95	—	—	—	24.83%
	Highest contract charge 1.30% Class IB	$193.29	—	—	—	23.22%
	All contract charges	—	384	$105,516	0.95%	—

FSA-138

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Value Managed Volatility (Continued)
2020	Lowest contract charge 0.25% Class IB	$289.52	—	—	—	5.42%
	Highest contract charge 1.30% Class IB	$156.87	—	—	—	4.33%
	All contract charges	—	408	$90,714	1.57%	—
2019	Lowest contract charge 0.40% Class IB	$212.30	—	—	—	24.93%
	Highest contract charge 1.30% Class IB	$150.36	—	—	—	23.82%
	All contract charges	—	438	$93,406	1.93%	—
2018	Lowest contract charge 0.40% Class IB	$169.93	—	—	—	(10.28)%
	Highest contract charge 1.30% Class IB	$121.43	—	—	—	(11.09)%
	All contract charges	—	471	$80,958	2.45%	—

EQ/Lazard Emerging Markets Equity
2022	Lowest contract charge 0.00% Class IB	$122.78	—	—	—	(14.89)%
	Highest contract charge 1.45% Class IB	$ 85.41	—	—	—	(16.12)%
	All contract charges	—	2,397	$235,538	4.23%	—
2021	Lowest contract charge 0.00% Class IB(a)	$144.26	—	—	—	5.86%
	Highest contract charge 1.45% Class IB	$101.83	—	—	—	4.33%
	All contract charges	—	2,323	$271,585	2.70%	—
2020	Lowest contract charge 0.25% Class IB(a)	$123.32	—	—	—	(1.75)%
	Highest contract charge 1.45% Class IB	$ 97.60	—	—	—	(2.93)%
	All contract charges	—	2,329	$260,230	1.85%	—
2019	Lowest contract charge 0.50% Class IB	$122.62	—	—	—	18.18%
	Highest contract charge 1.45% Class IB	$100.55	—	—	—	17.04%
	All contract charges	—	2,240	$256,974	2.76%	—
2018	Lowest contract charge 0.50% Class IB(a)	$103.76	—	—	—	(1.46)%
	Highest contract charge 1.45% Class IB(a)	$ 85.91	—	—	—	(1.64)%
	All contract charges	—	2,127	$207,732	0.18%	—

EQ/Loomis Sayles Growth
2022	Lowest contract charge 0.00% Class IB	$212.94	—	—	—	(27.99)%
	Highest contract charge 1.45% Class IB	$370.52	—	—	—	(29.03)%
	All contract charges	—	252	$91,946	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$295.69	—	—	—	16.18%
	Highest contract charge 1.45% Class IB	$522.09	—	—	—	14.50%
	All contract charges	—	266	$136,151	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$554.90	—	—	—	30.59%
	Highest contract charge 1.45% Class IB	$455.99	—	—	—	29.02%
	All contract charges	—	280	$125,933	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$272.53	—	—	—	30.81%
	Highest contract charge 1.45% Class IB	$353.42	—	—	—	29.43%
	All contract charges	—	302	$105,139	0.03%	—
2018	Lowest contract charge 0.40% Class IB	$208.34	—	—	—	(3.37)%
	Highest contract charge 1.45% Class IB	$273.06	—	—	—	(4.40)%
	All contract charges	—	313	$84,195	0.09%	—

EQ/MFS International Growth(j)
2022	Lowest contract charge 0.00% Class IB	$164.13	—	—	—	(15.19)%
	Highest contract charge 1.45% Class IB	$236.96	—	—	—	(16.42)%
	All contract charges	—	1,361	$333,404	1.11%	—
2021	Lowest contract charge 0.00% Class IB	$193.53	—	—	—	9.43%
	Highest contract charge 1.45% Class IB	$283.51	—	—	—	7.84%
	All contract charges	—	948	$274,960	0.24%	—
2020	Lowest contract charge 0.25% Class IB	$317.79	—	—	—	15.06%
	Highest contract charge 1.45% Class IB	$262.90	—	—	—	13.67%
	All contract charges	—	890	$239,034	0.46%	—
2019	Lowest contract charge 0.40% Class IB	$177.14	—	—	—	26.74%
	Highest contract charge 1.45% Class IB	$231.28	—	—	—	25.40%
	All contract charges	—	860	$203,157	1.32%	—
2018	Lowest contract charge 0.40% Class IB	$139.77	—	—	—	(9.73)%
	Highest contract charge 1.45% Class IB	$184.43	—	—	—	(10.69)%
	All contract charges	—	798	$149,378	0.92%	—

FSA-139

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS International Intrinsic Value
2022	Lowest contract charge 0.00% Class IB	$153.04	—	—	—	(23.81)%
	Highest contract charge 1.45% Class IB	$186.33	—	—	—	(24.91)%
	All contract charges	—	2,992	$656,461	0.44%	—
2021	Lowest contract charge 0.00% Class IB	$200.86	—	—	—	10.24%
	Highest contract charge 1.45% Class IB	$248.14	—	—	—	8.64%
	All contract charges	—	2,831	$825,653	0.37%	—
2020	Lowest contract charge 0.00% Class IB	$182.20	—	—	—	20.03%
	Highest contract charge 1.45% Class IB	$228.41	—	—	—	18.29%
	All contract charges	—	2,724	$730,006	0.26%	—
2019	Lowest contract charge 0.00% Class IB	$151.79	—	—	—	25.88%
	Highest contract charge 1.45% Class IB	$193.09	—	—	—	24.06%
	All contract charges	—	2,691	$609,024	0.71%	—
2018	Lowest contract charge 0.00% Class IB(a)	$120.58	—	—	—	(4.37)%
	Highest contract charge 1.45% Class IB(a)	$155.64	—	—	—	(4.64)%
	All contract charges	—	2,493	$454,316	0.00%	—

EQ/MFS Mid Cap Focused Growth
2022	Lowest contract charge 0.00% Class IB	$279.72	—	—	—	(27.06)%
	Highest contract charge 1.45% Class IB	$236.00	—	—	—	(28.11)%
	All contract charges	—	1,039	$252,038	0.00%	—
2021	Lowest contract charge 0.00% Class IB(a)	$383.48	—	—	—	18.87%
	Highest contract charge 1.45% Class IB	$328.29	—	—	—	17.15%
	All contract charges	—	1,001	$337,721	0.00%	—
2020	Lowest contract charge 0.25% Class IB(a)	$314.91	—	—	—	29.38%
	Highest contract charge 1.45% Class IB	$280.23	—	—	—	27.82%
	All contract charges	—	977	$280,088	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$238.19	—	—	—	35.64%
	Highest contract charge 1.45% Class IB	$219.24	—	—	—	34.35%
	All contract charges	—	969	$216,514	0.02%	—
2018	Lowest contract charge 0.50% Class IB(a)	$175.60	—	—	—	(9.43)%
	Highest contract charge 1.45% Class IB(a)	$163.19	—	—	—	(9.60)%
	All contract charges	—	901	$149,489	0.01%	—

EQ/MFS Technology
2022	Lowest contract charge 0.00% Class IB	$232.94	—	—	—	(36.29)%
	Highest contract charge 1.45% Class IB	$326.73	—	—	—	(37.22)%
	All contract charges	—	669	$286,940	0.00%	—
2021	Lowest contract charge 0.00% Class IB(a)	$365.64	—	—	—	13.79%
	Highest contract charge 1.45% Class IB	$520.41	—	—	—	12.14%
	All contract charges	—	621	$426,069	0.00%	—
2020	Lowest contract charge 0.25% Class IB(a)	$673.86	—	—	—	46.48%
	Highest contract charge 1.45% Class IB	$464.08	—	—	—	44.72%
	All contract charges	—	592	$361,558	0.06%	—
2019	Lowest contract charge 0.50% Class IB	$449.41	—	—	—	35.12%
	Highest contract charge 1.45% Class IB	$320.68	—	—	—	33.83%
	All contract charges	—	531	$223,096	0.00%	—
2018	Lowest contract charge 0.50% Class IB(a)	$332.61	—	—	—	(11.05)%
	Highest contract charge 1.45% Class IB(a)	$239.62	—	—	—	(11.22)%
	All contract charges	—	497	$155,095	0.00%	—

EQ/MFS Utilities Series
2022	Lowest contract charge 0.00% Class IB	$177.39	—	—	—	0.44%
	Highest contract charge 1.34% Class IB(a)	$253.00	—	—	—	(0.90)%
	All contract charges	—	582	$149,086	5.11%	—
2021	Lowest contract charge 0.00% Class IB(a)	$176.61	—	—	—	13.91%
	Highest contract charge 1.45% Class IB	$205.80	—	—	—	12.26%
	All contract charges	—	580	$149,916	1.22%	—

FSA-140

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/MFS Utilities Series (Continued)
2020	Lowest contract charge 0.25% Class IB(a)	$254.46	—	—	—	5.28%
	Highest contract charge 1.45% Class IB	$183.33	—	—	—	4.02%
	All contract charges	—	594	$136,137	2.46%	—
2019	Lowest contract charge 0.40% Class IB	$186.67	—	—	—	24.20%
	Highest contract charge 1.45% Class IB	$176.25	—	—	—	22.88%
	All contract charges	—	607	$133,641	2.88%	—
2018	Lowest contract charge 0.40% Class IB(a)	$150.30	—	—	—	(2.73)%
	Highest contract charge 1.45% Class IB(a)	$143.43	—	—	—	(2.93)%
	All contract charges	—	615	$109,805	0.50%	—

EQ/Mid Cap Index
2022	Lowest contract charge 0.00% Class IB	$180.28	—	—	—	(13.61)%
	Highest contract charge 1.45% Class IB	$281.99	—	—	—	(14.86)%
	All contract charges	—	3,281	$945,957	1.00%	—
2021	Lowest contract charge 0.00% Class IB	$208.68	—	—	—	23.88%
	Highest contract charge 1.45% Class IB	$331.21	—	—	—	22.09%
	All contract charges	—	3,184	$1,074,260	0.64%	—
2020	Lowest contract charge 0.25% Class IB	$355.13	—	—	—	12.57%
	Highest contract charge 1.45% Class IB	$271.29	—	—	—	11.22%
	All contract charges	—	3,163	$870,965	1.04%	—
2019	Lowest contract charge 0.40% Class IB	$219.91	—	—	—	24.88%
	Highest contract charge 1.45% Class IB	$243.93	—	—	—	23.57%
	All contract charges	—	3,089	$762,495	1.15%	—
2018	Lowest contract charge 0.40% Class IB	$176.10	—	—	—	(12.05)
	Highest contract charge 1.45% Class IB	$197.41	—	—	—	(12.98)
	All contract charges	—	3,000	$597,178	1.10%	—

EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 0.00% Class IB	$161.16	—	—	—	(14.57)%
	Highest contract charge 1.45% Class IB	$272.94	—	—	—	(15.81)%
	All contract charges	—	1,326	$457,350	0.93%	—
2021	Lowest contract charge 0.25% Class IB	$527.21	—	—	—	27.08%
	Highest contract charge 1.45% Class IB	$324.18	—	—	—	25.55%
	All contract charges	—	1,392	$569,858	0.57%	—
2020	Lowest contract charge 0.25% Class IB	$414.85	—	—	—	4.70%
	Highest contract charge 1.45% Class IB	$258.20	—	—	—	3.45%
	All contract charges	—	1,470	$478,738	1.16%	—
2019	Lowest contract charge 0.50% Class IB	$377.50	—	—	—	25.95%
	Highest contract charge 1.45% Class IB	$249.60	—	—	—	24.75%
	All contract charges	—	1,559	$489,608	1.38%	—
2018	Lowest contract charge 0.50% Class IB	$299.72	—	—	—	(13.73)%
	Highest contract charge 1.45% Class IB	$200.08	—	—	—	(14.56)%
	All contract charges	—	1,649	$415,490	1.21%	—

EQ/Moderate Allocation
2022	Lowest contract charge 0.70% Class A	$252.20	—	—	—	(16.06)%
	Highest contract charge 1.45% Class A	$183.22	—	—	—	(16.69)%
	All contract charges	—	7,774	$901,414	1.24%	—
2021	Lowest contract charge 0.70% Class A	$300.44	—	—	—	7.66%
	Highest contract charge 1.45% Class A	$219.92	—	—	—	6.85%
	All contract charges	—	8,302	$1,144,684	2.57%	—
2020	Lowest contract charge 0.70% Class A	$279.07	—	—	—	10.48%
	Highest contract charge 1.45% Class A	$205.83	—	—	—	9.65%
	All contract charges	—	8,861	$1,130,673	2.21%	—
2019	Lowest contract charge 0.70% Class A	$252.60	—	—	—	14.73%
	Highest contract charge 1.45% Class A	$187.72	—	—	—	13.86%
	All contract charges	—	9,422	$1,087,782	1.61%	—
2018	Lowest contract charge 0.70% Class A	$220.17	—	—	—	(5.44)%
	Highest contract charge 1.45% Class A	$164.87	—	—	—	(6.15)%
	All contract charges	—	10,156	$1,018,392	1.54%	—

FSA-141

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate Allocation
2022	Lowest contract charge 0.00% Class B	$130.55	—	—	—	(15.47)%
	Highest contract charge 1.30% Class B	$139.05	—	—	—	(16.56)%
	All contract charges	—	2,995	$544,102	1.24%	—
2021	Lowest contract charge 0.00% Class B	$154.44	—	—	—	8.42%
	Highest contract charge 1.30% Class B	$166.64	—	—	—	7.03%
	All contract charges	—	3,010	$652,034	2.57%	—
2020	Lowest contract charge 0.25% Class B	$214.36	—	—	—	10.98%
	Highest contract charge 1.30% Class B	$155.70	—	—	—	9.83%
	All contract charges	—	3,014	$609,876	2.21%	—
2019	Lowest contract charge 0.40% Class B	$148.08	—	—	—	15.08%
	Highest contract charge 1.30% Class B	$141.77	—	—	—	14.05%
	All contract charges	—	3,021	$553,964	1.61%	—
2018	Lowest contract charge 0.40% Class B	$128.68	—	—	—	(5.15)%
	Highest contract charge 1.30% Class B	$124.30	—	—	—	(6.00)%
	All contract charges	—	3,033	$486,092	1.54%	—

EQ/Moderate Growth Strategy
2022	Lowest contract charge 0.00% Class IB	$140.46	—	—	—	(16.48)%
	Highest contract charge 1.45% Class IB	$153.63	—	—	—	(17.69)%
	All contract charges	—	727	$115,531	0.94%	—
2021	Lowest contract charge 0.00% Class IB	$168.18	—	—	—	11.88%
	Highest contract charge 1.45% Class IB	$186.65	—	—	—	10.25%
	All contract charges	—	688	$132,673	2.10%	—
2020	Lowest contract charge 0.25% Class IB	$187.95	—	—	—	12.11%
	Highest contract charge 1.45% Class IB	$169.29	—	—	—	10.76%
	All contract charges	—	632	$109,884	2.02%	—
2019	Lowest contract charge 0.50% Class IB	$164.47	—	—	—	17.39%
	Highest contract charge 1.45% Class IB	$152.84	—	—	—	16.26%
	All contract charges	—	595	$93,129	1.61%	—
2018	Lowest contract charge 0.50% Class IB	$140.11	—	—	—	(5.61)%
	Highest contract charge 1.45% Class IB	$131.46	—	—	—	(6.51)%
	All contract charges	—	539	$72,435	1.29%	—

EQ/Moderate-Plus Allocation
2022	Lowest contract charge 0.00% Class B	$146.26	—	—	—	(17.06)%
	Highest contract charge 1.45% Class B	$210.48	—	—	—	(18.26)%
	All contract charges	—	5,543	$1,207,694	1.06%	—
2021	Lowest contract charge 0.00% Class B	$176.34	—	—	—	12.68%
	Highest contract charge 1.45% Class B	$257.50	—	—	—	11.04%
	All contract charges	—	5,635	$1,497,545	3.47%	—
2020	Lowest contract charge 0.25% Class B	$285.72	—	—	—	13.81%
	Highest contract charge 1.45% Class B	$231.89	—	—	—	12.45%
	All contract charges	—	5,794	$1,382,143	2.55%	—
2019	Lowest contract charge 0.50% Class B	$241.02	—	—	—	19.39%
	Highest contract charge 1.45% Class B	$206.22	—	—	—	18.25%
	All contract charges	—	5,942	$1,255,928	1.59%	—
2018	Lowest contract charge 0.50% Class B	$201.87	—	—	—	(7.31)%
	Highest contract charge 1.45% Class B	$174.39	—	—	—	(8.20)%
	All contract charges	—	6,083	$1,084,608	1.59%	—

EQ/Money Market
2022	Lowest contract charge 0.00% Class IA	$ 1.05	—	—	—	0.96%
	Highest contract charge 1.45% Class IA	$104.43	—	—	—	(0.37)%
	All contract charges	—	1,861	$41,073	1.07%	—
2021	Lowest contract charge 0.00% Class IA	$ 1.04	—	—	—	0.97%
	Highest contract charge 1.45% Class IA	$104.82	—	—	—	(1.26)%
	All contract charges	—	1,679	$39,190	0.00%	—

FSA-142

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Money Market (Continued)
2020	Lowest contract charge 0.00% Class IA	$ 1.03	—	—	—	—%
	Highest contract charge 1.45% Class IA	$106.16	—	—	—	(1.26)%
	All contract charges	—	2,757	$46,233	0.17%	—
2019	Lowest contract charge 0.00% Class IA	$ 1.03	—	—	—	0.98%
	Highest contract charge 1.45% Class IA	$107.51	—	—	—	0.05%
	All contract charges	—	1,743	$38,184	1.51%	—
2018	Lowest contract charge 0.00% Class IA	$ 1.02	—	—	—	2.00%
	Highest contract charge 1.45% Class IA	$107.46	—	—	—	(0.20)%
	All contract charges	—	1,455	$40,146	1.26%	—

EQ/Money Market
2022	Lowest contract charge 0.00% Class IB	$ 1.05	—	—	—	0.96%
	Highest contract charge 1.30% Class IB	$ 91.59	—	—	—	(0.20)%
	All contract charges	—	8,607	$53,508	1.07%	—
2021	Lowest contract charge 0.00% Class IB	$ 1.04	—	—	—	0.97%
	Highest contract charge 1.30% Class IB	$ 91.77	—	—	—	(1.11)%
	All contract charges	—	8,888	$44,146	0.00%	—
2020	Lowest contract charge 0.00% Class IB	$ 1.03	—	—	—	—%
	Highest contract charge 1.30% Class IB	$ 92.80	—	—	—	(1.09)%
	All contract charges	—	17,089	$56,800	0.17%	—
2019	Lowest contract charge 0.00% Class IB	$ 1.03	—	—	—	0.98%
	Highest contract charge 1.30% Class IB	$ 93.82	—	—	—	0.21%
	All contract charges	—	7,095	$30,806	1.51%	—
2018	Lowest contract charge 0.00% Class IB	$ 1.02	—	—	—	2.00%
	Highest contract charge 1.30% Class IB	$ 93.62	—	—	—	(0.04)%
	All contract charges	—	9,274	$33,488	1.26%	—

EQ/Morgan Stanley Small Cap Growth
2022	Lowest contract charge 0.00% Class IB	$102.92	—	—	—	(44.16)%
	Highest contract charge 1.45% Class IB	$ 99.07	—	—	—	(44.97)%
	All contract charges	—	642	$62,580	0.01%	—
2021	Lowest contract charge 0.00% Class IB(c)	$184.32	—	—	—	2.75%
	Highest contract charge 1.45% Class IB	$180.04	—	—	—	1.27%
	All contract charges	—	635	$111,721	0.00%	—
2020	Lowest contract charge 0.25% Class IB(c)	$179.10	—	—	—	75.14%
	Highest contract charge 1.45% Class IB(c)	$177.79	—	—	—	73.98%
	All contract charges	—	623	$108,947	0.00%	—

EQ/PIMCO Global Real Return
2022	Lowest contract charge 0.00% Class IB	$114.44	—	—	—	(16.16)%
	Highest contract charge 1.45% Class IB	$ 97.60	—	—	—	(17.37)%
	All contract charges	—	607	$60,973	9.79%	—
2021	Lowest contract charge 0.00% Class IB	$136.50	—	—	—	4.02%
	Highest contract charge 1.45% Class IB	$118.12	—	—	—	2.51%
	All contract charges	—	597	$72,522	10.80%	—
2020	Lowest contract charge 0.25% Class IB	$126.40	—	—	—	10.08%
	Highest contract charge 1.45% Class IB	$115.23	—	—	—	8.76%
	All contract charges	—	512	$60,432	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$112.93	—	—	—	7.62%
	Highest contract charge 1.45% Class IB	$105.95	—	—	—	6.60%
	All contract charges	—	430	$46,555	3.70%	—
2018	Lowest contract charge 0.50% Class IB	$104.93	—	—	—	(1.85)%
	Highest contract charge 1.45% Class IB	$ 99.39	—	—	—	(2.81)%
	All contract charges	—	381	$38,575	2.57%	—

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 1.10% Class IA	$ 95.67	—	—	—	(1.70)%
	Highest contract charge 1.10% Class IA	$ 95.67	—	—	—	(1.70)%
	All contract charges	—	—	$ —	1.35%	—

FSA-143

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/PIMCO Ultra Short Bond (Continued)
2021	Lowest contract charge 1.10% Class IA	$ 97.32	—	—	—	(1.55)%
	Highest contract charge 1.25% Class IA	$ 95.52	—	—	—	(1.70)%
	All contract charges	—	—	$20	0.42%	—
2020	Lowest contract charge 1.10% Class IA	$ 98.85	—	—	—	—%
	Highest contract charge 1.10% Class IA	$ 98.85	—	—	—	—%
	All contract charges	—	1	$77	0.76%	—
2019	Lowest contract charge 1.10% Class IA	$ 98.85	—	—	—	1.43%
	Highest contract charge 1.10% Class IA	$ 98.85	—	—	—	1.43%
	All contract charges	—	1	$108	2.23%	—
2018	Lowest contract charge 1.10% Class IA	$ 97.46	—	—	—	(0.16)%
	Highest contract charge 1.10% Class IA	$ 97.46	—	—	—	(0.16)%
	All contract charges	—	1	$106	1.94%	—

EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 0.25% Class IB	$121.96	—	—	—	(0.85)%
	Highest contract charge 1.45% Class IB	$ 98.48	—	—	—	(2.05)%
	All contract charges	—	694	$71,163	1.35%	—
2021	Lowest contract charge 0.25% Class IB	$123.01	—	—	—	(0.70)%
	Highest contract charge 1.45% Class IB	$100.54	—	—	—	(1.89)%
	All contract charges	—	720	$75,357	0.42%	—
2020	Lowest contract charge 0.25% Class IB	$123.88	—	—	—	0.86%
	Highest contract charge 1.45% Class IB	$102.48	—	—	—	(0.36)%
	All contract charges	—	719	$76,296	0.76%	—
2019	Lowest contract charge 0.50% Class IB	$118.39	—	—	—	2.04%
	Highest contract charge 1.45% Class IB	$102.85	—	—	—	1.07%
	All contract charges	—	710	$75,514	2.23%	—
2018	Lowest contract charge 0.50% Class IB	$116.02	—	—	—	0.45%
	Highest contract charge 1.45% Class IB	$101.76	—	—	—	(0.52)%
	All contract charges	—	743	$77,992	1.94%	—

EQ/Quality Bond PLUS
2022	Lowest contract charge 0.70% Class IA	$160.52	—	—	—	(10.83)%
	Highest contract charge 1.45% Class IA	$126.21	—	—	—	(11.51)%
	All contract charges	—	262	$42,613	0.64%	—
2021	Lowest contract charge 0.70% Class IA	$180.02	—	—	—	(2.80)%
	Highest contract charge 1.45% Class IA	$142.63	—	—	—	(3.53)%
	All contract charges	—	277	$50,918	0.75%	—
2020	Lowest contract charge 0.70% Class IA	$185.21	—	—	—	5.23%
	Highest contract charge 1.45% Class IA	$147.85	—	—	—	4.44%
	All contract charges	—	292	$55,758	1.30%	—
2019	Lowest contract charge 0.70% Class IA	$176.00	—	—	—	4.89%
	Highest contract charge 1.45% Class IA	$141.57	—	—	—	4.10%
	All contract charges	—	297	$53,964	1.55%	—
2018	Lowest contract charge 0.70% Class IA	$167.79	—	—	—	(0.59)%
	Highest contract charge 1.45% Class IA	$135.99	—	—	—	(1.34)%
	All contract charges	—	316	$55,139	1.68%	—

EQ/Quality Bond PLUS
2022	Lowest contract charge 0.50% Class IB	$144.34	—	—	—	(10.66)%
	Highest contract charge 1.30% Class IB	$ 95.27	—	—	—	(11.37)%
	All contract charges	—	135	$16,895	0.64%	—
2021	Lowest contract charge 0.50% Class IB	$161.56	—	—	—	(2.60)%
	Highest contract charge 1.30% Class IB	$107.49	—	—	—	(3.37)%
	All contract charges	—	142	$20,199	0.75%	—
2020	Lowest contract charge 0.50% Class IB	$165.88	—	—	—	5.45%
	Highest contract charge 1.30% Class IB	$111.24	—	—	—	4.61%
	All contract charges	—	152	$22,190	1.30%	—

FSA-144

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Quality Bond PLUS (Continued)
2019	Lowest contract charge 0.50% Class IB	$157.31	—	—	—	5.10%
	Highest contract charge 1.30% Class IB	$106.34	—	—	—	4.28%
	All contract charges	—	134	$19,027	1.55%	—
2018	Lowest contract charge 0.50% Class IB	$149.67	—	—	—	(0.39)%
	Highest contract charge 1.30% Class IB	$101.98	—	—	—	(1.17)%
	All contract charges	—	138	$18,720	1.68%	—

EQ/Small Company Index
2022	Lowest contract charge 0.00% Class IB	$165.13	—	—	—	(19.81)%
	Highest contract charge 1.45% Class IB	$338.00	—	—	—	(20.97)%
	All contract charges	—	1,279	$429,691	0.94%	—
2021	Lowest contract charge 0.00% Class IB	$205.93	—	—	—	15.06%
	Highest contract charge 1.45% Class IB	$427.71	—	—	—	13.39%
	All contract charges	—	1,188	$502,701	0.65%	—
2020	Lowest contract charge 0.25% Class IB	$475.15	—	—	—	19.43%
	Highest contract charge 1.45% Class IB	$377.20	—	—	—	18.00%
	All contract charges	—	1,157	$430,315	1.08%	—
2019	Lowest contract charge 0.40% Class IB	$213.87	—	—	—	24.71%
	Highest contract charge 1.45% Class IB	$319.67	—	—	—	23.40%
	All contract charges	—	1,112	$348,866	1.13%	—
2018	Lowest contract charge 0.40% Class IB	$171.49	—	—	—	(11.67)%
	Highest contract charge 1.45% Class IB	$259.06	—	—	—	(12.60)%
	All contract charges	—	1,080	$273,883	0.96%	—

EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 0.00% Class IB	$173.43	—	—	—	(38.64)%
	Highest contract charge 1.45% Class IB	$281.14	—	—	—	(39.53)%
	All contract charges	—	2,957	$857,839	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$282.63	—	—	—	13.83%
	Highest contract charge 1.45% Class IB	$464.91	—	—	—	12.18%
	All contract charges	—	2,844	$1,358,397	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$504.34	—	—	—	36.21%
	Highest contract charge 1.45% Class IB	$414.44	—	—	—	34.58%
	All contract charges	—	2,818	$1,196,150	0.00%	—
2019	Lowest contract charge 0.40% Class IB	$284.01	—	—	—	30.58%
	Highest contract charge 1.45% Class IB	$307.96	—	—	—	29.20%
	All contract charges	—	2,787	$875,449	0.00%	—
2018	Lowest contract charge 0.40% Class IB	$217.50	—	—	—	(2.01)%
	Highest contract charge 1.45% Class IB	$238.36	—	—	—	(3.05)%
	All contract charges	—	2,636	$638,686	0.00%	—

EQ/Value Equity
2022	Lowest contract charge 0.00% Class IB	$153.75	—	—	—	(15.11)%
	Highest contract charge 1.45% Class IB	$337.94	—	—	—	(16.34)%
	All contract charges	—	2,050	$789,762	1.05%	—
2021	Lowest contract charge 0.00% Class IB	$181.12	—	—	—	25.37%
	Highest contract charge 1.45% Class IB	$403.94	—	—	—	23.56%
	All contract charges	—	2,135	$977,972	0.68%	—
2020	Lowest contract charge 0.25% Class IB	$336.53	—	—	—	2.56%
	Highest contract charge 1.45% Class IB	$326.93	—	—	—	1.32%
	All contract charges	—	2,232	$827,848	1.93%	—
2019	Lowest contract charge 0.50% Class IB	$312.63	—	—	—	22.82%
	Highest contract charge 1.45% Class IB	$322.66	—	—	—	21.65%
	All contract charges	—	2,275	$831,501	1.94%	—
2018	Lowest contract charge 0.50% Class IB	$254.55	—	—	—	(8.48)%
	Highest contract charge 1.45% Class IB	$265.24	—	—	—	(9.36)%
	All contract charges	—	2,310	$694,882	1.61%	—

FSA-145

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Wellington Energy
2022	Lowest contract charge 0.00% Class IB	$ 73.87	—	—	—	32.38%
	Highest contract charge 1.45% Class IB	$ 58.65	—	—	—	30.48%
	All contract charges	—	1,010	$75,938	4.36%	—
2021	Lowest contract charge 0.00% Class IB(a)	$ 55.80	—	—	—	35.60%
	Highest contract charge 1.45% Class IB	$ 44.95	—	—	—	33.66%
	All contract charges	—	868	$49,864	3.54%	—
2020	Lowest contract charge 0.25% Class IB(a)	$ 44.76	—	—	—	(37.48)%
	Highest contract charge 1.45% Class IB	$ 33.63	—	—	—	(38.24)%
	All contract charges	—	789	$33,871	3.62%	—
2019	Lowest contract charge 0.40% Class IB	$ 67.81	—	—	—	0.61%
	Highest contract charge 1.45% Class IB	$ 54.45	—	—	—	(0.46)%
	All contract charges	—	599	$41,502	0.95%	—
2018	Lowest contract charge 0.40% Class IB(a)	$ 67.40	—	—	—	(31.53)%
	Highest contract charge 1.45% Class IB(a)	$ 54.70	—	—	—	(31.67)%
	All contract charges	—	540	$37,658	0.11%	—

Equitable Conservative Growth MF/ETF
2022	Lowest contract charge 0.25% Class IB	$148.49	—	—	—	(12.67)%
	Highest contract charge 1.34% Class IB	$133.56	—	—	—	(13.62)%
	All contract charges	—	163	$22,117	1.77%	—
2021	Lowest contract charge 0.25% Class IB	$170.03	—	—	—	9.84%
	Highest contract charge 1.34% Class IB	$154.62	—	—	—	8.63%
	All contract charges	—	154	$24,093	0.63%	—
2020	Lowest contract charge 0.25% Class IB	$154.80	—	—	—	12.84%
	Highest contract charge 1.34% Class IB	$142.33	—	—	—	11.61%
	All contract charges	—	129	$18,504	1.12%	—
2019	Lowest contract charge 0.50% Class IB	$134.93	—	—	—	17.50%
	Highest contract charge 1.34% Class IB	$127.53	—	—	—	16.51%
	All contract charges	—	107	$13,637	2.12%	—
2018	Lowest contract charge 0.50% Class IB	$114.83	—	—	—	(4.59)%
	Highest contract charge 1.34% Class IB	$109.46	—	—	—	(5.41)%
	All contract charges	—	97	$10,730	1.64%	—

Equitable Growth MF/ETF
2022	Lowest contract charge 1.20% Class IB(f)	$103.08	—	—	—	2.76%
	Highest contract charge 1.20% Class IB(f)	$103.08	—	—	—	2.76%
	All contract charges	—	—	$17	2.03%	—

Equitable Moderate Growth MF/ETF
2022	Lowest contract charge 1.20% Class IB(f)	$103.52	—	—	—	3.52%
	Highest contract charge 1.34% Class IB(f)	$103.50	—	—	—	3.51%
	All contract charges	—	—	$1	1.84%	—

Fidelity® VIP Equity-Income Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$191.49	—	—	—	(5.25)%
	Highest contract charge 1.20% Service Class 2	$269.23	—	—	—	(6.38)%
	All contract charges	—	115	$31,193	1.82%	—
2021	Lowest contract charge 0.00% Service Class 2	$202.09	—	—	—	24.60%
	Highest contract charge 1.20% Service Class 2	$287.58	—	—	—	23.11%
	All contract charges	—	102	$29,656	1.75%	—
2020	Lowest contract charge 0.25% Service Class 2	$258.77	—	—	—	6.18%
	Highest contract charge 1.20% Service Class 2	$233.60	—	—	—	5.16%
	All contract charges	—	91	$21,096	1.73%	—
2019	Lowest contract charge 0.50% Service Class 2	$237.87	—	—	—	26.47%
	Highest contract charge 1.20% Service Class 2	$222.13	—	—	—	25.58%
	All contract charges	—	78	$17,456	1.93%	—
2018	Lowest contract charge 0.50% Service Class 2	$188.08	—	—	—	(9.00)%
	Highest contract charge 1.20% Service Class 2	$176.88	—	—	—	(9.64)%
	All contract charges	—	69	$12,307	2.13%	—

FSA-146

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Fidelity® VIP Investment Grade Bond Portfolio
2022	Lowest contract charge 1.10% Service Class 2(f)	$102.23	—	—	—	3.45%
	Highest contract charge 1.34% Service Class 2(f)	$102.19	—	—	—	3.42%
	All contract charges	—	1	$137	3.89%	—

Fidelity® VIP Mid Cap Portfolio
2022	Lowest contract charge 0.00% Service Class 2	$174.20	—	—	—	(14.97)%
	Highest contract charge 1.20% Service Class 2	$250.32	—	—	—	(15.99)%
	All contract charges	—	414	$104,278	0.28%	—
2021	Lowest contract charge 0.00% Service Class 2	$204.86	—	—	—	25.30%
	Highest contract charge 1.20% Service Class 2	$297.95	—	—	—	23.81%
	All contract charges	—	386	$115,478	0.38%	—
2020	Lowest contract charge 0.25% Service Class 2	$266.60	—	—	—	17.57%
	Highest contract charge 1.20% Service Class 2	$240.66	—	—	—	16.45%
	All contract charges	—	361	$87,498	0.41%	—
2019	Lowest contract charge 0.50% Service Class 2	$221.31	—	—	—	22.56%
	Highest contract charge 1.20% Service Class 2	$206.66	—	—	—	21.69%
	All contract charges	—	334	$69,298	0.70%	—
2018	Lowest contract charge 0.50% Service Class 2	$180.58	—	—	—	(15.20)%
	Highest contract charge 1.20% Service Class 2	$169.82	—	—	—	(15.80)%
	All contract charges	—	304	$51,722	0.41%	—

Invesco V.I. Diversified Dividend Fund
2022	Lowest contract charge 0.00% Series II	$164.17	—	—	—	(1.92)%
	Highest contract charge 1.20% Series II	$232.83	—	—	—	(3.10)%
	All contract charges	—	360	$82,746	1.68%	—
2021	Lowest contract charge 0.00% Series II	$167.39	—	—	—	18.59%
	Highest contract charge 1.20% Series II	$240.28	—	—	—	17.18%
	All contract charges	—	350	$83,008	2.02%	—
2020	Lowest contract charge 0.00% Series II	$141.15	—	—	—	(0.13)%
	Highest contract charge 1.20% Series II	$205.06	—	—	—	(1.34)%
	All contract charges	—	332	$67,500	2.96%	—
2019	Lowest contract charge 0.00% Series II	$141.34	—	—	—	24.77%
	Highest contract charge 1.20% Series II	$207.84	—	—	—	23.28%
	All contract charges	—	315	$64,883	2.77%	—
2018	Lowest contract charge 0.00% Series II	$113.28	—	—	—	(7.81)%
	Highest contract charge 1.20% Series II	$168.59	—	—	—	(8.93)%
	All contract charges	—	288	$48,181	2.25%	—

Invesco V.I. High Yield Fund
2022	Lowest contract charge 0.00% Series II	$145.85	—	—	—	(9.55)%
	Highest contract charge 1.45% Series II	$123.06	—	—	—	(10.85)%
	All contract charges	—	417	$53,038	4.50%	—
2021	Lowest contract charge 0.00% Series II	$161.25	—	—	—	4.01%
	Highest contract charge 1.45% Series II	$138.04	—	—	—	2.49%
	All contract charges	—	405	$57,682	4.77%	—
2020	Lowest contract charge 0.25% Series II	$151.34	—	—	—	2.64%
	Highest contract charge 1.45% Series II	$134.68	—	—	—	1.41%
	All contract charges	—	374	$51,594	5.83%	—
2019	Lowest contract charge 0.50% Series II	$144.29	—	—	—	12.59%
	Highest contract charge 1.45% Series II	$132.81	—	—	—	11.52%
	All contract charges	—	369	$50,138	5.86%	—
2018	Lowest contract charge 0.50% Series II	$128.15	—	—	—	(4.09)%
	Highest contract charge 1.45% Series II	$119.09	—	—	—	(5.01)%
	All contract charges	—	334	$40,326	4.92%	—

Invesco V.I. Main Street Mid Cap Fund
2022	Lowest contract charge 0.00% Series II	$157.34	—	—	—	(14.45)%
	Highest contract charge 1.45% Series II	$168.70	—	—	—	(15.69)%
	All contract charges	—	131	$26,928	0.07%	—

FSA-147

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Invesco V.I. Main Street Mid Cap Fund (Continued)
2021	Lowest contract charge 0.00% Series II	$183.92	—	—	—	22.86%
	Highest contract charge 1.45% Series II	$200.10	—	—	—	21.08%
	All contract charges	—	132	$32,474	0.26%	—
2020	Lowest contract charge 0.25% Series II	$211.86	—	—	—	8.67%
	Highest contract charge 1.45% Series II	$165.26	—	—	—	7.36%
	All contract charges	—	136	$27,254	0.50%	—
2019	Lowest contract charge 0.50% Series II	$190.28	—	—	—	24.41%
	Highest contract charge 1.45% Series II	$153.93	—	—	—	23.22%
	All contract charges	—	133	$24,962	0.22%	—
2018	Lowest contract charge 0.50% Series II	$152.94	—	—	—	(12.04)%
	Highest contract charge 1.45% Series II	$124.92	—	—	—	(12.89)%
	All contract charges	—	131	$19,811	0.11%	—

Invesco V.I. Small Cap Equity Fund
2022	Lowest contract charge 0.00% Series II	$159.89	—	—	—	(20.73)%
	Highest contract charge 1.34% Series II	$258.06	—	—	—	(21.79)%
	All contract charges	—	62	$15,213	0.00%	—
2021	Lowest contract charge 0.00% Series II	$201.70	—	—	—	20.10%
	Highest contract charge 1.34% Series II	$329.97	—	—	—	18.49%
	All contract charges	—	59	$18,538	0.00%	—
2020	Lowest contract charge 0.25% Series II	$273.29	—	—	—	26.55%
	Highest contract charge 1.34% Series II	$278.49	—	—	—	25.17%
	All contract charges	—	53	$14,070	0.03%	—
2019	Lowest contract charge 0.50% Series II	$210.76	—	—	—	25.68%
	Highest contract charge 1.34% Series II	$222.49	—	—	—	24.63%
	All contract charges	—	52	$10,954	0.00%	—
2018	Lowest contract charge 0.50% Series II	$167.69	—	—	—	(15.70)%
	Highest contract charge 1.34% Series II	$178.52	—	—	—	(16.42)%
	All contract charges	—	52	$8,833	0.00%	—

MFS® Investors Trust Series
2022	Lowest contract charge 0.25% Service Class	$332.17	—	—	—	(16.90)%
	Highest contract charge 1.34% Service Class	$326.14	—	—	—	(17.80)%
	All contract charges	—	82	$25,761	0.39%	—
2021	Lowest contract charge 0.25% Service Class	$399.70	—	—	—	26.19%
	Highest contract charge 1.34% Service Class	$396.77	—	—	—	24.81%
	All contract charges	—	86	$32,467	0.42%	—
2020	Lowest contract charge 0.25% Service Class	$316.74	—	—	—	13.32%
	Highest contract charge 1.34% Service Class	$317.89	—	—	—	12.08%
	All contract charges	—	86	$26,314	0.43%	—
2019	Lowest contract charge 0.50% Service Class	$272.81	—	—	—	30.59%
	Highest contract charge 1.34% Service Class	$283.63	—	—	—	29.49%
	All contract charges	—	86	$23,195	0.50%	—
2018	Lowest contract charge 0.50% Service Class	$208.90	—	—	—	(6.18)%
	Highest contract charge 1.34% Service Class	$219.04	—	—	—	(6.98)%
	All contract charges	—	80	$16,778	0.45%	—

MFS® Massachusetts Investors Growth Stock Portfolio
2022	Lowest contract charge 0.25% Service Class	$459.56	—	—	—	(19.65)%
	Highest contract charge 1.45% Service Class	$310.87	—	—	—	(20.61)%
	All contract charges	—	113	$46,803	0.00%	—
2021	Lowest contract charge 0.25% Service Class	$571.93	—	—	—	25.34%
	Highest contract charge 1.34% Service Class	$505.01	—	—	—	23.97%
	All contract charges	—	104	$54,563	0.03%	—
2020	Lowest contract charge 0.25% Service Class	$456.29	—	—	—	21.89%
	Highest contract charge 1.34% Service Class	$407.35	—	—	—	20.56%
	All contract charges	—	102	$43,004	0.23%	—

FSA-148

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

MFS® Massachusetts Investors Growth Stock Portfolio (Continued)
2019	Lowest contract charge 0.50% Service Class	$365.68	—	—	—	38.88%
	Highest contract charge 1.34% Service Class	$337.88	—	—	—	37.71%
	All contract charges	—	100	$34,475	0.35%	—
2018	Lowest contract charge 0.50% Service Class	$263.30	—	—	—	0.07%
	Highest contract charge 1.34% Service Class	$245.35	—	—	—	(0.78)%
	All contract charges	—	73	$18,288	0.34%	—

Multimanager Aggressive Equity
2022	Lowest contract charge 0.70% Class IA	$259.65	—	—	—	(32.64)%
	Highest contract charge 1.45% Class IA	$207.66	—	—	—	(33.15)%
	All contract charges	—	2,293	$581,809	0.00%	—
2021	Lowest contract charge 0.70% Class IA	$385.47	—	—	—	19.66%
	Highest contract charge 1.45% Class IA	$310.63	—	—	—	18.76%
	All contract charges	—	2,481	$935,617	0.00%	—
2020	Lowest contract charge 0.70% Class IA	$322.14	—	—	—	37.84%
	Highest contract charge 1.45% Class IA	$261.57	—	—	—	36.80%
	All contract charges	—	2,712	$856,291	0.00%	—
2019	Lowest contract charge 0.70% Class IA	$233.70	—	—	—	32.42%
	Highest contract charge 1.45% Class IA	$191.20	—	—	—	31.42%
	All contract charges	—	2,955	$678,310	0.75%	—
2018	Lowest contract charge 0.70% Class IA	$176.49	—	—	—	(0.91)%
	Highest contract charge 1.45% Class IA	$145.49	—	—	—	(1.67)%
	All contract charges	—	3,245	$563,402	0.13%	—

Multimanager Aggressive Equity
2022	Lowest contract charge 0.00% Class IB	$209.03	—	—	—	(32.17)%
	Highest contract charge 1.30% Class IB	$281.59	—	—	—	(33.04)%
	All contract charges	—	173	$38,450	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$308.15	—	—	—	20.50%
	Highest contract charge 1.30% Class IB	$420.54	—	—	—	18.95%
	All contract charges	—	170	$56,902	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$316.06	—	—	—	38.47%
	Highest contract charge 1.30% Class IB	$353.53	—	—	—	37.03%
	All contract charges	—	161	$45,164	0.00%	—
2019	Lowest contract charge 0.50% Class IB	$217.50	—	—	—	32.69%
	Highest contract charge 1.30% Class IB	$257.99	—	—	—	31.63%
	All contract charges	—	155	$31,746	0.75%	—
2018	Lowest contract charge 0.50% Class IB	$163.92	—	—	—	(0.71)%
	Highest contract charge 1.30% Class IB	$195.99	—	—	—	(1.50)%
	All contract charges	—	166	$25,401	0.13%	—

Multimanager Core Bond
2022	Lowest contract charge 0.25% Class IB	$171.15	—	—	—	(12.95)%
	Highest contract charge 1.45% Class IB	$132.75	—	—	—	(13.99)%
	All contract charges	—	1,070	$148,394	2.36%	—
2021	Lowest contract charge 0.25% Class IB	$196.62	—	—	—	(1.68)%
	Highest contract charge 1.45% Class IB	$154.35	—	—	—	(2.86)%
	All contract charges	—	948	$152,294	1.47%	—
2020	Lowest contract charge 0.25% Class IB	$199.97	—	—	—	5.99%
	Highest contract charge 1.45% Class IB	$158.90	—	—	—	4.73%
	All contract charges	—	806	$132,611	1.92%	—
2019	Lowest contract charge 0.40% Class IB	$113.30	—	—	—	6.96%
	Highest contract charge 1.45% Class IB	$151.73	—	—	—	5.82%
	All contract charges	—	716	$112,045	2.14%	—
2018	Lowest contract charge 0.40% Class IB	$105.93	—	—	—	(0.80)%
	Highest contract charge 1.45% Class IB	$143.38	—	—	—	(1.85)%
	All contract charges	—	701	$103,441	2.70%	—

FSA-149

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Multimanager Technology
2022	Lowest contract charge 0.00% Class IB	$259.68	—	—	—	(37.30)%
	Highest contract charge 1.45% Class IB	$427.07	—	—	—	(38.21)%
	All contract charges	—	602	$266,569	0.00%	—
2021	Lowest contract charge 0.00% Class IB	$414.14	—	—	—	20.83%
	Highest contract charge 1.45% Class IB	$691.12	—	—	—	19.07%
	All contract charges	—	603	$432,352	0.00%	—
2020	Lowest contract charge 0.25% Class IB	$730.48	—	—	—	52.89%
	Highest contract charge 1.45% Class IB	$580.42	—	—	—	51.05%
	All contract charges	—	619	$371,590	0.12%	—
2019	Lowest contract charge 0.50% Class IB	$456.71	—	—	—	37.18%
	Highest contract charge 1.45% Class IB	$384.26	—	—	—	35.87%
	All contract charges	—	628	$249,266	0.15%	—
2018	Lowest contract charge 0.50% Class IB	$332.93	—	—	—	1.78%
	Highest contract charge 1.45% Class IB	$282.81	—	—	—	0.80%
	All contract charges	—	656	$191,090	0.15%	—

PIMCO CommodityRealReturn® Strategy Portfolio
2022	Lowest contract charge 0.00% Advisor Class	$141.16	—	—	—	8.66%
	Highest contract charge 1.20% Advisor Class	$ 87.49	—	—	—	7.36%
	All contract charges	—	161	$14,386	20.46%	—
2021	Lowest contract charge 0.00% Advisor Class	$129.91	—	—	—	33.12%
	Highest contract charge 1.20% Advisor Class	$ 81.49	—	—	—	31.50%
	All contract charges	—	149	$12,387	4.14%	—
2020	Lowest contract charge 0.00% Advisor Class	$ 97.59	—	—	—	1.22%
	Highest contract charge 1.20% Advisor Class	$ 61.97	—	—	—	0.02%
	All contract charges	—	150	$9,388	6.19%	—
2019	Lowest contract charge 0.00% Advisor Class	$ 96.41	—	—	—	11.35%
	Highest contract charge 1.20% Advisor Class	$ 61.96	—	—	—	10.01%
	All contract charges	—	144	$9,012	4.36%	—
2018	Lowest contract charge 0.00% Advisor Class	$ 86.58	—	—	—	(14.20)%
	Highest contract charge 1.20% Advisor Class	$ 56.32	—	—	—	(15.23)%
	All contract charges	—	133	$7,582	1.97%	—

Target 2015 Allocation
2022	Lowest contract charge 0.25% Class B	$167.63	—	—	—	(14.35)%
	Highest contract charge 1.34% Class B	$140.12	—	—	—	(15.29)%
	All contract charges	—	98	$14,019	1.84%	—
2021	Lowest contract charge 0.25% Class B	$195.72	—	—	—	6.00%
	Highest contract charge 1.34% Class B	$165.41	—	—	—	4.84%
	All contract charges	—	108	$18,247	1.60%	—
2020	Lowest contract charge 0.25% Class B	$184.64	—	—	—	10.04%
	Highest contract charge 1.34% Class B	$157.77	—	—	—	8.84%
	All contract charges	—	123	$19,732	2.03%	—
2019	Lowest contract charge 0.40% Class B	$149.46	—	—	—	14.54%
	Highest contract charge 1.34% Class B	$144.96	—	—	—	13.45%
	All contract charges	—	129	$18,932	1.81%	—
2018	Lowest contract charge 0.50% Class B	$141.83	—	—	—	(4.79)%
	Highest contract charge 1.34% Class B	$127.77	—	—	—	(5.59)%
	All contract charges	—	125	$16,254	1.55%	—

Target 2025 Allocation
2022	Lowest contract charge 0.00% Class B	$145.06	—	—	—	(15.24)%
	Highest contract charge 1.34% Class B	$163.23	—	—	—	(16.38)%
	All contract charges	—	548	$92,325	1.57%	—
2021	Lowest contract charge 0.00% Class B	$171.15	—	—	—	10.73%
	Highest contract charge 1.34% Class B	$195.20	—	—	—	9.25%
	All contract charges	—	561	$112,841	1.88%	—

FSA-150

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Target 2025 Allocation (Continued)
2020	Lowest contract charge 0.25% Class B	$209.10	—	—	—	11.99%
	Highest contract charge 1.34% Class B	$178.67	—	—	—	10.77%
	All contract charges	—	557	$101,643	1.83%	—
2019	Lowest contract charge 0.40% Class B	$169.67	—	—	—	18.90%
	Highest contract charge 1.45% Class B	$158.92	—	—	—	17.65%
	All contract charges	—	556	$91,272	1.74%	—
2018	Lowest contract charge 0.40% Class B	$142.70	—	—	—	(6.52)%
	Highest contract charge 1.45% Class B	$135.08	—	—	—	(7.52)%
	All contract charges	—	527	$73,264	1.62%	—

Target 2035 Allocation
2022	Lowest contract charge 0.00% Class B	$155.73	—	—	—	(16.29)%
	Highest contract charge 1.45% Class B	$175.30	—	—	—	(17.50)%
	All contract charges	—	797	$146,960	1.43%	—
2021	Lowest contract charge 0.00% Class B	$186.03	—	—	—	14.07%
	Highest contract charge 1.45% Class B	$212.49	—	—	—	12.42%
	All contract charges	—	741	$164,911	1.87%	—
2020	Lowest contract charge 0.25% Class B	$224.78	—	—	—	13.39%
	Highest contract charge 1.45% Class B	$189.02	—	—	—	12.03%
	All contract charges	—	692	$136,479	1.69%	—
2019	Lowest contract charge 0.40% Class B	$182.42	—	—	—	21.84%
	Highest contract charge 1.45% Class B	$168.72	—	—	—	20.55%
	All contract charges	—	653	$113,859	1.69%	—
2018	Lowest contract charge 0.40% Class B	$149.72	—	—	—	(7.55)%
	Highest contract charge 1.45% Class B	$139.96	—	—	—	(8.52)%
	All contract charges	—	577	$83,122	1.59%	—

Target 2045 Allocation
2022	Lowest contract charge 0.00% Class B	$163.31	—	—	—	(16.78)%
	Highest contract charge 1.45% Class B	$184.80	—	—	—	(17.98)%
	All contract charges	—	703	$137,378	1.32%	—
2021	Lowest contract charge 0.00% Class B	$196.23	—	—	—	16.31%
	Highest contract charge 1.45% Class B	$225.32	—	—	—	14.63%
	All contract charges	—	650	$153,882	1.97%	—
2020	Lowest contract charge 0.25% Class B	$233.75	—	—	—	13.81%
	Highest contract charge 1.45% Class B	$196.56	—	—	—	12.44%
	All contract charges	—	595	$122,081	1.61%	—
2019	Lowest contract charge 0.40% Class B	$193.30	—	—	—	23.85%
	Highest contract charge 1.45% Class B	$174.82	—	—	—	22.53%
	All contract charges	—	533	$96,751	1.64%	—
2018	Lowest contract charge 0.40% Class B	$156.08	—	—	—	(8.36)%
	Highest contract charge 1.45% Class B	$142.67	—	—	—	(9.32)%
	All contract charges	—	478	$70,067	1.53%	—

Target 2055 Allocation
2022	Lowest contract charge 0.00% Class B	$171.63	—	—	—	(17.56)%
	Highest contract charge 1.34% Class B	$143.81	—	—	—	(18.66)%
	All contract charges	—	416	$61,266	1.21%	—
2021	Lowest contract charge 0.00% Class B	$208.19	—	—	—	18.26%
	Highest contract charge 1.34% Class B	$176.81	—	—	—	16.68%
	All contract charges	—	341	$61,142	2.25%	—
2020	Lowest contract charge 0.25% Class B	$161.21	—	—	—	14.63%
	Highest contract charge 1.34% Class B	$151.53	—	—	—	13.37%
	All contract charges	—	270	$41,365	1.75%	—
2019	Lowest contract charge 0.50% Class B	$139.02	—	—	—	26.16%
	Highest contract charge 1.34% Class B	$133.66	—	—	—	25.09%
	All contract charges	—	197	$26,754	1.77%	—
2018	Lowest contract charge 0.50% Class B	$110.19	—	—	—	(9.24)%
	Highest contract charge 1.34% Class B	$106.85	—	—	—	(10.01)%
	All contract charges	—	124	$13,369	1.86%	—

FSA-151

SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

Templeton Global Bond VIP Fund
2022	Lowest contract charge 0.00% Class 2	$ 92.74	—	—	—	(4.95)%
	Highest contract charge 1.20% Class 2	$ 95.12	—	—	—	(6.08)%
	All contract charges	—	707	$67,593	0.00%	—
2021	Lowest contract charge 0.00% Class 2	$ 97.57	—	—	—	(5.00)%
	Highest contract charge 1.20% Class 2	$101.28	—	—	—	(6.14)%
	All contract charges	—	695	$70,807	0.00%	—
2020	Lowest contract charge 0.25% Class 2	$119.53	—	—	—	(5.52)%
	Highest contract charge 1.20% Class 2	$107.90	—	—	—	(6.42)%
	All contract charges	—	660	$71,515	8.55%	—
2019	Lowest contract charge 0.50% Class 2	$123.47	—	—	—	1.50%
	Highest contract charge 1.20% Class 2	$115.30	—	—	—	0.79%
	All contract charges	—	641	$74,250	7.01%	—
2018	Lowest contract charge 0.50% Class 2	$121.64	—	—	—	1.43%
	Highest contract charge 1.20% Class 2	$114.40	—	—	—	0.70%
	All contract charges	—	598	$68,652	0.00%	—

VanEck VIP Global Resources Fund
2022	Lowest contract charge 0.00% Class S	$ 87.17	—	—	—	8.12%
	Highest contract charge 1.45% Class S	$ 73.54	—	—	—	6.56%
	All contract charges	—	450	$33,894	1.55%	—
2021	Lowest contract charge 0.25% Class S	$ 78.50	—	—	—	18.38%
	Highest contract charge 1.45% Class S	$ 69.01	—	—	—	16.95%
	All contract charges	—	409	$28,988	0.31%	—
2020	Lowest contract charge 0.25% Class S	$ 66.31	—	—	—	18.52%
	Highest contract charge 1.45% Class S	$ 59.01	—	—	—	17.11%
	All contract charges	—	436	$26,222	0.75%	—
2019	Lowest contract charge 0.50% Class S	$ 54.75	—	—	—	10.99%
	Highest contract charge 1.45% Class S	$ 50.39	—	—	—	9.93%
	All contract charges	—	401	$20,621	0.00%	—
2018	Lowest contract charge 0.50% Class S	$ 49.33	—	—	—	(28.78)%
	Highest contract charge 1.45% Class S	$ 45.84	—	—	—	(29.47)%
	All contract charges	—	375	$17,520	0.00%	—

(a)	Units were made available on October 22, 2018.
(b)	Units were made available on June 5, 2020.
(c)	Units were made available on June 12, 2020.
(d)	EQ/Balanced Strategy replaced EQ/Franklin Balanced Managed Volatility due to a merger on June 18, 2021.
(e)	EQ/Core Plus Bond replaced EQ/Global Bond Plus due to a merger on June 18, 2021.
(f)	Units were made available on November 4, 2022.
(g)	EQ/AB Small Cap Growth replaced Delaware Ivy VIP Small Cap Growth due to a substitution on November 11, 2022.
(h)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(i)	EQ/Fidelity Institutional AM® Large Cap replaced Invesco V.I. Main Street Fund due to a substitution on November 11, 2022.
(j)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.

**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-152

SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2022

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

In July 2022, the Securities and Exchange Commission issued an order with findings that daily separate account and portfolio operating expenses disclosed in customer prospectuses for the Equivest variable annuity product and incorporated in the calculation of net investment portfolio results in Equivest quarterly account statements were not properly presented or referenced in those account statements. Equitable Financial, neither admitted nor denied the findings, but agreed to prospectively modify the relevant account statements and cross-reference the relevant prospectus disclosures, and pay a civil monetary penalty of $50 million, to be distributed to the plan participants.

As of April 14, 2023, Equitable Financial already paid a total of $42.4 million of which $28.6 million was contributed to Separate Account A that increased the existing plan participants account value. Equitable Financial is expecting to pay the remaining $7.6 million to former plan participants in the second quarter of 2023.

FSA-153